UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2009

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


(SEI LOGO)   New ways.
             New answers.(R)




SEI Tax Exempt Trust

Semi-Annual Report as of February 28, 2009

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund

Tax-Advantaged Income Fund

TABLE OF CONTENTS

Schedules of Investments                                                       1
Statements of Assets & Liabilities                                            72
Statements of Operations                                                      74
Statements of Changes in Net Assets                                           76
Financial Highlights                                                          81
Notes to Financial Statements                                                 84
Disclosure of Fund Expenses                                                   92

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                   (BAR CHART)

Education                23.0%
General Revenue          15.7%
Healthcare               15.0%
Industrial Development   12.2%
Power                     6.4%
Transportation            6.3%
General Obligations       5.1%
Public Facilities         4.9%
Water                     4.0%
Housing                   3.6%
Airports                  2.0%
Pollution Control         0.9%
Utilities                 0.6%
Nursing Homes             0.3%

*Percentages based on total investments.

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 1.6%
   Huntsville-Randolph, School
      Educational Building Authority,
      Randolph School Project, RB
         0.770%, 03/02/09 (A) (B)              $         7,500   $         7,500
   Mobile, Spring Hill College Project, RB
         1.660%, 03/02/09 (A) (B)                       10,000            10,000
                                                                 ---------------
                                                                          17,500
                                                                 ---------------
ARIZONA -- 0.2%
   Nogales, Wastewater Systems Project,
      Ser A, RB
         3.750%, 04/01/09 (A) (B)                        2,000             2,033
                                                                 ---------------
ARKANSAS -- 0.4%
   Arkansas State, Development Finance
      Authority, Washington Regional
      Medical Center Project, RB
      Pre-Refunded @ 100
         7.375%, 02/01/10 (C)                            4,400             4,655
                                                                 ---------------
CALIFORNIA -- 2.3%
   California State, Municipal Securities
      Trust Receipts, Ser 136, GO, XLCA
         1.600%, 03/01/09 (B)                           11,400            11,400
   California State, Ser DCL-010, GO, FSA
         3.750%, 03/06/09 (A) (B)                          700               700
   Los Angeles, Ser A, COP
         1.670%, 03/02/09 (A) (B)                        7,855             7,855
   Sacramento County, Sanitation District,
      Municipal Securities Trust Receipts,
      Ser A, RB, FGIC
         0.640%, 03/05/09 (A) (B)                        5,550             5,550
                                                                 ---------------
                                                                          25,505
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
COLORADO -- 6.7%
   Central Platte Valley, Metropolitan
      District, Ser B, GO
         3.000%, 06/01/09 (A) (B)              $         4,485   $         4,485
   Colorado State, Educational & Cultural
      Facilities Authority, Linfield Christian
      School Project, RB
         0.820%, 03/05/09 (A) (B)                        8,000             8,000
   Colorado State, Educational & Cultural
      Facilities Authority, Pueblo Serra
      Worship Holdings Project, RB
         0.750%, 03/05/09 (A) (B)                        1,450             1,450
   Colorado State, Educational & Cultural
      Facilities Authority, Ser 1557, RB,
      FGIC
         0.670%, 03/05/09 (B)                            6,000             6,000
   Colorado State, Health Facilities
      Authority, Catholic Health Project,
      Ser C-4, RB
         3.750%, 04/01/09 (B)                            2,500             2,541
   Colorado State, Housing & Finance
      Authority, Winridge Apartments
      Project, RB
         0.670%, 03/04/09 (B)                            7,000             7,000
   Cornerstone, Metropolitan District
      No. 1, RB
         0.670%, 03/05/09 (A) (B)                        7,675             7,675
   Fort Collins, Pollution Control,
      Ser 2036, RB
         1.010%, 03/07/09 (B)                            9,685             9,685
   JPMorgan Chase Putters, Ser 3272,
      RB, AMBAC
         0.920%, 03/06/09 (B)                           20,285            20,285
   Southglenn, Metropolitan District, RB
         0.670%, 03/05/09 (A) (B)                        5,000             5,000
   Thornton, Multi-Family Housing
      Authority, Quaile Ridge Project,
      Ser A, RB
         0.520%, 03/03/09 (B)                              450               450
                                                                 ---------------
                                                                          72,571
                                                                 ---------------
CONNECTICUT -- 0.5%
   Connecticut State, Industrial
      Development Authority, Bradley
      Airport Hotel Project, RB
         0.670%, 03/04/09 (A) (B)                        5,725             5,725
                                                                 ---------------
DELAWARE -- 1.5%
   Delaware State, Economic
      Development Authority, School
      House Project, RB
         0.900%, 03/04/09 (A) (B)                        3,750             3,750


         SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New Castle County, University
      Courtyard Apartments Project, RB
         0.720%, 03/05/09 (A) (B)              $        12,260   $        12,260
                                                                 ---------------
                                                                          16,010
                                                                 ---------------
DISTRICT OF COLUMBIA -- 3.7%
   District of Columbia, American College
      Cardiology Project, RB
         0.620%, 03/04/09 (A) (B)                       12,000            12,000
   District of Columbia, Labratory School
      Project, RB
         0.720%, 03/05/09 (A) (B)                          480               480
   District of Columbia, Sidwell Friends
      School Project, RB
         0.620%, 03/04/09 (A) (B)                       27,500            27,500
                                                                 ---------------
                                                                          39,980
                                                                 ---------------
FLORIDA -- 4.8%
   Austin Certificates Trust,
      Ser 2007-1036, COP, AMBAC
         1.670%, 03/03/09 (B)                            7,500             7,500
   Citizens Property Insurance, Municipal
      Securities Trust Receipts, Cl A,
      Ser 46, RB, MBIA
         0.670%, 03/02/09 (A) (B)                        4,100             4,100
   City of Lakeland, Energy Systems
      Revenue Authority, Ser B, RB
         0.300%, 03/01/09 (A) (B)                       20,000            20,000
   Collier County, Industrial Development
      Authority, Gulf Coast American Blind
      Project, Ser A, RB
         4.150%, 03/06/09 (A) (B)                        2,460             2,460
   Eclipse Funding Trust, RB, MBIA
         0.600%, 03/01/09 (B)                            5,250             5,250
   Florida State, Board of Education,
      Ser 2929, GO
         0.670%, 03/02/09 (B)                            3,300             3,300
   Florida State, Housing Finance Agency,
      River Oaks Apartments Project, RB
         0.620%, 03/05/09 (B)                              200               200
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB
         0.650%, 03/01/09 (A) (B)                        3,600             3,600
   Miami-Dade County, Industrial
      Development Authority, American
      Public Media Group Project, RB
         0.450%, 03/01/09 (A) (B)                        4,000             4,000
   Town of Davie, Educational Facilities
      Authority, Parkway Christian School
      Project, RB
         3.750%, 03/02/09 (A) (B)                        2,435             2,435
                                                                 ---------------
                                                                          52,845
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
GEORGIA -- 1.7%
   Floyd County, Development Authority,
      Berry College Project, RB
         0.720%, 03/04/09 (A) (B)              $         1,655   $         1,655
   Gwinnett County, Multi-Family Housing
      Authority, Greens Apartments
      Project, RB
         0.670%, 03/04/09 (B)                            6,300             6,300
   Northwestern Gwinnett County, RB
         0.690%, 03/07/09 (A) (B)                        9,385             9,385
   Smyrna, Housing Authority, F&M
      Villages Project, RB
         0.670%, 03/04/09 (B)                            1,000             1,000
                                                                 ---------------
                                                                          18,340
                                                                 ---------------
ILLINOIS -- 9.6%
   Bloomington, GO
         0.660%, 03/02/09 (B)                              600               600
   Chicago O'Hare International Airport,
      Ser 1284, RB, FGIC
         1.010%, 03/07/09 (B)                           10,995            10,995
   Chicago, O'Hare International Airport,
      RB, MBIA
         0.880%, 03/05/09 (B)                           10,990            10,990
   Chicago, Transit Authority, Federal
      Transit Administration, Sector 5307,
      RB, AMBAC
         4.000%, 06/01/09                                2,265             2,279
   Deutsche Bank Spears/Lifers Trust,
      Ser 400, GO, FSA
         0.650%, 03/03/09 (B)                            5,110             5,110
   Deutsche Bank Spears/Lifers Trust,
      Ser 410, GO, FGIC
         0.740%, 03/07/09 (B)                            4,240             4,240
   Deutsche Bank Spears/Lifers Trust,
      Ser 411, GO, FGIC
         0.740%, 03/03/09 (B)                            4,175             4,175
   Deutsche Bank Spears/Lifers Trust,
      Ser 555, GO, FSA
         0.620%, 03/02/09 (B)                            3,230             3,230
   Deutsche Bank Spears/Lifers Trust,
      Ser 660, RB, MBIA
         0.620%, 03/02/09 (B)                            2,500             2,500
   Illinois State, Development Financing
      Authority, Christian Brothers Services
      Project, RB
         1.130%, 03/04/09 (A) (B)                        1,200             1,200
   Illinois State, Development Financing
      Authority, Creative Children's
      Academy Project, RB
         1.780%, 03/05/09 (A) (B)                        2,200             2,200


         2 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Illinois State, Development Financing
      Authority, McCormick Theological
      Project, Ser A, RB
         0.710%, 03/04/09 (A) (B)              $         1,000   $         1,000
   Illinois State, Development Financing
      Authority, North Shore Country Day
      Project, RB
         0.710%, 03/04/09 (A) (B)                        2,200             2,200
   Illinois State, Eagle Project, Cl A,
      GO, FSA
         1.390%, 03/06/09 (B)                            6,145             6,145
   Illinois State, Finance Authority,
      Chicagoland Laborers Project,
      Ser 2, RB
         3.660%, 03/03/09 (A) (B)                       17,500            17,500
   Illinois State, Ser 783, GO, FSA
         0.720%, 03/05/09 (B)                            4,995             4,995
   JPMorgan Chase Putters, Ser 3258,
      GO, FGIC
         0.870%, 03/02/09 (B)                            9,690             9,734
   Lake County, Community Consolidated
      School District No. 73, Ser 329, GO,
      FGIC
         0.970%, 03/05/09 (B)                              175               175
   Macon County, Decatur Family YMCA
      Project, RB
         0.630%, 03/04/09 (A) (B)                        8,700             8,700
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB
         1.000%, 03/01/09 (A) (B)                        2,100             2,100
   Skokie, Economic Development
      Authority, Skokie Fashion Square
      Project, RB
         0.925%, 03/05/09 (A) (B)                        4,350             4,350
                                                                 ---------------
                                                                         104,418
                                                                 ---------------
INDIANA -- 6.4%
   Carmel, Industrial Redevelopment
      Authority, Ser 1275, RB
         0.670%, 03/05/09 (B)                           10,490            10,490
   East Porter County, School Building,
      Ser 144, RB, MBIA
         0.620%, 03/05/09 (B)                            5,205             5,205
   Greater Clark County, Independent
      Schools, Temporary Loan Warrants
         4.000%, 03/31/09                                6,600             6,602
   Indiana State, Development Finance
      Authority, Brebeuf Preparatory
      School Project, RB
         1.130%, 03/05/09 (A) (B)                        3,400             3,400

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Indiana State, Educational Facilities
      Authority, Franklin College Project,
      RB
         0.620%, 03/02/09 (A) (B)              $           100   $           100
   Indiana State, Finance Authority,
      Ascension Health Project,
      Ser E-5, RB
         3.500%, 04/01/09 (B)                            2,600             2,625
   Indiana State, Finance Authority,
      University of Indianapolis Project,
      RB
         3.000%, 03/02/09 (A) (B)                       14,000            14,000
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Greenwood Village South Project,
      Ser A, RB
         0.570%, 03/05/09 (A) (B)                        9,300             9,300
   Indiana State, Health Facilities
      Financing Authority, Margaret Mary
      Community Hospital Project,
      Ser A, RB
         1.800%, 03/01/09 (A) (B)                       10,915            10,915
   Indiana State, Industrial Development
      Authority, Goodwill Industries Center
      Project, RB
         1.050%, 03/05/09 (A) (B)                        1,125             1,125
   Indiana State, Transportation Finance
      Authority, Highway Restoration
      Project, RB
         0.500%, 04/01/09 (B)                            3,100             3,100
   St. Joseph County, Educational
      Facilities Authority, Holy Cross
      College Project, RB
         3.750%, 03/05/09 (A) (B)                        2,900             2,900
                                                                 ---------------
                                                                          69,762
                                                                 ---------------
IOWA -- 2.1%
   Iowa State, Finance Authority, Carroll
      Kuemper Catholic High School
      Project, RB
         1.800%, 03/01/09 (A) (B)                          800               800
   Iowa State, Finance Authority, Museum
      of Art Foundation Project, RB
         0.450%, 03/01/09 (A) (B)                          100               100
   Iowa State, Higher Education Loan
      Authority, Private College -
      Des Moines Project, RB
         1.800%, 03/01/09 (A) (B)                          695               695
   Iowa State, Higher Education Loan
      Authority, Private College -
      Des Moines Project, RB
         1.800%, 03/01/09 (A) (B)                        1,830             1,830


         SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Iowa State, Higher Education Loan
      Authority, Private College -
      Morningside College Project, RB
         0.350%, 03/01/09 (A) (B)              $           795   $           795
   Iowa State, Higher Education Loan
      Authority, Private College - University
      Dubuque Project, RB
         0.450%, 04/01/09 (A) (B)                        6,285             6,285
   Iowa State, Higher Education Loan
      Authority, Private College Project, RB
         0.450%, 03/01/09 (A) (B)                        4,000             4,000
   Iowa State, Higher Education Loan
      Authority, Ser B, RAN
         3.000%, 05/20/09                                3,625             3,638
   Waterloo, Community School District,
      BAN
         4.750%, 06/01/09                                4,300             4,335
                                                                 ---------------
                                                                          22,478
                                                                 ---------------
KANSAS -- 0.3%
   Kansas State, Development Finance
      Authority, Multi-Family Housing -
      Woodridge Project, RB
         0.630%, 03/05/09 (B)                            3,000             3,000
                                                                 ---------------
KENTUCKY -- 2.4%
   Hardin County, Water District No. 1,
      RB
         0.640%, 03/05/09 (A) (B)                        1,170             1,170
   Kentucky State, Economic
      Development Finance Authority,
      Adventis Health Systems Project,
      Ser A, RB
         0.570%, 03/05/09 (A) (B)                        1,200             1,200
   Kentucky State, Economic
      Development Finance Authority,
      Baptist Healthcare Systems Project,
      Ser B4, RB
         0.620%, 03/02/09 (A) (B)                        8,000             8,000
   Lexington-Fayette Urban County,
      Richmond Place Project, RB
         3.850%, 04/01/09 (A) (B)                        4,630             4,630
   Louisville & Jefferson County,
      Metropolitan Government, Seven
      Counties Services Project, RB
         3.750%, 03/06/09 (A) (B)                        2,750             2,750
   Northern Kentucky, Port Authority,
      Hospital Imaging Project, RB
         3.750%, 03/04/09 (A) (B)                        3,220             3,220
   Williamstown, League of Cities,
      Funding Trust, Ser B, RB
         0.600%, 03/06/09 (A) (B)                        5,000             5,000
                                                                 ---------------
                                                                          25,970
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MARYLAND -- 0.1%
   Maryland State, Washington Suburban
      Sanitation District, Ser A, GO
         0.600%, 03/03/09 (B)                  $           900   $           900
                                                                 ---------------
MASSACHUSETTS -- 2.9%
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB
         0.690%, 03/04/09 (A) (B)                        5,425             5,425
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB
         0.800%, 03/04/09 (A) (B)                        3,905             3,905
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A, RB
         0.670%, 03/05/09 (A) (B)                        3,000             3,000
   Massachusetts State, Development
      Finance Agency, Dean College
      Project, RB
         0.800%, 03/04/09 (A) (B)                        9,000             9,000
   Massachusetts State, Development
   Finance Agency, North Shore
      Multi-Mode YMCA Project, RB
         0.750%, 03/05/09 (A) (B)                          200               200
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB
         0.800%, 03/04/09 (A) (B)                        1,915             1,915
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB
         0.800%, 03/04/09 (A) (B)                        1,500             1,500
   Massachusetts State, Health &
      Educational Facilities Authority, RB
         0.670%, 03/05/09 (B)                            6,750             6,750
                                                                 ---------------
                                                                          31,695
                                                                 ---------------
MICHIGAN -- 2.3%
   Detroit City, School District, Ser 2954,
      GO, FSA
         0.970%, 03/07/09 (B)                           10,360            10,360
   East Lansing, School District, School
      Building and Site Project, GO
         4.700%, 05/01/09                                  750               754
   Kalamazoo County, Economic
      Development Authority, WBC
      Properties Project, RB
         3.050%, 03/01/09 (A) (B)                        4,700             4,700
   Michigan State, Higher Education
      Facilities Authority, Adrian College
      Project, RB
         0.630%, 03/05/09 (A) (B)                        1,960             1,960


        4 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Michigan State, Higher Education
      Facilities Authority, Davenport
      University Project, RB
         3.750%, 03/04/09 (A) (B)              $         2,910   $         2,910
   Michigan State, Hospital Finance
      Authority, Ascension Health Credit
      Project, Ser A, RB, MBIA
      Pre-Refunded @ 101
         6.250%, 11/15/09 (C)                            3,800             3,943
   Michigan State, Hospital Finance
      Authority, Southwestern Rehab
      Project, RB
         3.750%, 03/03/09 (A) (B)                          420               420
                                                                 ---------------
                                                                          25,047
                                                                 ---------------
MINNESOTA -- 2.1%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB
         0.350%, 03/01/09 (A) (B)                          300               300
   Austin, Industrial Development
      Authority, Supervalu Project, RB
         0.720%, 03/04/09 (A) (B)                        3,325             3,325
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority, Children's
      Hospital Clinics, Ser A, RB, FSA
         0.400%, 03/01/09 (B)                              800               800
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority, Public
      Radio Project, RB
         1.800%, 03/01/09 (A) (B)                        1,700             1,700
   Minnesota State, Agricultural &
      Economic Development Board,
      Essentia Health Project,
      Ser C-4B, RB
         0.400%, 03/01/09 (B)                            7,300             7,300
   Scott County, GAN
         3.750%, 12/01/09                                3,000             3,059
   St. Paul, Port Authority, Amherst H.
      Wilder Foundation, RB
         0.450%, 03/01/09 (A) (B)                        6,000             6,000
                                                                 ---------------
                                                                          22,484
                                                                 ---------------
MISSOURI -- 1.5%
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB
         0.670%, 03/05/09 (B)                            4,045             4,045
   Missouri State, Development Finance
      Board, Nelson Gallery Foundation
      Project, Ser A, RB
         0.450%, 03/01/09 (B)                            2,000             2,000

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Missouri State, Health & Educational
      Facilities Authority, Kansas City Art
      Institute, RB
         0.450%, 03/01/09 (A) (B)              $         4,100   $         4,100
   Missouri State, Health & Educational
      Facilities Authority, Private Education
      Project, Ser A, RAN
         3.000%, 04/23/09                                1,200             1,202
   Missouri State, Health & Educational
      Facilities Authority, Southwest
      Baptist University Project, RB
         0.450%, 03/01/09 (A) (B)                          200               200
   Missouri State, Health & Educational
      Facilities Authority, St. Louis Priory
      School Project, RB
         0.550%, 03/02/09 (A) (B)                        3,300             3,300
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB
         0.450%, 03/01/09 (B)                              320               320
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser A, RB
         0.450%, 03/01/09 (B)                              970               970
                                                                 ---------------
                                                                          16,137
                                                                 ---------------
NEBRASKA -- 0.5%
   Douglas County, Hospital Authority
      No. 3, RB
         0.740%, 03/05/09 (B)                            5,030             5,030
                                                                 ---------------
NEVADA -- 3.2%
   Las Vegas Valley, Water District
      Authority, Water Improvement
      Project, Ser C, GO
         2.200%, 03/01/09 (B)                           35,400            35,400
                                                                 ---------------
NEW HAMPSHIRE -- 1.8%
   Merrimack County, TAN
         3.250%, 12/30/09                                6,500             6,513
   New Hampshire State, Health &
      Education Facilities Authority,
      Kimball University Academy
      Project, RB
         0.820%, 03/05/09 (A) (B)                        5,000             5,000
   New Hampshire State, Health &
      Education Facilities Authority,
      Wenworth Project, Ser K, RAN
         2.750%, 04/22/09                                8,000             8,006
                                                                 ---------------
                                                                          19,519
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
NEW JERSEY -- 0.3%
   Hopewell Township, BAN
         2.500%, 09/17/09                      $         3,705   $         3,714
                                                                 ---------------
NEW MEXICO -- 1.4%
   University of New Mexico, Systems
      Improvement Project, RB
         1.420%, 03/04/09 (B)                           15,290            15,290
                                                                 ---------------
NEW YORK -- 4.3%
   New York City, Industrial Development
      Agency, Congregation Darchei Torah
      Project, RB
         1.220%, 03/06/09 (A) (B)                       24,000            24,000
   New York State, Dormitory Authority,
      RB
         0.670%, 03/01/09 (B)                           22,920            22,920
                                                                 ---------------
                                                                          46,920
                                                                 ---------------
NORTH DAKOTA -- 0.1%
   Bismarck, Industrial Development
      Authority, Supervalu Project, RB
         0.720%, 03/03/09 (A) (B)                        1,500             1,500
                                                                 ---------------
OHIO -- 5.7%
   BB&T Municipal Trust, Ser 1015, RB
         0.670%, 03/01/09 (A) (B)                       14,000            14,000
   Cuyahoga County, Civic Facilities
      Authority, 700 Prospect Project, RB
         3.750%, 03/06/09 (A) (B)                        2,290             2,290
   East Liverpool, Hospital Revenue
      Authority, Liverpool City Hospital
      Project, RB
         4.000%, 03/02/09 (A) (B)                        6,465             6,465
   Henry County, Facilities Improvement
      Authority, Hospital Project, RB
         0.950%, 03/05/09 (A) (B)                        3,075             3,075
   Licking County, School Facilities
      Authority, BAN
         3.000%, 09/08/09                                1,100             1,105
   Lima, Refunding & Improvement
      Authority, Lima Memorial Hospital
      Project, RB
         0.850%, 03/05/09 (A) (B)                          635               635
   Lorain County, Industrial Development
      Authority, Regional Medical Center
      Project, RB
         0.950%, 03/04/09 (A) (B)                        1,080             1,080
   Mercer County, Healthcare Authority,
      Grand Lake Cancer Center Project,
      Ser A, RB
         3.750%, 03/05/09 (A) (B)                        2,595             2,595

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Montgomery County, Transportation
      Improvement District, Transportation
      Improvement Notes, Ser A
         2.875%, 11/04/09                      $         4,000   $         4,008
   Ohio State, Air Quality Development
      Authority, First Energy Project,
      Ser A, RB
         0.700%, 03/04/09 (A) (B)                        7,220             7,220
   Ohio State, American Municipal Power
      Authority, Prairie Street Project, BAN
         3.500%, 04/01/09                               15,000            15,011
   Ohio State, GO
         6.650%, 09/01/09                                  910               936
   Ohio State, Higher Educational Facility
      Commission, Pooled Financing 97,
      RB
         3.170%, 03/05/09 (A) (B)                        2,000             2,000
   University of Toledo, Municipal
      Securities Trust Receipts,
      Ser SGA 125, RB, FGIC
         0.650%, 03/04/09 (B)                            2,200             2,200
                                                                 ---------------
                                                                          62,620
                                                                 ---------------
PENNSYLVANIA -- 1.5%
   Lower Merion, School District, Capital
      Project, Ser A, GO
         0.550%, 03/02/09 (A) (B)                        5,000             5,000
   Pennsylvania State, Public School
      Building Authority, North Hills
      School District Project, RB
         0.700%, 03/02/09 (A) (B)                        4,000             4,000
   Pennsylvania State, Turnpike
      Commission, Ser A, BAN, AMBAC
         4.000%, 10/15/09                                6,000             6,000
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB
         0.650%, 03/05/09 (A) (B)                        1,600             1,600
                                                                 ---------------
                                                                          16,600
                                                                 ---------------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser 246,
      RB, FSA
         2.170%, 07/01/09 (B)                            1,015             1,015
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 19, RB, FSA
         3.750%, 03/03/09 (A) (B)                        5,145             5,145
                                                                 ---------------
                                                                           6,160
                                                                 ---------------


        6 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
SOUTH CAROLINA -- 1.4%
   Macon Trust, Variable Certificates,
      Ser 2007-303, RB
         0.770%, 03/05/09 (A) (B)              $         2,200   $         2,200
   South Carolina State, Educational
      Facilities Authority, Furman
      University Project, Ser B, RB
         0.300%, 03/01/09 (B)                            3,000             3,000
   South Carolina State, Transportation
      Infrastructure Bank, Merlots,
      Ser K11, RB, AMBAC
         0.650%, 03/04/09 (B)                           10,305            10,305
                                                                 ---------------
                                                                          15,505
                                                                 ---------------
TENNESSEE -- 2.2%
   Franklin County, Health & Educational
      Facilities, University of South
      Sewanee Project, RB
         1.000%, 03/01/09 (B)                              700               700
   Memphis-Shelby County, Industrial
      Development Board, Medical Group
      Project, RB
         0.820%, 03/05/09 (A) (B)                        4,900             4,900
   Metropolitan Government Nashville &
      Davidson County, Industrial
      Development Board, Multi-Family
      Housing - Spinnaker Project, RB
         0.650%, 03/05/09 (B)                            1,400             1,400
   Sevier County, Public Building
      Authority, Local Government Public
      Improvement Project, Ser B1, RB
         1.500%, 03/04/09 (A) (B)                        16,570           16,570
                                                                 ---------------
                                                                          23,570
                                                                 ---------------
TEXAS -- 1.2%
   Austin Certificates Trust,
      Ser 2007-313, RB
         0.770%, 03/01/09 (B)                            5,805             5,805
   Bexar County, GO
         5.000%, 06/15/09                                  245               247
   Granbury, Independent School District,
      Merlots, Ser D290, GO
         0.650%, 03/01/09 (B)                            3,630             3,630
   Gulf Coast, Industrial Development
      Authority, Petrounited Project, RB
         0.630%, 03/05/09 (A) (B)                        1,500             1,500
   Harris County, Health Facilities
      Development Authority,
      Ser 1018, RB
         0.600%, 03/05/09 (B)                            1,600             1,600

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Houston, Water & Sewer System
      Revenue Authority, Variable
      Certificates, Ser DCL-055, RB, FSA
         3.500%, 03/01/09 (A) (B)              $           700   $           700
                                                                 ---------------
                                                                          13,482
                                                                 ---------------
UTAH -- 3.0%
   Intermountain, Power Agency,
      Ser E, RB
         0.600%, 03/01/09 (B)                            2,700             2,700
   Intermountain, Power Agency,
      Ser F, RB
         0.600%, 03/01/09 (B)                           30,000            30,000
                                                                 ---------------
                                                                          32,700
                                                                 ---------------
VERMONT -- 0.6%
   Vermont State, Educational & Health
      Buildings Financing Agency, Porter
      Hospital Project, Ser A, RB
         0.720%, 03/05/09 (A) (B)                        6,225             6,225
                                                                 ---------------
VIRGINIA -- 0.9%
   BB&T Municipal Trust, Ser 1018, RB
         0.680%, 03/04/09 (A) (B)                        6,100             6,100
   Hampton Redevelopment & Housing
      Authority, RB
         0.620%, 03/03/09 (B)                            1,100             1,100
   Lynchburg, Industrial Development
      Authority, Central Health Hospital
      Project, Ser A, RB, MBIA
         0.620%, 03/03/09 (A) (B)                        2,990             2,990
                                                                 ---------------
                                                                          10,190
                                                                 ---------------
WASHINGTON -- 7.1%
   Everett, Public Facilities District
      Authority, RB
         2.200%, 03/01/09 (B)                            1,600             1,600
   Washington State, Economic
      Development Finance Authority,
      Pioneer Human Services Project,
      Ser H, RB
         0.800%, 03/01/09 (A) (B)                          100               100
   Washington State, Health Care
      Facilities Authority, Grays Harbor
      Community Hospital Project, RB,
      Radian
         1.350%, 03/01/09 (A) (B)                        7,000             7,000
   Washington State, Health Care
      Facilities Authority, Overlake Hospital
      Medical Center Project, Ser C-2, RB
         0.750%, 03/02/09 (A) (B)                       14,000            14,000


         SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 7

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Washington State, Health Care
      Facilities Authority, RB, Radian
         1.100%, 03/04/09 (A) (B)              $        36,500   $        36,500
   Washington State, Health Care
      Facilities Authority, Swedish Health
      Services Project, RB
         0.870%, 03/04/09 (A) (B)                       13,000            13,000
   Washington State, Housing Finance
      Commission, Panorama City
      Project, RB
         0.400%, 03/01/09 (A) (B)                        4,415             4,415
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Project, Ser A, RB
         0.800%, 03/01/09 (A) (B)                          200               200
   Washington State, Housing Finance
      Commission, Tacoma Art Museum
      Project, RB
         0.450%, 03/01/09 (A) (B)                          100               100
                                                                 ---------------
                                                                          76,915
                                                                 ---------------
WISCONSIN -- 3.1%
   Holmen School District, Ser B, BAN
         3.600%, 12/01/09                                4,400             4,445
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB
         0.770%, 03/05/09 (A) (B)                        1,900             1,900
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB
         0.350%, 03/01/09 (A) (B)                        1,325             1,325
   New Richmond, School District, BAN
         2.750%, 11/16/09                                6,725             6,745
   Wisconsin State, Health & Educational
      Facilities Authority, Ser 2113, RB
         1.010%, 03/06/09 (B)                           15,000            15,000
   Wisconsin State, Rural Water Authority,
      BAN
         3.500%, 12/01/09                                3,815             3,884
                                                                 ---------------
                                                                          33,299
                                                                 ---------------
WYOMING -- 0.2%
   Campbell County, Recreation Project,
      Recreational Project, RB
         4.000%, 06/15/09                                1,660             1,672
                                                                 ---------------
MULTI-STATE -- 6.9%
   BB&T Municipal Trust, Ser 1007, RB
         0.670%, 03/03/09 (A) (B)                       21,160            21,160
   BB&T Municipal Trust, Ser 2044, RB,
      MBIA
         0.640%, 03/03/09 (A) (B)                        3,500             3,500

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   BB&T Municipal Trust, Ser 5000, RB
         0.820%, 03/05/09 (A) (B)              $        10,741   $        10,741
   Morgan Keegan, Municipal Products
      Trust, Ser B-1, RB
         1.170%, 03/07/09 (A) (B)                       31,165            31,165
   RBC, Municipal Products Trust,
      Ser E-10, RB
         0.700%, 03/02/09 (A) (B)                        8,995             8,995
                                                                 ---------------
                                                                          75,561
                                                                 ---------------
Total Municipal Bonds
   (Cost $1,078,927) ($ Thousands)                                     1,078,927
                                                                 ---------------
Total Investments -- 99.1%
   (Cost $1,078,927) ($ Thousands)                               $     1,078,927
                                                                 ===============

Percentages are based on Net Assets of $1,088,978 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Corporation

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TAN -- Tax Anticipation Note

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


         8 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Institutional Tax Free Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Education                19.8%
General Revenue          17.2%
Healthcare               16.7%
Industrial Development   10.8%
Housing                   9.9%
Power                     6.1%
Transportation            5.0%
General Obligations       4.4%
Water                     3.7%
Public Facilities         3.2%
Utilities                 2.1%
Airports                  0.5%
Nursing Homes             0.4%
Board Bank Revenue        0.2%

*Percentages based on total investments.

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 100.0%
ALABAMA -- 2.3%
   Birmingham, Public Educational Building
      Authority, University of Alabama
      Birmingham Project, Ser A, RB
         0.670%, 03/05/09 (A) (B)              $         4,700   $         4,700
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB
         0.820%, 03/05/09 (A) (B)                        5,000             5,000
   Lee County, Industrial Development
      Authority, Lifesouth Community Blood
      Center Project, RB
         0.670%, 03/04/09 (A) (B)                          310               310
   Mobile, Spring Hill College Project, RB
         1.660%, 03/02/09 (A) (B)                       11,200            11,200
   University of Alabama at Birmingham,
      Ser B, RB
         1.170%, 03/06/09 (A) (B)                       16,000            16,000
                                                                 ---------------
                                                                          37,210
                                                                 ---------------
ALASKA -- 0.1%
   Alaska, Industrial Development & Export
      Authority, Providence Health Systems
      Project, RB
         5.000%, 10/01/09                                1,000             1,022
                                                                 ---------------
ARIZONA -- 0.5%
   Pima County, Industrial Development
      Authority, Ser 2835, RB
         0.600%, 03/02/09 (B)                            8,125             8,125
                                                                 ---------------
ARKANSAS -- 0.3%
   Arkansas State, Development Finance
      Authority, Washington Regional Medical
      Center Project, RB
      Pre-Refunded @ 100
         7.375%, 02/01/10 (C)                            5,000             5,290
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
CALIFORNIA -- 3.5%
   California State, Educational Facilities
      Authority, Ser 487, RB
         0.670%, 03/07/09 (B)                  $         8,245   $         8,256
   California State, Municipal Securities
      Trust Receipts, Ser 136, GO, XLCA
         1.600%, 03/01/09 (B)                           12,300            12,300
   California State, Ser DCL-010, GO, FSA
         3.750%, 03/06/09 (A) (B)                        2,595             2,595
   Contra Costa, Water District Authority,
      Ser 750, RB, FSA
         0.720%, 03/03/09 (B)                            5,630             5,630
   Palomar Pomerado, Health &
      Educational Facilities Authority,
      Ser 2234, GO, MBIA
         0.620%, 03/06/09 (B)                            7,000             7,000
   Sacramento County, Sanitation District,
      Municipal Securities Trust Receipts,
      Ser A, RB, FGIC
         0.640%, 03/05/09 (A) (B)                        8,100             8,100
   Sacramento, Municipal Utility District,
      RB, MBIA-RE FGIC
         0.690%, 03/05/09 (B)                            8,960             8,960
   Sequoia, Union High School District,
      Ser 2160, GO, FSA
         0.620%, 03/05/09 (B)                            1,960             1,960
   Western Riverside County, Regional
      Wastewater Treatment Authority, RB
         1.050%, 03/01/09 (A) (B)                          950               950
                                                                 ---------------
                                                                          55,751
                                                                 ---------------
COLORADO -- 2.7%
   Adams & Arapahoe, Joint School
      District 28J Aurora, Merlots,
      Ser K05, GO, FSA
         1.150%, 03/02/09 (B)                            5,025             5,025
   Central Platte Valley, Metropolitan
      District Authority, GO
         3.000%, 12/01/09 (A) (B)                        8,700             8,700
   Colorado State, Educational & Cultural
      Facilities Authority, Fountain Valley
      School Project, RB
         0.580%, 03/05/09 (A) (B)                          900               900
   Denver, Urban Renewal Authority,
      Stapleton Project, Ser A-2, TA
         0.600%, 03/03/09 (A) (B)                       10,000            10,000
   Erie, COP
         1.550%, 03/04/09 (A) (B)                        4,185             4,185
   Highland Village, Metropolitan District,
      GO
         1.550%, 03/03/09 (A) (B)                          800               800
   Solaris, Metropolitan District No. 1, RB
         1.170%, 03/03/09 (A) (B)                        5,615             5,615


         SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Triview, Metropolitan District Authority,
      Ser A, GO
         0.670%, 03/02/09 (A) (B)              $         6,740   $         6,740
                                                                 ---------------
                                                                          41,965
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, American
      University Project, RB
         0.350%, 03/01/09 (A) (B)                       13,800            13,800
   District of Columbia, Labratory School
      Project, RB
         0.720%, 03/05/09 (A) (B)                        1,185             1,185
   District of Columbia, Water & Sewer
      Authority, Ser 3494, RB, FSA
         3.050%, 03/05/09 (B)                            3,415             3,415
                                                                 ---------------
                                                                          18,400
                                                                 ---------------
FLORIDA -- 9.5%
   Broward County, Water & Sewer Utility
      Authority, RB
         0.680%, 03/05/09 (B)                            3,090             3,090
   Citizens Property Insurance, Municipal
      Securities Trust Receipts, Cl A,
      Ser 46, RB, MBIA
         0.670%, 03/02/09 (A) (B)                        8,400             8,400
   City of Lakeland, Energy Systems
      Revenue Authority, Ser B, RB
         0.300%, 03/01/09 (A) (B)                       11,100            11,100
   Deutsche Bank Spears/Lifers Trust,
      Ser 530, COP, FGIC
         0.620%, 03/05/09 (B)                           16,445            16,445
   Deutsche Bank Spears/Lifers Trust,
      Ser 553, COP, FGIC
         0.620%, 03/06/09 (B)                            2,920             2,920
   Florida International University Athletics,
      Football Stadium Project,
      Ser A, RB
         1.170%, 03/06/09 (A) (B)                       15,000            15,000
   Florida Municipal Power Agency, RB
         4.000%, 10/01/09                                1,455             1,476
   Florida State, Board of Education,
      Municipal Securities Trust Receipts,
      Ser SGA, GO, MBIA
         0.950%, 03/03/09 (B)                            7,000             7,000
   Florida State, Board of Education,
      Ser 2929, GO
         0.670%, 03/02/09 (B)                            4,500             4,500
   Florida State, Housing Finance Agency,
      Country Club Project, Ser PP, RB
         0.630%, 03/05/09 (B)                           16,500            16,500
   Florida State, Housing Finance Agency,
      River Oaks Apartments Project, RB
         0.620%, 03/05/09 (B)                            1,350             1,350

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Florida State, Municipal Power Agency,
      All Requirements Power Supply
      Project, Ser A, RB, FSA
         5.000%, 10/01/09                      $         3,000   $         3,069
   Miami-Dade County, Industrial
      Development Authority, RB
         0.620%, 03/04/09 (A) (B)                        1,325             1,325
   Orange County, Health Facilities
      Authority, Orlando Regional
      Healthcare Project, Ser A-1,
      RB, FSA
         2.000%, 03/01/09 (B)                           17,120            17,120
   RBC Municipal Products Trust,
      Ser E-7, RB
         0.640%, 03/03/09 (A) (B)                       15,000            15,000
   South Broward, Hospital District,
      Ser 337, RB, MBIA
         0.720%, 03/05/09 (B)                            8,180             8,180
   University of South Florida, College of
      Medicine Project, Ser A-2, COP
         0.630%, 03/04/09 (A) (B)                       17,000            17,000
                                                                 ---------------
                                                                         149,475
                                                                 ---------------
GEORGIA -- 3.6%
   Athens, Area Facilities Authority, COP
         0.690%, 03/07/09 (B)                            7,555             7,555
   Clayton County, Multi-Family Housing
      Authority, Rivers Edge Development
      Project, RB
         0.640%, 03/05/09 (B)                            1,000             1,000
   De Kalb County, Hospital Authority,
      De Kalb Medical Center Project,
      Ser B, RB
         0.610%, 03/02/09 (A) (B)                        3,800             3,800
   De Kalb County, Variable Certificates,
      Ser 2008-072, RB
         3.500%, 03/04/09 (B)                            3,400             3,400
   De Kalb County, Variable Certificates,
      Ser 2008-073, RB
         3.500%, 03/04/09 (B)                           14,790            14,790
   Fulton County, Development Authority,
      Morehouse School of Medicine
      Project, RB
         0.620%, 03/04/09 (A) (B)                        1,800             1,800
   Marietta, Multi-Family Housing
      Authority, Franklin Walk Apartments
      Project, RB
         0.640%, 03/05/09 (B)                            5,140             5,140
   Marietta, Multi-Family Housing
      Authority, Wood Knoll Project, RB
         0.800%, 03/05/09 (B)                           10,205            10,205


        10 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Roswell, Multi-Family Housing
      Authority, Belcourt Project,
      Ser A, RB
         0.700%, 03/04/09 (A) (B)              $         9,000   $         9,000
                                                                 ---------------
                                                                          56,690
                                                                 ---------------
HAWAII -- 0.6%
   Hawaii State, GO, FSA
         0.600%, 03/01/09 (B)                            9,200             9,200
                                                                 ---------------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency, Tax
      Increment, Ser A, TA
         0.870%, 03/05/09 (A) (B)                        1,605             1,605
                                                                 ---------------
ILLINOIS -- 4.8%
   Chicago, Housing Authority, Ser 2933Z,
      RB, FSA
         0.970%, 03/03/09 (B)                            8,560             8,560
   Deutsche Bank Spears/Lifers Trust,
      Ser 315, GO, FGIC
         0.740%, 03/07/09 (B)                            1,155             1,155
   Deutsche Bank Spears/Lifers Trust,
      Ser 475, GO, FSA
         0.640%, 03/05/09 (B)                            5,410             5,410
   Deutsche Bank Spears/Lifers Trust,
      Ser 653, GO, MBIA
         0.620%, 03/02/09 (B)                            9,051             9,051
   Du Page County, Benedictine
      University Project, RB
         0.570%, 03/02/09 (A) (B)                        1,300             1,300
   Illinois State, Finance Authority,
      American Academy Project, RB
         0.630%, 03/05/09 (A) (B)                        1,400             1,400
   Illinois State, Finance Authority,
      Decatur Mental Health Center
      Project, AMT, RB
         0.800%, 03/05/09 (A) (B)                        1,995             1,995
   Illinois State, Finance Authority, Sacred
      Heart School Project, RB
         3.660%, 03/06/09 (A) (B)                        8,600             8,600
   Illinois State, Health Facilities
      Authority, Glenkirk Project, RB
         0.710%, 03/05/09 (A) (B)                          700               700
   Illinois State, International Port
      District, RB
         2.350%, 03/06/09 (A) (B)                        4,000             4,000
   Illinois State, Municipal Securities
      Trust Receipts, Ser 103, GO
         0.500%, 03/01/09 (B)                            1,475             1,475
   JPMorgan Chase Putters, Ser 3258,
      GO, FGIC
         0.870%, 03/02/09 (B)                           30,300            30,435

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB
         1.000%, 03/01/09 (A) (B)              $         2,000   $         2,000
                                                                 ---------------
                                                                          76,081
                                                                 ---------------
INDIANA -- 5.9%
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB
         0.720%, 03/05/09 (A) (B)                          955               955
   Dexia Credit, Local Certificates Trust,
      RB
         3.500%, 03/03/09 (B)                           20,000            20,000
   East Porter County, School Building
      Authority, Spears, Ser DB-145,
      RB, MBIA
         0.620%, 03/05/09 (B)                            3,455             3,455
   Eclipse Funding Trust, Solar Eclipse-
      IPS Multi-School Building Project,
      Ser 2007-0026, RB, MBIA
         0.570%, 03/05/09 (B)                            2,000             2,000
   Fort Wayne, Industrial Economic
      Development Authority, St. Francis
      University Project, RB
         0.610%, 03/03/09 (A) (B)                        1,800             1,800
   Greater Clark County, Independent
      Schools, Temporary Loan Warrants
         4.000%, 03/31/09                                7,700             7,703
   Indiana State, Board Bank Revenue
      Authority, Ser 2225, RB, FSA
         0.720%, 03/05/09 (B)                            3,765             3,765
   Indiana State, Development Finance
      Authority, Lutheran Project, RB
         0.600%, 03/05/09 (A) (B)                        4,035             4,035
   Indiana State, Educational Facilities
      Authority, Franklin College Project,
      RB
         0.620%, 03/02/09 (A) (B)                          100               100
   Indiana State, Educational Facilities
      Authority, University of Indianapolis
      Project, RB
         2.500%, 03/05/09 (A) (B)                        6,740             6,740
   Indiana State, Finance Authority,
      Ascension Health Project,
      Ser E-5, RB
         3.500%, 04/01/09 (B)                            4,000             4,045
   Indiana State, Finance Authority,
      University of Indianapolis Project,
      RB
         3.000%, 03/02/09 (A) (B)                       10,000            10,000
   Indiana State, Finance Authority, YMCA
      Portage Township Project, RB
         3.750%, 03/02/09 (A) (B)                        4,000             4,000


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB
         0.450%, 03/01/09 (A) (B)              $         9,230   $         9,230
   Indiana State, Health Facilities
      Financing Authority, Margaret Mary
      Community Hospital Project,
      Ser A, RB
         1.800%, 03/01/09 (A) (B)                        1,105             1,105
   Indiana State, Health Facility Financing
      Authority, Ascension Health Credit
      Project, Sub-Ser A, RB
         5.000%, 05/01/09 (B)                            3,100             3,114
   Indiana State, Health Facility Financing
      Authority, Henry County Memorial
      Hospital Project, RB
         4.000%, 03/02/09 (A) (B)                        5,450             5,450
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB
         1.820%, 03/05/09                                1,000             1,000
   South Bend, Economic Development
      Authority, Stanley Clark School
      Project, RB
         3.750%, 03/06/09 (A) (B)                        4,000             4,000
                                                                 ---------------
                                                                          92,497
                                                                 ---------------
IOWA -- 1.7%
   Cerro Gordo County, Private Schools
      Facility, Newman Catholic Schools
      Systems Project, RB
         1.800%, 03/01/09 (A) (B)                        5,750             5,750
   Iowa State, Health Facilities Authority,
      RB
         0.590%, 03/04/09 (B)                           10,000            10,000
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      St. Ambrose, RB
         0.450%, 03/01/09 (A) (B)                        6,345             6,345
   Mason City, Industrial Development
      Authority, Supervalu Project, RB
         0.720%, 03/04/09 (A) (B)                        4,625             4,625
                                                                 ---------------
                                                                          26,720
                                                                 ---------------
KANSAS -- 1.3%
   Kansas State, Development Finance
      Authority, Multi-Family Housing -
      Woodridge Project, RB
         0.630%, 03/05/09 (B)                            3,700             3,700
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments
      Project, RB
         2.610%, 03/05/09 (A) (B)                        6,280             6,280

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Mission, Multi-Family Housing Revenue
      Authority, Silverwood Apartment
      Project, RB
         0.620%, 03/04/09 (B)                  $        11,000   $        11,000
                                                                 ---------------
                                                                          20,980
                                                                 ---------------
KENTUCKY -- 1.5%
   Campbell County, Industrial Building
      Revenue Authority, Hospital Imaging
      Project, RB
         3.750%, 03/06/09 (A) (B)                        2,835             2,835
   Daviess County, Wendell Fosters
      Campus Project, RB
         0.650%, 03/04/09 (A) (B)                        3,250             3,250
   Jefferson County, University of
      Louisville Project, Ser A, RB
         0.670%, 03/05/09 (A) (B)                        9,355             9,355
   Lexington-Fayette Urban County,
      Richmond Place Project, RB
         3.850%, 04/01/09 (A) (B)                        3,380             3,380
   Lexington-Fayette Urban County,
      Roman Catholic Diocese Project, RB
         3.750%, 03/06/09 (A) (B)                        2,125             2,125
   Lexington-Fayette Urban County,
      Transylvania University Project, RB
         3.750%, 03/06/09 (A) (B)                        2,650             2,650
                                                                 ---------------
                                                                          23,595
                                                                 ---------------
LOUISIANA -- 0.9%
   Louisiana State, Public Facilities
      Authority, River View Project, RB
         0.650%, 03/05/09 (B)                           12,200            12,200
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB
         1.780%, 03/05/09 (A) (B)                        1,560             1,560
                                                                 ---------------
                                                                          13,760
                                                                 ---------------
MAINE -- 0.3%
   Portland, Industrial Development
      Authority, W.W. Grainger Project, RB
         1.040%, 03/04/09                                1,315             1,315
   South Berwick, Berwick Academy
      Project, RB
         1.670%, 03/05/09 (A) (B)                        3,490             3,490
                                                                 ---------------
                                                                           4,805
                                                                 ---------------
MASSACHUSETTS -- 2.2%
   Haverhill, BAN
         3.000%, 12/11/09                                3,000             3,011


        12 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB
         0.800%, 03/04/09 (A) (B)              $         4,200   $         4,200
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A, RB
         0.670%, 03/05/09 (A) (B)                        1,500             1,500
   Massachusetts State, Development
      Finance Agency, North Shore
      Multi-Mode YMCA Project, RB
         0.750%, 03/05/09 (A) (B)                        2,300             2,300
   Massachusetts State, Development
      Finance Agency, South Area
      Solomon Day School Project, RB
         0.920%, 03/03/09 (A) (B)                        2,000             2,000
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB
         0.800%, 03/04/09 (A) (B)                        2,140             2,140
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB
         0.800%, 03/04/09 (A) (B)                          600               600
   Massachusetts State, Health &
      Educational Facilities Authority, RB
         0.670%, 03/05/09 (B)                            6,750             6,750
   Massachusetts State, Water Resources
      Authority, Ser DCL 4, RB, FSA
         3.750%, 03/06/09 (A) (B)                       12,000            12,000
                                                                 ---------------
                                                                          34,501
                                                                 ---------------
MICHIGAN -- 1.6%
   Brighton, Area School District, State
      Aid Notes
         3.000%, 03/05/09                                4,400             4,400
   Michigan State, Higher Education
      Facilities Authority, Adrian College
      Project, RB
         0.630%, 03/05/09 (A) (B)                        7,175             7,175
   Michigan State, Higher Education
      Facilities Authority, Davenport
      University Project, RB
         3.750%, 03/05/09 (B)                            1,223             1,223
   Michigan State, Hospital Finance
      Authority, Ascension Health Credit
      Project, Ser A, RB, MBIA
      Pre-Refunded @ 101
         6.250%, 11/15/09 (C)                            5,000             5,189
   Michigan State, Strategic Fund, Hope
      Network Project, RB
         3.750%, 03/06/09 (A) (B)                          235               235

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Michigan State, Strategic Fund, Pilgrim
      Manor Project, RB
         1.130%, 03/05/09 (A) (B)              $         2,700   $         2,700
   Michigan State, Strategic Fund, Upjohn
      Institute Project, RB
         3.750%, 03/02/09 (A) (B)                        2,000             2,000
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB
         4.250%, 08/01/09 (A) (B)                        2,270             2,270
                                                                 ---------------
                                                                          25,192
                                                                 ---------------
MINNESOTA -- 2.0%
   Blaine, Industrial Development
      Authority, Supervalue Project, RB
         0.720%, 03/03/09 (A) (B)                        2,000             2,000
   Bloomington, Commercial Development
      Authority, ATS II Project, RB
         0.620%, 03/05/09 (A) (B)                        1,260             1,260
   Bloomington, Housing Revenue
      Authority, Presbyterian Homes
      Project, RB
         0.620%, 03/03/09 (B)                            3,000             3,000
   Brooklyn Center, Commercial
      Development Authority, Brookdale
      Office Park Partnership, RB
         0.670%, 03/05/09 (A) (B)                        1,755             1,755
   Farmington, Independent School
      District No. 192, GO, FSA
         1.060%, 08/01/09 (B)                           11,690            11,690
   Lauderdale, Children's Home Society
      Project, RB
         0.350%, 03/01/09 (A) (B)                          335               335
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority, Public
      Radio Project, RB
         1.800%, 03/01/09 (A) (B)                          200               200
   Minneapolis, Revenue Authority,
      People Serving People Project,
      Ser A, RB
         0.350%, 03/01/09 (A) (B)                          930               930
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB
         0.350%, 03/01/09 (A) (B)                        1,680             1,680
   Scott County, GAN
         3.750%, 12/01/09                                5,800             5,911
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB
         0.720%, 03/04/09 (A) (B)                        3,210             3,210
                                                                 ---------------
                                                                          31,971
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A, RB
         1.300%, 03/01/09 (A) (B)              $         2,500   $         2,500
                                                                 ---------------
MISSOURI -- 1.6%
   Chesterfield, Industrial Development
      Authority, Gateway Academy Project,
      RB
         0.450%, 03/01/09 (A) (B)                          300               300
   Missouri State, Health & Educational
      Facilities Authority, Children's Mercy
      Hospital Project, Ser B, RB
         0.620%, 03/03/09 (A) (B)                          300               300
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB
         0.620%, 03/02/09 (A) (B)                          700               700
   Missouri State, Health & Educational
      Facilities Authority, De Smet Jesuit
      High School Project, RB
         0.350%, 03/01/09 (A) (B)                          200               200
   Missouri State, Health & Educational
      Facilities Authority, Drury University
      Project, RB
         0.450%, 03/01/09 (A) (B)                        3,000             3,000
   Missouri State, Health & Educational
      Facilities Authority, Kansas City
      Art Institute, RB
         0.450%, 03/01/09 (A) (B)                        3,200             3,200
   Missouri State, Health & Educational
      Facilities Authority, Rockhurst
      University Project, RB
         0.450%, 03/01/09 (A) (B)                        1,520             1,520
   Missouri State, Health & Educational
      Facilities Authority, St. Francis
      Medical Center, Ser A, RB
         0.450%, 03/01/09 (A) (B)                        2,285             2,285
   Missouri State, Health & Educational
      Facilities Authority, St. Joseph-
      St. Pius Project, Ser A, RB
         2.250%, 03/05/09 (A) (B)                        2,680             2,680
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB
         0.450%, 03/01/09 (B)                            1,185             1,185
   St. Louis County, Industrial
      Development Authority, Schnuck
      Markets Kirkwood Project, RB
         0.770%, 03/03/09 (A) (B)                        1,300             1,300

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   St. Louis, Airport Revenue Authority,
      Ser DCL 17, RB, FSA
         3.750%, 03/01/09 (A) (B)              $         8,535   $         8,535
                                                                 ---------------
                                                                          25,205
                                                                 ---------------
NEBRASKA -- 0.2%
   Norfolk, Industrial Development
      Revenue Authority, Supervalu
      Project, RB
         0.720%, 03/03/09 (A) (B)                        2,500             2,500
                                                                 ---------------
NEVADA -- 1.3%
   Las Vegas Valley, Water District
      Authority, Water Improvement
      Project, Ser C, GO
         2.200%, 03/01/09 (B)                           20,800            20,800
                                                                 ---------------
NEW HAMPSHIRE -- 1.8%
   Merrimack County, TAN
         3.250%, 12/30/09                                8,420             8,437
   New Hampshire State, Business
      Finance Authority, Student
      Conservation Association, RB
         0.610%, 03/05/09 (A) (B)                        2,600             2,600
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser A, RB
         0.720%, 03/05/09 (A) (B)                        5,525             5,525
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser B, RB
         0.700%, 03/05/09 (A) (B)                        9,000             9,000
   New Hampshire State, Health &
      Education Facilities Authority,
      Seacoast Hospice Project, RB
         0.820%, 03/05/09 (A) (B)                        3,100             3,100
                                                                 ---------------
                                                                          28,662
                                                                 ---------------
NEW JERSEY -- 0.6%
   Deutsche Bank Spears/Lifers Trust,
      Ser 511, RB, MBIA
         0.610%, 03/03/09 (B)                            9,770             9,770
                                                                 ---------------
NEW MEXICO -- 0.2%
   Albuquerque, Metropolitan
      Redevelopment Authority, Springer
      Square Project, RB
         1.050%, 03/05/09 (A) (B)                        3,000             3,000
                                                                 ---------------


        14 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
NEW YORK -- 6.7%
   Hempstead Town, Industrial
      Development Agency, Hebrew
      Academy Project, RB
         0.600%, 03/03/09 (A) (B)              $         9,795   $         9,795
   Hudson Yards, Ser A, RB, FGIC
         0.750%, 03/06/09 (B)                           12,615            12,615
   New York City, Sub-Ser A-4, GO
         0.350%, 03/01/09 (A) (B)                          400               400
   New York City, Convention Center
      Development Authority, Ser 2364,
      RB, AMBAC
         0.670%, 03/05/09 (B)                            7,770             7,770
   New York City, Housing Development
      Authority, Ser 2899, RB
         0.670%, 03/05/09 (B)                           18,235            18,235
   New York Liberty, Ser 41TP, RB
         0.610%, 03/01/09 (B)                            6,105             6,105
   New York State, Dormitory Authority,
      RB
         0.670%, 03/05/09 (B)                            3,750             3,750
   New York State, Dormitory Authority,
      RB
         0.670%, 03/05/09 (B)                            5,235             5,235
   New York State, Dormitory Authority,
      RB
         0.670%, 03/01/09 (B)                           17,515            17,515
   New York State, Dormitory Authority,
      RB, MBIA
         0.670%, 03/05/09 (B)                           10,000            10,000
   New York State, Thruway Authority,
      Ser 2800, RB
         0.670%, 03/04/09 (B)                           14,865            14,865
                                                                 ---------------
                                                                         106,285
                                                                 ---------------
NORTH CAROLINA -- 0.9%
   Eclipse Funding Trust, Solar Eclipse-
      Union Project, Ser 2006-0155,
      COP, AMBAC
         0.570%, 03/05/09 (A) (B)                        7,930             7,930
   North Carolina State, Medical Care
      Commission, Lutheran Retirement
      Project, RB
         0.650%, 03/05/09 (A) (B)                        4,600             4,600
   North Carolina State, Medical Care
      Commission, United Methodist
      Homes Project, RB
      Pre-Refunded @ 101
         7.000%, 10/01/09 (C)                            2,450             2,557
                                                                 ---------------
                                                                          15,087
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
OHIO -- 6.7%
   Cuyahoga County, Ratner School
      Project, RB
         3.050%, 03/05/09 (A) (B)              $         3,320   $         3,320
   Cuyahoga County, Cleveland Clinic
      Project, Sub-Ser B1, RB
         0.350%, 03/01/09 (B)                              100               100
   Cuyahoga County, Economic
      Development Authority, Cleveland
      Hearing & Speech Project, RB
         1.100%, 03/03/09 (A) (B)                        3,400             3,400
   Cuyahoga County, Economic
      Development Authority, Gilmore
      Academy Project, RB
         3.750%, 03/06/09 (A) (B)                        3,450             3,450
   Deutsche Bank Spears/Lifers Trust,
      Ser 570, RB, FSA
         0.620%, 03/03/09 (B)                            3,205             3,205
   East Liverpool, Hospital Revenue
      Authority, Liverpool City Hospital
      Project, RB
         4.000%, 03/02/09 (A) (B)                        5,000             5,000
   Geauga County, Montefiore Housing
      Project, RB
         3.750%, 03/05/09 (A) (B)                        5,760             5,760
   Marysville, Colemans Crossing Road
      Project
         2.750%, 09/10/09 (A)                            3,000             3,008
   Mason, Economic Development
      Revenue Authority, Cedar Village
      Project, RB
         3.750%, 03/06/09 (A) (B)                        7,845             7,845
   Monroe, BAN
         3.250%, 03/12/09                                3,500             3,500
   Montgomery County, Transportation
      Improvement District, Transportation
      Improvement Notes, Ser A
         2.875%, 11/04/09                                6,000             6,012
   Ohio State, American Municipal Power
      Authority, Cleveland Public Power
      Project, BAN
         2.250%, 08/14/09                                1,995             1,996
   Ohio State, American Municipal Power
      Authority, Montpelier Project, BAN
         2.750%, 07/03/09                                1,450             1,451
   Ohio State, American Municipal Power
      Authority, Newton Falls Project, BAN
         2.500%, 06/30/09                                3,200             3,202
   Ohio State, American Municipal Power
      Authority, Prairie Street Project, BAN
         3.500%, 04/01/09                               27,000            27,020


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Ohio State, Department of
      Administrative Services,
      Adiministrative Knowledge Systems
      Project, Ser A, COP, MBIA
         4.250%, 09/01/09                      $         1,845   $         1,875
   Ohio State, Higher Educational Facility
      Commission, Kenyon College
      Project, RB
         0.550%, 03/01/09 (B)                            7,600             7,600
   Ohio State, Higher Educational Facility
      Commission, Pooled Funding, RB
         3.170%, 03/02/09 (A) (B)                        1,300             1,300
         3.170%, 03/05/09 (A) (B)                        5,065             5,065
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB
         3.000%, 03/01/09 (A) (B)                        1,725             1,725
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB
         4.000%, 03/15/09 (A) (B)                        2,170             2,170
   Stark County, Industrial Revenue
      Authority, H-P Products Project, RB
         1.350%, 03/03/09 (A) (B)                        3,625             3,625
   Toledo-Lucas County, Port Authority,
      Toledo Museum of Art Project, RB
         2.850%, 03/05/09 (A) (B)                        3,830             3,830
                                                                 ---------------
                                                                         105,459
                                                                 ---------------
OKLAHOMA -- 0.8%
   Hulbert, Economic Development
      Authority, Variable Certificates,
      Ser 301, RB
         0.770%, 03/05/09 (B)                            6,995             6,995
   Tulsa, Industrial Authority, Justin
      Industries Project, RB
         0.850%, 03/04/09 (A) (B)                        6,000             6,000
                                                                 ---------------
                                                                          12,995
                                                                 ---------------
OREGON -- 0.6%
   Multnomah County, Higher Education
      Authority, Concordia University
      Portland Project, RB
         1.350%, 03/01/09 (A) (B)                        3,660             3,660
   Oregon State, Facilities Authority,
      Peacehealth Project, Ser C, RB
         0.430%, 03/05/09 (A) (B)                        5,000             5,000
   Oregon State,
      Health/Housing/Educational &
      Cultural Authority, Saint Vincent
      De Paul Project, Ser A, RB
         1.150%, 03/05/09 (A) (B)                        1,600             1,600
                                                                 ---------------
                                                                          10,260
                                                                 ---------------

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
PENNSYLVANIA -- 3.4%
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project, RB
         0.630%, 03/05/09 (A) (B)              $         1,200   $         1,200
   Allegheny County, Redevelopment
      Authority, Brentwood Town Square
      Project, Ser A, TA
         0.750%, 03/03/09 (A) (B)                        2,260             2,260
   Lawrence County, Industrial
      Development Authority, Villa Maria
      Project, RB
         1.400%, 03/05/09 (A) (B)                        3,275             3,275
   Lehigh County, Lehigh Valley Health
      Network Project, Ser C, RB
         0.350%, 04/01/09 (A) (B)                       17,000            17,000
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I-5, RB
         0.630%, 03/05/09 (A) (B)                        3,800             3,800
   Pennsylvania State, Higher Educational
      Facilties Authority, RB
         0.680%, 03/05/09 (B)                            7,500             7,500
   Pennsylvania State, Turnpike
      Commission, Ser A, BAN, AMBAC
         4.000%, 10/15/09                                5,800             5,800
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB
         0.650%, 03/05/09 (A) (B)                          570               570
   RBC Municipal Products Trust,
      Ser E-11, RB
         0.700%, 03/06/09 (A) (B)                       10,000            10,000
   West Cornwall Township, Municipal
      Authority, Senior Living Facility -
      Lebanon Valley, RB
         0.570%, 03/05/09 (A) (B)                        2,075             2,075
                                                                 ---------------
                                                                          53,480
                                                                 ---------------
PUERTO RICO -- 1.1%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 7, RB, FSA
         3.750%, 03/03/09 (A) (B)                        4,610             4,610
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 8, RB, FSA
         3.750%, 03/05/09 (A) (B)                       12,665            12,665
                                                                 ---------------
                                                                          17,275
                                                                 ---------------


        16 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
SOUTH CAROLINA -- 0.8%
   Jasper County, Office Building Project,
      BAN
         2.350%, 07/01/09                      $         3,400   $         3,400
   Macon Trust, Variable Certificates,
      Ser 2007-303, RB
         0.770%, 03/05/09 (A) (B)                        5,585             5,585
   South Carolina State, Public Service
      Authority, RB, AMBAC
         0.970%, 03/01/09 (B)                            4,400             4,400
                                                                 ---------------
                                                                          13,385
                                                                 ---------------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Health &
      Educational Facilities Authority,
      Ser 2712, RB
         0.770%, 03/07/09 (B)                            7,105             7,105
   Watertown, Industrial Development
      Revenue Authority, Supervalu
      Project, RB
         0.720%, 03/04/09 (A) (B)                        3,900             3,900
                                                                 ---------------
                                                                          11,005
                                                                 ---------------
TENNESSEE -- 0.4%
   Blount County, Public Building
      Authority, Cl RB, RB
         0.620%, 03/04/09 (A) (B)                          975               975
   Clarksville, Public Building Authority,
      Murffreesboro Project, RB
         0.620%, 03/05/09 (A) (B)                        2,305             2,305
   Sevier County, Public Building
      Authority, Local Government Public
      Improvement Project, Ser A-1, RB
         0.400%, 03/01/09 (A) (B)                        1,500             1,500
   Shelby County, Health/Educational &
      Housing Facilities Board, St. Peter
      Villa Project, RB
         1.420%, 03/05/09 (A) (B)                        2,220             2,220
                                                                 ---------------
                                                                           7,000
                                                                 ---------------
TEXAS -- 5.3%
   Atascosa County, Industrial
      Development, San Miguel Electric
      Co-op, RB
         0.700%, 03/05/09 (B)                           11,100            11,100
   Austin, Mutli-Family Housing Finance
      Authority, RB
         0.650%, 03/01/09 (B)                            9,145             9,145
   Denton, Independent School District,
      Ser B, GO
         2.200%, 08/15/09 (B)                            1,700             1,700

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Deutsche Bank Spears/Lifers Trust,
      Ser 292, RB
         0.650%, 03/05/09 (B)                  $        14,450   $        14,450
   Deutsche Bank Spears/Lifers Trust, Ser
      548, RB, FGIC
         0.620%, 03/05/09 (B)                            3,960             3,960
   Eclipse Funding Trust, Solar Eclipse-
      El Paso Project, Ser 2006-0071,
      GO, MBIA
         0.600%, 03/05/09 (B)                            3,900             3,900
   Harris County, Health Facilities
      Development Authority, Ser 1018,
      RB
         0.600%, 03/05/09 (B)                            4,510             4,510
   Harris County, Hospital District, RB,
      MBIA
         0.740%, 03/05/09 (B)                            4,075             4,075
   Houston, Water & Sewer System
      Revenue Authority, Variable
      Certificates, Ser DCL-055, RB, FSA
         3.500%, 03/01/09 (A) (B)                        3,400             3,400
   North Texas, Tollway Authority, RB
         0.750%, 03/03/09 (B)                            5,000             5,000
   Panhandle, Regional Housing Finance
      Agency, Jason Avenue Residential
      Apartments Project, RB
         0.650%, 03/03/09 (A) (B)                        7,500             7,500
   Tarrant County, Cultural Education
      Facilities Finance, Ser 1761, RB
         0.720%, 03/04/09 (B)                            4,700             4,700
   Tyler, Waterworks & Sewer Revenue
      Authority, Municipal Securities Trust
      Receipts, Ser SGA 112, RB, FGIC
         0.500%, 03/01/09 (B)                           10,000            10,000
                                                                 ---------------
                                                                          83,440
                                                                 ---------------
UTAH -- 2.2%
   Intermountain, Power Agency,
      Ser E, RB
         0.600%, 03/01/09 (B)                           11,900            11,900
   Intermountain, Power Agency,
      Ser F, RB
         0.600%, 03/01/09 (B)                           15,000            15,000
   Riverton, Hospital Authority, Ser 1762,
      RB
         0.600%, 03/05/09 (B)                            8,000             8,000
                                                                 ---------------
                                                                          34,900
                                                                 ---------------
VERMONT -- 1.2%
   Vermont State, Educational & Health
      Buildings Financing Agency, Copley
      Hospital Project, Ser A, RB
         0.700%, 03/05/09 (A) (B)                        3,865             3,865


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 17

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Vermont State, Educational & Health
      Buildings Financing Agency, Porter
      Hospital Project, Ser A, RB
         0.720%, 03/05/09 (A) (B)              $         4,825   $         4,825
   Vermont State, Educational & Health
      Buildings Financing Agency,
      Springfield Project, Ser A, RB
         0.720%, 03/05/09 (A) (B)                        8,030             8,030
   Vermont State, Housing Finance
      Agency, Ser 1-B, RB
      1.250%, 03/05/09 (A) (B)                           1,740             1,740
                                                                 ---------------
                                                                          18,460
                                                                 ---------------
VIRGINIA -- 0.4%
   Lynchburg, Industrial Development
      Authority, Central Health Project,
      Ser E, RB, MBIA
         0.620%, 03/03/09 (A) (B)                        4,300             4,300
   Virginia State, College Building
      Authority, University of Richmond
      Project, RB
         0.400%, 03/01/09 (B)                            1,400             1,400
                                                                 ---------------
                                                                           5,700
                                                                 ---------------
WASHINGTON -- 6.0%
   Clark County, Public Utility District,
      Municipal Securities Trust Receipts,
      Ser SGA 118, RB, FSA
         0.500%, 03/01/09 (B)                           10,500            10,500
   Goat Hill Properties, Ser 2701, RB,
      MBIA
         0.970%, 03/01/09 (B)                            6,495             6,495
   King County, School District No. 414
      Lake Washington, GO
         4.000%, 12/01/09                                1,600             1,627
   Pierce County, School District No. 10,
      Ser 1803, GO, FGIC
         0.870%, 03/06/09 (B)                           33,035            33,035
   Pierce County, School District No. 403
      Bethel, GO
         5.000%, 12/01/09                                2,810             2,900
   Seattle, Municipal Light & Power
      Revenue Authority, Ser SGA 96, RB,
      MBIA
         0.500%, 03/01/09 (B)                              200               200
   Seattle, Water Systems Authority, Ser
      2170, RB, FSA
         0.620%, 03/05/09 (B)                            2,530             2,530
   Washington State, Health Care
      Facilities Authority, Grays Harbor
      Community Hospital Project,
      RB, Radian
         1.350%, 03/01/09 (A) (B)                       10,000            10,000

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Washington State, Health Care
      Facilities Authority, Overlake Hospital
      Medical Center Project, Ser C-2, RB
         0.750%, 03/02/09 (A) (B)              $         2,500   $         2,500
   Washington State, Health Care
      Facilities Authority, RB
         0.680%, 03/05/09 (B)                            7,310             7,310
   Washington State, Housing Finance
      Commission, Annie Wright School
      Project, RB
         0.450%, 03/01/09 (A) (B)                          285               285
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB
         0.670%, 03/05/09 (A) (B)                          985               985
   Washington State, Housing Finance
      Commission, Eastside Catholic
      School Project, Ser A, RB
         1.170%, 03/05/09 (A) (B)                        6,200             6,200
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB
         0.590%, 03/05/09 (A) (B)                          105               105
   Washington State, Housing Finance
      Commission, Ser A, RB
         1.220%, 03/06/09 (A) (B)                        9,460             9,460
   Washington State, Housing Finance
      Commission, Tacoma Art Museum
      Project, RB
         0.450%, 03/01/09 (A) (B)                          400               400
                                                                 ---------------
                                                                          94,532
                                                                 ---------------
WEST VIRGINIA -- 1.0%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB
         0.790%, 03/05/09 (A) (B)                        7,300             7,300
   Parkersburg, Industrial Development
      Aurhority, B-H Associates Project,
      RB
         0.900%, 03/05/09 (A) (B)                        3,500             3,500
   Putnam County, Industrial
      Development Authority, FMC
      Corporation Project, RB
         0.700%, 03/01/09 (A) (B)                        5,300             5,300
                                                                 ---------------
                                                                          16,100
                                                                 ---------------


        18 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
WISCONSIN -- 4.7%
   Holmen School District, Ser B, BAN
         3.600%, 12/01/09                      $         5,000   $         5,052
   Little Chute, Community Development
      Authority, Resource One
      International LLC Project, RB
         0.920%, 03/06/09 (A) (B)                        6,040             6,040
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB
         0.770%, 03/05/09 (A) (B)                        3,000             3,000
   New Richmond, School District, BAN
         2.750%, 11/16/09                                6,700             6,719
   Wisconsin State, Health & Educational
      Facilities Authority, Lutheran College
      Project, RB
         0.450%, 03/01/09 (A) (B)                          300               300
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB
         1.130%, 03/05/09 (A) (B)                        4,255             4,255
   Wisconsin State, Health & Educational
      Facilities Authority, Ser 2113, RB
         1.010%, 03/06/09 (B)                           41,060            41,060
   Wisconsin State, Housing & Economic
      Development Authority, Ser B, RB
         0.630%, 03/05/09 (B)                            7,420             7,420
                                                                 ---------------
                                                                          73,846
                                                                 ---------------
MULTI-STATE -- 4.6%
   BB&T Municipal Trust, Ser 1010, RB
         0.670%, 03/03/09 (A) (B)                          300               300
   BB&T Municipal Trust, Ser 1013, COP
         0.670%, 03/05/09 (A) (B)                          100               100
   BB&T Municipal Trust, Ser 1024, RB
         0.670%, 03/05/09 (A) (B)                        5,400             5,400
   BB&T Municipal Trust, Ser 1025, RB
         0.670%, 03/02/09 (A) (B)                       11,795            11,795
   BB&T Municipal Trust, Ser 2008-44,
      RB
         0.620%, 03/02/09 (B)                           10,735            10,735
   BB&T Municipal Trust, Ser 2028, RB
         0.580%, 03/06/09 (B)                            7,820             7,820
   BB&T Municipal Trust, Ser 2031, RB,
      FSA
         0.580%, 03/05/09 (B)                            1,700             1,700
   BB&T Municipal Trust, Ser 31, RB
         0.620%, 03/02/09 (B)                              700               700
   BB&T Municipal Trust, Ser 5000, RB
         0.820%, 03/05/09 (A) (B)                       14,159            14,159

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Morgan Keegan, Municipal Products
      Trust, Ser B-1, RB
         1.170%, 03/07/09 (A) (B)              $        20,000   $        20,000
                                                                 ---------------
                                                                          72,709
                                                                 ---------------
   Total Municipal Bonds
      (Cost $1,579,190) ($ Thousands)                                  1,579,190
                                                                 ---------------
   Total Investments -- 100.0%
      (Cost $1,579,190) ($ Thousands)                            $     1,579,190
                                                                 ===============

Percentages are based on Net Assets of $1,579,311 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

TAN -- Tax Anticipation Note

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 19

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Money Market Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                   (BAR CHART)

Industrial Development   37.5%
Healthcare               16.7%
Education                10.6%
Nursing Homes             9.4%
Transportation            8.3%
General Revenue           7.9%
General Obligations       4.8%
Power                     4.0%
Water                     0.8%

*Percentages based on total investments.

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 99.1%
MASSACHUSETTS -- 87.9%
   Berkshire, Regional Transit Authority,
      RAN
         3.500%, 09/11/09                      $         2,000   $         2,015
   Deutsche Bank Spears/Lifers Trust,
      Ser 528, RB, XLCA
         0.610%, 03/05/09 (A)                            7,000             7,000
   Haverhill, BAN
         3.000%, 12/11/09                                4,000             4,015
   Massachusetts Bay, Transportation
      Authority, General Transportation
      Systems Project, RB
         1.180%, 03/04/09 (A)                            4,000             4,000
   Massachusetts Bay, Transportation
      Authority, General Transportation
      Systems Project, Ser B, RB
      Pre-Refunded @ 101
         5.125%, 03/01/09 (B)                            1,255             1,268
   Massachusetts Bay, Transportation
      Authority, Municipal Securities Trust
      Receipts, Ser SGA 123, RB
         0.650%, 03/04/09 (A)                            1,000             1,000
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB
         0.690%, 03/04/09 (A) (C)                        8,310             8,310
   Massachusetts State, Development
      Finance Agency, Bartlett School
      Project, RB
         0.670%, 03/05/09 (A) (C)                        4,400             4,400
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB
         0.800%, 03/05/09 (A) (C)                        6,630             6,630

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB
         0.800%, 03/04/09 (A) (C)              $         4,955   $         4,955
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A, RB
         0.670%, 03/05/09 (A) (C)                        7,900             7,900
   Massachusetts State, Development
      Finance Agency, Bridgewell Project,
      Ser A, RB
         0.750%, 03/05/09 (A) (C)                        3,000             3,000
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB
         0.670%, 03/05/09 (A) (C)                        4,700             4,700
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB
         0.670%, 03/05/09 (A) (C)                        2,725             2,725
   Massachusetts State, Development
      Finance Agency, Exploration School,
      RB
         0.670%, 03/05/09 (A) (C)                        2,750             2,750
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB
         0.700%, 03/05/09 (A) (C)                        7,365             7,365
   Massachusetts State, Development
      Finance Agency, Marine Biological
      Lab Project, RB
         0.690%, 03/05/09 (A) (C)                        5,400             5,400
   Massachusetts State, Development
      Finance Agency, Marino Foundation
      Project, RB
         0.650%, 03/05/09 (A) (C)                        1,600             1,600
   Massachusetts State, Development
      Finance Agency, North Shore Multi-
      Mode YMCA Project, RB
         0.750%, 03/05/09 (A) (C)                        6,500             6,500
   Massachusetts State, Development
      Finance Agency, Ocean Spray
      Cranberries Project, RB
         0.660%, 03/05/09 (A) (C)                        3,700             3,700
   Massachusetts State, Development
      Finance Agency, Scandinavian Living
      Center Project, RB
         1.500%, 03/05/09 (A) (C)                        2,600             2,600
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC
         0.720%, 03/05/09 (A)                            5,050             5,050


        20 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Development
      Finance Agency, Seven Hills
      Foundation Project, Ser A, RB
         0.850%, 03/04/09 (A) (C)              $         2,000   $         2,000
   Massachusetts State, Development
      Finance Agency, South Area
      Solomon Day School Project, RB
         0.920%, 03/03/09 (A) (C)                        7,000             7,000
   Massachusetts State, Development
      Finance Agency, The Rivers School
      Project, RB
         0.670%, 03/05/09 (A) (C)                        2,900             2,900
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB
         0.800%, 03/04/09 (A) (C)                          600               600
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB
         0.800%, 03/04/09 (A) (C)                        3,500             3,500
   Massachusetts State, Health &
      Educational Facilities Authority, CIL
      Realty Project, RB
         0.620%, 03/04/09 (A) (C)                        1,900             1,900
   Massachusetts State, Health &
      Educational Facilities Authority,
      Dana-Farber Cancer Institute
      Project, Ser L-1, RB
         0.450%, 03/05/09 (A) (C)                        5,000             5,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB
         0.620%, 03/05/09 (A) (C)                        5,500             5,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Hillcrest Extended Care Project,
      Ser A, RB
         0.600%, 03/04/09 (A) (C)                        3,000             3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser D-6, RB
         0.250%, 03/01/09 (A)                               40                40
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser F3, RB
         0.510%, 03/06/09 (A)                            5,000             5,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser 2649, RB
         0.970%, 03/05/09 (A)                            7,380             7,380

                                                 Face Amount          Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Stonehill College Project, Ser K, RB
         0.300%, 03/01/09 (A) (C)              $         2,100   $         2,100
   Massachusetts State, Health &
      Educational Facilities Authority, The
      Boston Home Project, Ser B, RB
         0.800%, 03/05/09 (A) (C)                        1,400             1,400
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB
         0.620%, 03/05/09 (A) (C)                        1,715             1,715
   Massachusetts State, Industrial
      Finance Agency, Governor Dummer
      Academy Project, RB
         0.800%, 03/05/09 (A) (C)                          250               250
   Massachusetts State, Municipal
      Securities Trust Receipts,
      Ser SGC 52, GO, FGIC
         0.670%, 03/06/09 (A) (C)                        4,250             4,250
   Massachusetts State, Water Resources
      Authority, Ser DCL 4, RB, FSA
         3.750%, 03/06/09 (A) (C)                        1,400             1,400
                                                                 ---------------
                                                                         151,818
                                                                 ---------------
PUERTO RICO -- 11.2%
   Deutsche Bank Spears/Lifers Trust,
      Ser 344, RB, MBIA AMBAC
         0.630%, 03/05/09 (A)                            6,565             6,565
   Puerto Rico Commonwealth, Electric
      Power Authority, RB
         0.690%, 03/05/09 (A)                            2,000             2,000
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser DCL 13, RB,
      FSA
         3.750%, 03/05/09 (A) (C)                        4,795             4,795
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 19, RB, FSA
         3.750%, 03/03/09 (A) (C)                        1,500             1,500
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 8, RB, FSA
         3.750%, 03/05/09 (A) (C)                        4,370             4,370
                                                                 ---------------
                                                                          19,230
                                                                 ---------------
Total Municipal Bonds
   (Cost $171,048) ($ Thousands)                                         171,048
                                                                 ---------------
Total Investments -- 99.1%
   (Cost $171,048) ($ Thousands)                                 $       171,048
                                                                 ===============


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 21

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Money Market Fund (Concluded)

February 28, 2009

Description
-----------

Percentages are based on Net Assets of $172,644 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date. The date shown is the next reset date.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation

BAN -- Bond Anticipation Note

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        22 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Intermediate-Term Municipal Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Education                   16.3%
General Obligations         15.6%
General Revenue             12.6%
Transportation              10.6%
Power                        6.5%
Healthcare                   6.4%
Industrial Development       6.2%
Utilities                    5.6%
Airports                     5.3%
Housing                      4.2%
Water                        3.4%
Pollution Control            3.1%
Public Facilities            2.5%
Tax Exempt Corporate Bond    0.6%
Short-Term Investment        0.5%
Equipment                    0.3%
Board Bank Revenue           0.3%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 99.6%
ALABAMA -- 0.7%
   Jefferson County, Public Building
      Authority, RB, AMBAC
         5.000%, 04/01/14                      $         2,000   $         1,594
   Mobile, Industrial Development Board
      of Pollution, Barry Power Company
      Project, Ser B, RB
         4.875%, 06/01/34 (A)                            3,500             3,644
                                                                 ---------------
                                                                           5,238
                                                                 ---------------
ALASKA -- 1.6%
   Alaska State, Energy & Power Authority,
      Bradley Lake Project, Ser 4, RB,
      FSA
         6.000%, 07/01/14                                2,920             3,151
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
         6.000%, 06/01/15                                1,940             1,946
   Alaska State, Housing Finance
      Authority, Ser B, RB, MBIA
      Callable 06/01/15 @ 100
         5.000%, 12/01/20                                5,000             5,066
   Alaska State, International Airport
      Authority, Ser A, AMT, RB, MBIA
         5.000%, 10/01/12                                2,000             2,061
                                                                 ---------------
                                                                          12,224
                                                                 ---------------
ARIZONA -- 3.6%
   Arizona State, Agricultural
      Improvement & Power Authority, Salt
      River Project, Ser B, RB
      Callable 01/01/13 @ 100
         5.000%, 01/01/25                                4,000             4,078

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Arizona State, Health Facilities
      Authority, Banner Health Project,
      Ser A, RB
      Callable 01/01/17 @ 100
         5.000%, 01/01/18                      $         4,500   $         4,520
   Arizona State, Transportation Board,
      Maricopa County Region Area Road
      Project, RB
         5.000%, 07/01/16                                1,525             1,748
   Chandler, GO
      Callable 07/01/18 @ 100
         5.000%, 07/01/21                                3,000             3,315
   Mesa, Utility Systems Authority, RB,
      FGIC
         7.125%, 07/01/11 (B)                            3,000             3,402
   Mesa, Utility Systems Authority, RB,
      MBIA-RE FGIC
         6.500%, 07/01/11                                2,000             2,196
   Phoenix, Civic Improvement
      Corporation, Junior Lien, RB, MBIA
      Callable 07/01/17 @ 100
         5.000%, 07/01/20                                2,000             2,142
   Pima County, Unified School District,
      GO, FSA
      Callable 07/01/12 @ 100
         4.750%, 07/01/14                                3,000             3,175
   Scottsdale, Industrial Development
      Authority, Scottsdale Healthcare
      Project, Ser A, RB
      Callable 09/01/18 @ 100
         5.000%, 09/01/19                                3,820             3,568
                                                                 ---------------
                                                                          28,144
                                                                 ---------------
ARKANSAS -- 0.5%
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser A, RB
      Callable 01/01/11 @ 100
         4.700%, 07/01/16                                  485               485
   Arkansas State, University of Central
      Arkansas, Auxiliary Project,
      Ser C, RB, AMBAC
         6.125%, 04/01/26                                1,535             1,621
   Arkansas State, University of Central
      Arkansas, Student Fee Project,
      Ser B, RB, AMBAC
         6.125%, 04/01/26                                1,535             1,621
                                                                 ---------------
                                                                           3,727
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
CALIFORNIA -- 6.7%
   California State, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB
         5.200%, 12/01/29 (A)                  $         2,750   $         2,777
   California State, Communities
      Development Authority, Southern
      California Education Project,
      Ser A, RB, XLCA
         4.100%, 04/01/28 (A)                            1,890             1,831
   California State, Department of Water
      Resources, Ser J-1, RB
      Callable 03/03/09 @ 100
         0.250%, 05/01/18 (A) (C)                        7,100             7,100
   California State, GO
      Callable 10/01/09 @ 100
         6.250%, 10/01/19                                  480               481
   California State, GO
         5.000%, 08/01/14                                1,525             1,630
         5.000%, 11/01/15                                2,325             2,490
         5.000%, 03/01/17                                2,675             2,845
   California State, Housing Finance
      Agency, Ser M, AMT, RB
      Callable 02/01/18 @ 100
         5.950%, 08/01/25                                2,800             2,771
   California State, Pollution Control
      Financing Authority, Pacific Gas
      Project, Ser B, AMT, RB, AMBAC
      Callable 06/01/17 @ 100
         4.750%, 12/01/23                                4,000             3,299
   California State, Ser 2007, GO
      Callable 06/01/09 @ 100
         5.250%, 06/01/12                                  690               694
   Golden State, Tobacco Securitization
      Project, Capital Appreciation Project,
      Ser A, RB, AMBAC
      Callable 06/01/18 @ 100
         1.286%, 06/01/23 (D)                            3,500             2,789
   Golden State, Tobacco Securitization
      Project, Ser 2003 A-1, RB
      Pre-Refunded @ 100
         6.750%, 06/01/13 (E)                            2,500             2,947
   Golden State, Tobacco Securitization
      Project, Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
         5.000%, 06/01/20                                1,000               924
   Golden State, Tobacco Securitization
      Project, Ser A-1, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/27                                5,665             4,218

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Imperial, Irrigation & Electric
      District, RB
      Callable 11/01/18 @ 100
         5.250%, 11/01/19                      $         1,000   $         1,098
         5.250%, 11/01/20                                1,000             1,090
   Kings River, Conservation District,
      Peaking Project, COP
         5.000%, 05/01/12                                2,300             2,364
   Lammersville, School District #2002,
      Mountain House Project, Special
      Tax Obligation
      Callable 09/01/16 @ 100
         5.125%, 09/01/35                                1,000               641
   Los Angeles, Unified School District,
      Election 2004 Project, Ser G, GO,
      AMBAC
      Callable 07/01/16 @ 100
         5.000%, 07/01/31                                2,965             2,853
   Northern California, Tobacco
      Securitization Authority, Ser A-1, RB
      Callable 06/01/15 @ 100
         4.750%, 06/01/23                                  895               672
   Roseville Westpark, Community
      Facilities District #1, Special
      Tax Obligation
      Callable 09/01/09 @ 103
         5.200%, 09/01/26                                1,000               671
   University of California, Ser A, RB,
      AMBAC
         5.000%, 05/15/13                                5,500             6,119
                                                                 ---------------
                                                                          52,304
                                                                 ---------------
COLORADO -- 0.0%
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 04/03/09 @ 105
         6.750%, 05/01/17                                   15                15
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Sub-Ser C, RB
      Callable 08/01/11 @ 102
         4.875%, 08/01/13                                  150               149
                                                                 ---------------
                                                                             164
                                                                 ---------------
CONNECTICUT -- 0.6%
   Connecticut State, Special Tax
      Obligation, 2nd Lien, Ser 1
         5.000%, 02/01/16                                3,000             3,342


        24 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Connecticut State, Transportation
      Infrastructure Authority, Special
      Tax Obligation, Ser B, RB
         6.125%, 09/01/12                      $         1,100   $         1,199
                                                                 ---------------
                                                                           4,541
                                                                 ---------------
FLORIDA -- 7.9%
   Broward County, Airport System
      Authority, Ser L, RB, AMBAC
      Callable 10/01/14 @ 100
         5.000%, 10/01/16                                3,500             3,705
   Broward County, School Board,
      Ser B, COP, FSA
         5.250%, 07/01/16                                5,000             5,367
   East Homestead, Community
      Development District, Ser B, SAB
         5.000%, 05/01/11                                1,835             1,294
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
         5.250%, 11/15/13                                1,500             1,596
   Florida State, Citizens Property
      Insurance, Secured-High Risk
      Account Project, Ser A, RB, MBIA
         5.000%, 03/01/14                                2,500             2,512
   Florida State, Division of Bond Finance,
      Environmental Protection
      Preservation Project, Ser A, RB, FSA
         6.000%, 07/01/13                                3,490             3,849
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
         5.750%, 01/01/17                                   70                70
   Florida State, Municipal Power Agency,
      All Requirements Power Project,
      Ser A, RB
      Callable 10/01/18 @ 100
         5.250%, 10/01/21                                5,500             5,800
   Florida State, Water Pollution Control
      Financing Authority, Ser A, RB
      Callable 01/15/19 @ 100
         5.000%, 01/15/25                                3,000             3,063
   Gulf Breeze, Miami Beach Local
      Government Project, Ser E, RB,
      FGIC
         5.000%, 12/01/20                                1,465             1,574
   Hillsborough County, Aviation Authority,
      Tampa International Airport Project,
      Ser A, RB, FSA
         5.500%, 10/01/09                                2,820             2,881

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Hillsborough County, Special
      Assessment Obligation, MBIA-RE
      FGIC
         5.000%, 03/01/16                      $         3,375   $         3,365
   Hillsborough County, School Board,
      COP, MBIA
         5.000%, 07/01/16                                1,290             1,403
   Jacksonville, Aviation Authority, AMT,
      RB, AMBAC
         5.000%, 10/01/15                                2,910             2,951
   Miami-Dade County, Educational
      Facilities Authority, University of
      Maimi Project, Ser B, RB, AMBAC
         5.000%, 04/01/17                                2,000             2,150
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB, AMBAC
      Pre-Refunded @ 100
         5.000%, 04/01/14 (E)                            4,500             5,042
   Miami-Dade County, Public Facilities
      Authority, Jackson Health Systems
      Project, Ser B, RB, MBIA
         5.000%, 06/01/14                                4,370             4,510
   Miami-Dade County, Water & Sewer
      Authority, Ser B, RB, FSA
         5.250%, 10/01/19                                3,000             3,329
   Orlando, Aviation Authority, Ser A, AMT,
      RB, FSA
         5.000%, 10/01/15                                3,500             3,579
   Palm Beach County, Solid Waste
      Authority, RB, AMBAC
         5.000%, 10/01/11                                3,000             3,203
                                                                 ---------------
                                                                          61,243
                                                                 ---------------
GEORGIA -- 4.0%
   Burke County, Development Authority,
      Oglethorpe Power Project,
      Ser 2006 C-2, RB, AMBAC
         4.625%, 01/01/37 (A)                            4,150             4,144
   Columbia County, Sales Tax, GO
         4.000%, 04/01/13                                2,875             3,079
   Gainesville, Redevelopment Authority,
      Riverside Military Academy
      Project, RB
      Callable 03/01/17 @ 100
         5.125%, 03/01/37                                1,865             1,002
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage
      Project, Sub-Ser B-4, AMT, RB
      Callable 11/01/09 @ 100
         5.250%, 06/01/20                                2,790             2,733


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Georgia State, Main Street Natural Gas,
      Ser A, RB
         5.000%, 03/15/14                      $         3,560   $         3,305
   Georgia State, Main Street Natural Gas,
      Ser B, RB
         5.000%, 03/15/15                                  850               736
   Georgia State, Municipal Electric Power
      Authority, Ser V, RB, MBIA
         6.500%, 01/01/12                                2,635             2,809
   Georgia State, Ser B, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/18                                2,195             2,511
   Georgia State, Ser B, GO
      Callable 01/01/19 @ 100
         5.000%, 01/01/20                                3,330             3,778
   Gwinnett County, School District, GO
      Callable 02/01/18 @ 100
         5.000%, 02/01/23                                3,080             3,338
   Marietta, Development Authority, Life
      University Project, RB
      Callable 06/15/18 @ 100
         6.250%, 06/15/20                                1,245               990
   Savannah, Hospital Authority, St.
      Joseph's/Chandler Health Systems
      Project, Ser B, RB, FSA
      Callable 04/03/09 @ 101
         5.250%, 07/01/09                                2,625             2,647
                                                                 ---------------
                                                                          31,072
                                                                 ---------------
HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, AMT, RB, MBIA
         5.000%, 07/01/15                                1,000               993
                                                                 ---------------
IDAHO -- 0.1%
   Idaho State, Board Bank Authority,
      Ser A, RB
      Callable 03/15/19 @ 100
         5.250%, 09/15/26                                  495               519
   Idaho State, Housing & Finance
      Association, Single-Family Mortgage
      Project, Ser C, AMT, RB
      Callable 01/01/11 @ 100
         5.600%, 01/01/21                                  175               170
                                                                 ---------------
                                                                             689
                                                                 ---------------
ILLINOIS -- 3.3%
   Chicago, Airport Authority, O'Hare
      International Airport Project, Second
      Lien, AMT, RB, AMBAC
      Callable 01/01/10 @ 101
         5.500%, 01/01/12                                7,500             7,744

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Chicago, Ser A, GO, MBIA
      Pre-Refunded @ 100
         5.000%, 01/01/13 (E)                  $           455   $           507
   Chicago, Water Authority, Capital
      Improvement Tax, GO
      Pre-Refunded @ 100
         5.000%, 12/01/16 (E)                            5,000             5,829
   Illinois State, Health Facilities
      Authority, Condell Medical Center
      Project, RB
         6.000%, 05/15/10 (B)                              465               477
   Illinois State, Ser B, GO
         5.000%, 01/01/13                                5,000             5,484
   Regional Transportation Authority,
      Ser A, RB, MBIA-RE FGIC
         5.500%, 07/01/23                                2,095             2,319
   Regional Transportation Authority,
      Ser B, RB, MBIA
         5.500%, 06/01/20                                2,710             3,086
                                                                 ---------------
                                                                          25,446
                                                                 ---------------
INDIANA -- 2.4%
   Indiana State, Finance Authority, State
      Revolving Funding Program,
      Ser A, RB
         5.000%, 02/01/16                                3,000             3,416
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Project, Ser A, RB
         5.000%, 10/01/27 (A)                            4,900             5,082
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
         6.900%, 07/01/11                                3,105             3,295
   Indiana University, Student Fees
      Project, Ser S, RB
      Callable 08/01/18 @ 100
         5.000%, 08/01/19                                2,000             2,208
   Indianapolis, Airport Authority,
      Industrial Public Improvement
      Project, Ser F, AMT, RB, AMBAC
         5.000%, 01/01/15                                2,000             1,990
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
         5.500%, 10/01/12                                2,860             3,088
                                                                 ---------------
                                                                          19,079
                                                                 ---------------
IOWA -- 0.3%
   Iowa State, Finance Authority, Pollution
      Control Facilities, Interstate Power
      Project, RB, FGIC
         5.000%, 07/01/14                                2,250             2,283
                                                                 ---------------


        26 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
KANSAS -- 0.1%
   Wyandotte County, Legends Village
      West Project, RB
      Callable 10/01/16 @ 100
         4.875%, 10/01/28                      $         1,460   $           873
                                                                 ---------------
KENTUCKY -- 1.0%
   Kentucky State, Economic
      Development Finance Authority,
      Baptist Healthcare System Project,
      Ser B2, RB
         0.430%, 08/15/38 (A) (C)                        7,500             7,500
                                                                 ---------------
LOUISIANA -- 0.3%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Project, Ser A, RB
         5.000%, 10/01/12                                  930               849
   New Orleans, Aviation Board, Ser B-2,
      AMT, RB, FSA
         5.000%, 01/01/13                                1,735             1,752
                                                                 ---------------
                                                                           2,601
                                                                 ---------------
MARYLAND -- 1.9%
   Maryland State, Department of
      Transportation, Port Administration
      Facilities Project, AMT, COP, AMBAC
         5.250%, 06/15/14                                1,335             1,447
   Maryland State, State & Local Facilities
      Lien, Ser 1, GO
         5.000%, 03/15/17                                3,000             3,493
   Maryland State, State & Local Facilities
      Lien, Ser 2, GO
         5.000%, 08/01/16                                3,925             4,564
   Maryland State, Transportation
      Authority, RAN
         5.250%, 03/01/17                                4,250             4,971
                                                                 ---------------
                                                                          14,475
                                                                 ---------------
MASSACHUSETTS -- 7.1%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.500%, 03/01/12                                3,300             3,468
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/22                                3,000             3,304
         5.000%, 07/01/23                                3,000             3,273
   Massachusetts State, Federal Highway
      Authority, Special Obligation, Ser A,
      GAN, FSA
         5.000%, 12/15/13                                1,950             2,173

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Federal Highway
      Project, Ser A, GAN, FSA
         5.000%, 12/15/14                      $        10,000   $        11,223
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center Project,
      Ser C, RB, MBIA-RE FGIC
         5.000%, 08/15/14                                2,395             2,357
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 04/03/09 @ 101
         5.250%, 06/01/11                                1,585             1,594
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser M, RB
         5.250%, 07/01/29                                1,500             1,630
   Massachusetts State, Housing Finance
      Agency, Ser D, AMT, RB
      Callable 12/01/09 @ 100
         3.900%, 12/01/17 (A) (D)                        2,000             2,028
   Massachusetts State, Ser A, GO
         5.250%, 08/01/13                                3,235             3,666
         5.250%, 08/01/15                                5,000             5,768
   Massachusetts State, Ser C, GO,
      AMBAC
         5.000%, 08/01/10 (B)                              190               201
   Massachusetts State, Ser C, GO, FSA
         5.500%, 12/01/17                                3,000             3,567
   Massachusetts State, Water Pollution
      Abatement Authority, RB
         5.000%, 08/01/20                                3,365             3,806
   Massachusetts State, Water Pollution
      Abatement Authority, Ser 1, RB
         5.000%, 08/01/15                                2,770             3,146
         5.000%, 08/01/16                                2,250             2,584
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC
         6.125%, 08/01/11 (B)                            1,500             1,665
                                                                 ---------------
                                                                          55,453
                                                                 ---------------
MICHIGAN -- 0.4%
   Michigan State, Environmental
      Protection Program, GO
         6.250%, 11/01/12                                3,000             3,244
                                                                 ---------------
MINNESOTA -- 1.5%
   Minneapolis, Ser A, RB
      Callable 11/15/18 @ 100
         6.375%, 11/15/23                                3,250             3,348


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Minnesota State, Highway & Various
      Purpose Project, GO
      Callable 08/01/17 @ 100
         5.000%, 08/01/19                      $         3,420   $         3,873
   St. Louis Park, Health Care Authority,
      Nicollet Health Services Project,
      Ser C, RB
         5.500%, 07/01/17                                4,240             4,254
                                                                 ---------------
                                                                          11,475
                                                                 ---------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
      Housing Authority, Ser D, RB
      Callable 04/03/09 @ 104
         6.650%, 07/01/12                                  210               211
                                                                 ---------------
MISSOURI -- 0.7%
   Missouri State, Development Finance
      Board of Infrastructure, Crackerneck
      Creek Project, Ser C, TA
      Callable 03/01/14 @ 100
         5.000%, 03/01/26                                1,000               915
   Missouri State, Highways & Transit
      Commission, 2nd Lien, RB
      Callable 05/01/17 @ 100
         5.250%, 05/01/19                                2,200             2,513
   Missouri State, Joint Municipal
      Electric Utility Commission, Iatan
      2 Project, Ser A, RB, AMBAC
         5.000%, 01/01/15                                2,000             2,158
                                                                 ---------------
                                                                           5,586
                                                                 ---------------
NEVADA -- 0.2%
   Clark County, Airport Authority, Sub
      Lien, Ser A-1, AMT, RB, AMBAC
      Callable 07/01/17 @ 100
         5.000%, 07/01/19                                1,000               957
   Henderson, Local Improvement
      Districts, Ser T-18, SAB
      Callable 09/01/09 @ 103
         5.300%, 09/01/35                                1,995               893
                                                                 ---------------
                                                                           1,850
                                                                 ---------------
NEW JERSEY -- 2.9%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB
         6.850%, 12/01/29 (A)                            2,000             2,017
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project
      Ser I, RB
         5.500%, 09/01/15                                3,110             3,455

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New Jersey State, Equipment Lease &
      Purchase Project, Ser A, COP
         5.000%, 06/15/14                      $         2,500   $         2,735
   New Jersey State, Tobacco Settlement
      Authority, Ser 1A, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/23                                1,505             1,118
   New Jersey State, Transportation Trust
      Fund Authority, RB, AMBAC
         5.250%, 12/15/22                                5,000             5,355
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB
         5.250%, 12/15/20                                7,250             7,888
                                                                 ---------------
                                                                          22,568
                                                                 ---------------
NEW MEXICO -- 0.8%
   Jicarilla, Apache Nation Reservation,
      Ser A, RB
         5.000%, 09/01/11                                1,000             1,066
         5.000%, 09/01/13                                3,200             3,473
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser D-2, AMT, RB
      Callable 04/03/09 @ 102
         6.000%, 01/01/29                                1,550             1,548
                                                                 ---------------
                                                                           6,087
                                                                 ---------------
NEW YORK -- 9.5%
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB
      Callable 12/01/09 @ 100
         5.450%, 12/01/29 (A)                            4,500             4,622
   Metropolitan New York, Transportation
      Authority, Ser 2008C, RB
      Callable 11/15/18 @ 100
         6.500%, 11/15/28                                2,860             3,131
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/18                                2,500             2,662
   New York & New Jersey, Port Authority,
      Ser 131, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                                1,550             1,665
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                2,000             2,028
   New York City, Municipal Water
      Finance Authority, Ser B, RB, FSA
      Callable 06/15/14 @ 100
         5.000%, 06/15/15                                3,000             3,339


        28 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York City, Ser K, GO
      Callable 08/01/15 @ 100
         5.000%, 08/01/21                      $         5,000   $         5,057
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB
      Callable 05/01/17 @ 100
         5.000%, 11/01/18                                2,815             3,138
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100
         5.500%, 11/01/26 (A) (D)                        3,250             3,442
   New York State, Dormitory Authority,
      Orange Regional Medical Center
      Project, RB
      Callable 12/01/18 @ 100
         6.500%, 12/01/21                                2,500             2,169
   New York State, Dormitory Authority,
      Ser A, RB
      Callable 03/15/19 @ 100
         5.000%, 03/15/23                                1,670             1,764
   New York State, Dormitory Authority,
      Ser B, RB, XLCA
         5.250%, 07/01/32 (A)                            4,275             4,476
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, MBIA
         5.500%, 05/15/13                                8,125             8,975
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser 2, RB
         5.750%, 06/15/12                                  190               216
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser B, RB
      Callable 06/15/18 @ 100
         5.000%, 06/15/21                                1,580             1,704
   New York State, Thruway Authority,
      Ser B, RB, AMBAC
         5.250%, 04/01/13                                4,050             4,502
   New York State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         5.500%, 06/01/20                                1,615             1,630
   New York State, Tobacco Settlement
      Authority, Ser B, RB
         5.000%, 06/01/12                                2,570             2,695
   New York State, Urban Development
      Authority, Personal Income Tax,
      Ser A-1, RB
         5.000%, 12/15/16                                2,000             2,271

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York State, Urban Development
      Authority, Personal Income Tax,
      Ser A-1, RB
      Callable 12/15/18 @ 100
         5.000%, 12/15/28                      $         3,000   $         3,032
   New York State, Urban Development
      Authority, Ser A, RB
         5.000%, 01/01/17                                1,175             1,206
   Triborough Bridge & Tunnel Authority, RB
         5.000%, 11/15/17                                2,150             2,442
   Triborough Bridge & Tunnel Authority,
      Sub-Ser B-1, RB
      Callable 11/15/13 @ 100
         5.000%, 11/15/25 (A)                            5,000             5,421
   Triborough Bridge & Tunnel Authority,
      Sub-Ser B-3, RB
      Callable 11/15/15 @ 100
         5.000%, 11/15/38 (A)                            2,250             2,436
                                                                 ---------------
                                                                          74,023
                                                                 ---------------
NORTH CAROLINA -- 1.4%
   Mecklenburg County, Ser A, GO
         5.000%, 08/01/18                                4,600             5,391
         5.000%, 08/01/19                                1,500             1,746
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
         5.500%, 10/01/31                                2,360             1,740
   Raleigh-Durham, Airport Authority,
      AMT, RB, MBIA-RE FGIC
      Callable 05/01/17 @ 100
         5.000%, 05/01/18                                2,000             1,991
                                                                 ---------------
                                                                          10,868
                                                                 ---------------
NORTH DAKOTA -- 0.0%
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
         5.000%, 11/01/31                                  430               282
                                                                 ---------------
OHIO -- 3.5%
   Buckeye, Tobacco Settlement
      Financing Authority, Ser A-2, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/24                                7,685             5,609
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
         5.500%, 08/15/10                                1,000             1,030


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Lakewood, Hospital Improvement
      Authroity, Lakewood Hospital
      Association Project, RB
         5.500%, 02/15/13                      $         2,500   $         2,589
   Ohio State, Conservation Projects,
      Ser A, GO
         5.000%, 09/01/15                                1,985             2,260
   Ohio State, GO
         6.100%, 08/01/12                                2,000             2,287
   Ohio State, Higher Education Facilities
      Commission, Case Weston Reserve
         University Project, RB
         6.250%, 10/01/18                                1,000             1,202
   Ohio State, Higher Educational Facility
      Commission, Ser A, RB
      Callable 01/01/18 @ 100
         5.250%, 01/01/19                                3,710             3,880
   Ohio State, Ser A, GO
         5.000%, 06/15/13                                4,480             5,011
   Ohio State, Water Development
      Authority, Fresh Water Project, RB
         5.500%, 06/01/20                                2,760             3,283
                                                                 ---------------
                                                                          27,151
                                                                 ---------------
PENNSYLVANIA -- 6.2%
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                5,925             6,449
   Delaware Valley, Regional Financial
      Authority, RB
         5.750%, 07/01/17                                3,000             3,143
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                2,000             1,590
   Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
         5.000%, 04/15/24                                1,025             1,033
   Lancaster County, Hospital Authority,
      Lancaster General Hospital Project,
      Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/21                                2,510             2,457
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT, RB,
      AMBAC
         5.000%, 12/01/14                                4,000             3,931
   Pennsylvania State, GO, FSA
         5.375%, 07/01/17                                4,200             4,960

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania, Ser A, RB
         5.000%, 09/01/19                      $         3,120   $         3,586
   Pennsylvania State, Ser 2, GO
         5.500%, 01/01/14                                2,500             2,853
   Pennsylvania State, Ser 3, GO, FSA
      Callable 09/01/14 @ 100
         5.000%, 09/01/15                               10,000            11,215
   Philadelphia, Airport Authority, Ser A,
      AMT, RB, FSA
         5.000%, 06/15/14                                3,650             3,747
   Sayre, Healthcare Facilities Authority,
      Guthrie Health Project, Ser A, RB
         6.000%, 12/01/11                                3,420             3,559
   Westmoreland County, Municipal
      Authority, Special Obligation
         9.125%, 07/01/10 (B)                               10                10
                                                                 ---------------
                                                                          48,533
                                                                 ---------------
PUERTO RICO -- 6.4%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser TT, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                2,500             2,340
   Puerto Rico Commonwealth,
      Government Development Bank,
      Senior Notes, Ser C, AMT, RB
         5.250%, 01/01/15                                1,725             1,609
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                                3,000             2,987
         5.000%, 12/01/13                                1,000             968
   Puerto Rico Commonwealth, Higher
      Education Authority, University of
      Puerto Rico Project, Ser Q, RB
      Callable 06/01/16 @ 100
         5.000%, 06/01/21                                3,855             3,246
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser M, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                                4,120             3,673
         5.000%, 07/01/22                                3,220             2,844
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      for Modernization, Sub-Ser, RB
         5.500%, 12/01/15                                4,370             4,606
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                1,995             1,999


        30 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12 (B)                  $             5   $             6
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (A)                            2,000             1,937
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 08/01/27 (A) (C)                       12,645            12,442
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
      Pre-Refunded @ 100
         5.250%, 07/01/16 (E)                            1,235             1,464
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
      Callable 07/01/13 @ 100
         5.250%, 07/01/22                                4,725             4,216
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
         5.250%, 07/01/15                                2,200             2,078
         5.000%, 07/01/16                                2,380             2,407
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 07/01/30 (A)                            1,500             1,453
                                                                 ---------------
                                                                          50,275
                                                                 ---------------
RHODE ISLAND -- 0.1%
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity Project,
      Ser 25-A, RB
      Callable 04/03/09 @ 101
         4.950%, 10/01/16                                  675               675
                                                                 ---------------
SOUTH CAROLINA -- 1.1%
   Charleston County, Educational
      Excellence Finance Authority,
      Charleston School District
      Project, RB
      Callable 12/01/14 @ 100
         5.000%, 12/01/16                                3,000             3,237
   Piedmont, Municipal Power Agency,
      Ser A, RB, FGIC
         6.500%, 01/01/16                                  800               865
   Piedmont, Municipal Power Agency,
      Ser A, RB, FGIC
         6.500%, 01/01/16 (B)                            1,020             1,262

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   South Carolina State, Hospital Facilities
      Authority, Medical University
      Project, RB
      Pre-Refunded @ 101
         5.625%, 07/01/09 (E)                  $         2,885   $         2,956
   South Carolina State, Jobs-Economic
      Development Authority, Bon Secours
      Health Project, Ser A, RB
      Pre-Refunded @ 100
         5.625%, 11/15/12 (E)                              295               336
                                                                 ---------------
                                                                           8,656
                                                                 ---------------
TENNESSEE -- 1.4%
   Clarksville, Natural Gas Acquisition, RB
         5.000%, 12/15/15                                1,650             1,410
   Memphis-Shelby County, Airport
      Authority, RB
         5.050%, 09/01/12                                1,500             1,527
   Nashville & Davidson Counties,
      Metropolitan Government,
      Cab Converter Project, RB,
      MBIA-RE FGIC
         7.700%, 01/01/12                                3,885             4,175
   Tennessee State, Energy Aquisition
      Authority, Ser A, RB
         5.000%, 09/01/16                                5,150             4,152
                                                                 ---------------
                                                                          11,264
                                                                 ---------------
TEXAS -- 13.8%
   Aldine, Independent School District,
      School Building Project, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/22                                3,805             4,095
         5.000%, 02/15/23                                3,895             4,158
   Austin, Utility Systems Authority,
      Ser 1998, RB, AMBAC
         6.750%, 11/15/12                                5,000             5,821
   Brazos Harbor, Industrial Development
      Authority, Dow Chemical Project,
      AMT, RB
      Callable 05/01/18 @ 100
         5.900%, 05/01/38 (A)                            1,130               764
   Clear Creek Island, Independent
      School District, Ser A, GO
         5.000%, 02/15/17                                1,885             2,160
   Corpus Christi, Utility Systems
      Authority, Refinance & Improvement
      Project, RB, FSA
      Callable 07/15/16 @ 100
         4.500%, 07/15/23                                2,000             1,994


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Cypress-Fairbanks, Independent
      School District, GO
      Callable 02/15/16 @ 100
         5.000%, 02/15/22                      $         3,000   $         3,193
   Dallas, Area Rapid Transit Authority,
      Senior Lien, RB, AMBAC
      Callable 12/01/16 @ 100
         4.500%, 12/01/24                                1,520             1,533
   Dallas, Waterworks & Sewer Systems
      Authority, RB, FSA
      Callable 10/01/09 @ 100
         5.000%, 10/01/24                                5,000             5,019
   Dallas-Fort Worth, International Airport
      Facilities Authority, Ser A, AMT,
      RB, XLCA
   Callable 11/01/09 @ 100
         5.000%, 11/01/12                                3,000             3,018
   Dickinson, Independent School District,
      Schoolhouse Project, GO
      Callable 02/15/15 @ 100
         5.000%, 02/15/19                                4,000             4,360
   Fort Worth, Independent School
      District, GO
         5.000%, 02/15/15                                2,000             2,272
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/17 @ 100
         4.500%, 08/15/23                                2,210             2,250
   Harris County, Flood Control District,
      Ser A, GO
         5.250%, 10/01/18                                3,000             3,512
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
         6.000%, 06/01/09                                1,825             1,844
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, AMT, RB, FSA
         6.000%, 07/01/09                                2,000             2,024
   Houston, Community College, Northline
      Mall Campus Project, RB, AMBAC
      Callable 04/15/17 @ 100
         4.500%, 04/15/24                                1,000             1,002
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B,
      RB, AMBAC
         7.399%, 09/01/15 (F)                            5,500             4,346
   Houston, Independent School District,
      Schoolhouse Project, GO
         5.000%, 02/15/17                                2,000             2,299

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Houston, Utility Systems Authority, First
      Lien, Ser A, RB, FSA
         5.250%, 11/15/17                      $         1,775   $         2,033
   Humble, Independent School District,
      Ser A, GO
         5.250%, 02/15/14                                2,635             2,991
   Lower Colorado, River Authority,
      Transmission Services Project, RB
      Callable 05/15/18 @ 100
         5.000%, 05/15/21                                2,000             2,165
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      Callable 08/01/17 @ 100
         5.000%, 08/01/21                                2,000             2,186
   North East, Independent School
      District, School Building Project,
      Ser A, GO
         5.000%, 08/01/16                                2,000             2,297
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      Callable 08/01/17 @ 100
         5.000%, 08/01/23                                5,000             5,339
   North Texas, Thruway Authority, First
      Tier, Ser A, RB
      Callable 01/01/18 @ 100
         6.000%, 01/01/24                                  245               258
   North Texas, Thruway Authority, First
      Tier, Ser E-3, RB
         5.750%, 01/01/38 (A)                            3,085             3,105
   Northside, Independent School District,
      GO
      Callable 02/15/15 @ 100
         5.000%, 02/15/25                                2,600             2,693
   Northside, Independent School District,
      School Building Project, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/19                                2,100             2,384
   Pasadena, Independent School District,
      School Building Project, GO
         5.000%, 02/15/16                                1,000             1,141
         5.000%, 02/15/17                                1,000             1,146
   Pharr San Juan Alamo Independent
      School District Texas, GO
         5.000%, 02/01/14                                3,525             3,957
   Plano Independent School District,
      Ser A, GO
         5.000%, 02/15/15                                1,850             2,096
   Red River, Education Finance
      Authority, Texas Christian University
      Project, RB
      Callable 03/15/16 @ 100
         4.375%, 03/15/23                                1,000               961


        32 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   San Antonio, Airport Systems Authority,
      Ser 2003, AMT, RB, FSA
         6.000%, 07/01/12                      $         2,045   $         2,183
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB
         5.750%, 02/01/11 (B)                              955             1,006
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/14                                   15                17
   Texas State, Alliance Airport Authority,
      FedEx Corporation Project, AMT, RB
      Callable 04/01/16 @ 100
         4.850%, 04/01/21                                4,000             3,018
   Texas State, College Student Loan
      Program, Ser B, AMT, GO
         5.000%, 08/01/18                                3,135             3,230
   Texas State, Municipal Power Agency,
      RB, MBIA
         5.085%, 09/01/16 (B) (F)                           25                20
   Texas State, Transportation Commission
      Authority, First Tier, RB
      Callable 04/01/17 @ 100
         5.000%, 04/01/18                                2,300             2,608
   Texas State, Transportation Commission
      Authority, First Tier, Ser A, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                3,000             3,406
   Texas State, Transportation Commission
      Authority, Mobility Fund, Ser A, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/22                                1,600             1,704
                                                                 ---------------
                                                                         107,608
                                                                 ---------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Single-Family Housing
      Project, Ser 23, AMT, RB, FSA
      Callable 11/01/14 @ 100
         5.000%, 05/01/34                                1,425             1,387
                                                                 ---------------
VIRGINIA -- 3.1%
   Chesapeake, Economic Development
      Authority, RB
         3.600%, 02/01/32 (A)                            1,400             1,343
   Commonwealth of Virginia, Ser B, GO
      Callable 06/01/18 @ 100
         5.000%, 06/01/22                                2,000             2,190
   Fairfax County, Economic Development
      Authority, Ser A, AMT, RB, AMBAC
         6.100%, 02/01/11                                5,000             5,234
   Fairfax County, Public Improvement
      Authority, Ser A, GO
         5.000%, 04/01/18                                3,000             3,515

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A,
      AMT, RB
         4.100%, 06/01/23                      $         1,685   $         1,689
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
         5.000%, 06/01/20                                1,500             1,591
         5.000%, 06/01/21                                1,500             1,577
   Virginia State, Housing Development
      Authority, Sub-Ser A-3, AMT, RB
         4.400%, 01/01/14                                1,950             1,942
         4.300%, 07/01/13                                1,875             1,876
   Virginia State, Public Building Authority,
      Ser B, RB
         5.250%, 08/01/13                                2,550             2,901
                                                                 ---------------
                                                                          23,858
                                                                 ---------------
WASHINGTON -- 3.9%
   Washington State, Northwest Energy &
      Electric Authority, Columbia
      Generating Project, Ser A, RB
         5.500%, 07/01/15                                2,000             2,296
   Washington State, Northwest Energy &
      Electric Authority, Columbia Station
      Project, Ser A, RB
         5.000%, 07/01/20                                5,000             5,471
   Washington State, Northwest Energy
      & Electric Authority, Project #1,
      Ser A, RB
         5.000%, 07/01/14                                2,120             2,356
   Washington State, Northwest Energy
      & Electric Authority, Project #1,
      Ser C, RB
         5.000%, 07/01/15                                2,250             2,518
   Washington State, Northwest Energy &
      Electric Authority, Ser F, RB, MBIA
      Callable 07/01/13 @ 100
         5.000%, 07/01/18                                3,000             3,191
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB
         7.250%, 07/01/09                                  120               123
   Washington State, Ser B, GO
      Callable 04/03/09 @ 100
         5.000%, 01/01/20                                4,300             4,320
   Washington State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         6.500%, 06/01/26                                6,970             6,097
   Washington State, Tobacco Settlement
      Authority, RB
         6.250%, 06/01/11                                4,000             4,057
                                                                 ---------------
                                                                          30,429
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 33

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

February 28, 2009

                                                 Face Amount
                                                ($ Thousands)      Market Value
Description                                        /Shares        ($ Thousands)
-----------                                    ---------------   ---------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset Securitization,
      RB
      Callable 06/01/12 @ 100
         6.125%, 06/01/27                      $           385   $           351
   Wisconsin State, Housing & Economic
      Development Authority, Ser E,
      AMT, RB
      Callable 07/01/10 @ 100
         5.750%, 09/01/27                                  790               789
                                                                 ---------------
                                                                           1,140
                                                                 ---------------
WYOMING -- 0.2%
   Wyoming State, Community
      Development Housing Authority,
      Ser 6, AMT, RB
         5.500%, 12/01/17                               21,550             1,503
                                                                 ---------------
Total Municipal Bonds
   (Cost $785,466) ($ Thousands)                                         776,722
                                                                 ---------------
TAX EXEMPT CORPORATE BOND -- 0.6%
CALIFORNIA -- 0.6%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                                6,000             4,960
                                                                 ---------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                             4,960
                                                                 ---------------
CASH EQUIVALENT -- 0.5%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+(G)                4,206,830             4,207
                                                                 ---------------
Total Cash Equivalent
   (Cost $4,207) ($ Thousands)                                             4,207
                                                                 ---------------
Total Investments -- 100.7%
   (Cost $795,629) ($ Thousands)                                 $       785,889
                                                                 ===============

Description
-----------

Percentages are based on Net Assets of $780,359 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Security is escrowed to maturity.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D) Step Bonds -- The rate reflecte don the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(E) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(F) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(G)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GAN -- Grant Anticipation Note

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        34 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Short Duration Municipal Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Education                24.4%
Healthcare               15.4%
General Obligations      13.1%
Industrial Development    9.8%
Power                     8.3%
Transportation            7.5%
Utilities                 6.8%
Public Facilities         5.0%
General Revenue           4.0%
Water                     2.2%
Housing                   1.7%
Pollution Control         1.6%
Nursing Homes             0.2%
Short Term Investment     0.0%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 98.1%
ALASKA -- 1.0%
   Anchorage, Recreational Facilities
      Authority, Ice Rink Project, RB
      Pre-Refunded @ 100
         6.375%, 01/01/20 (A)                  $         1,000   $         1,065
   Boro of Matanuska-Susitna,
      Goose Creek Correctional
      Center Project, RB
         5.000%, 09/01/10                                1,500             1,582
         3.500%, 09/01/10                                1,200             1,239
                                                                 ---------------
                                                                           3,886
                                                                 ---------------
ARIZONA -- 0.7%
   Arizona State, Health Facilities
      Authority, John C. Lincoln
      Health Network Project, RB
      Pre-Refunded @ 102
         7.000%, 12/01/25 (A)                            2,200             2,446
                                                                 ---------------
CALIFORNIA -- 5.3%
   California State, Communities
      Development Authority, Corporate
      Fund for Housing, Ser B-1, RB
      Pre-Refunded @ 103
         7.250%, 12/01/34 (A)                              990             1,066
   California State, Economic Recovery
      Authority, Ser B, GO
      Callable 03/01/10 @ 100
         5.000%, 07/01/23 (B)                            1,325             1,360
         4.000%, 07/01/23 (B)                            1,550             1,588
   California State, Ser DCL-010, GO, FSA
         3.750%, 03/06/09 (B) (C)                        5,295             5,295

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Northern California, Power Agency,
      Hydroelectric Project No. 1,
      Ser C, RB
         5.000%, 07/01/11                      $         1,250   $         1,333
   San Bernardino County, Transportation
      Authority, Ser A, RB, FGIC
      Callable 04/03/09 @ 100
         6.000%, 03/01/10 (D)                            2,645             2,705
   Sulphur Springs, Union School
      District, COP, AMBAC
         1.548%, 03/01/37                                6,750             6,304
                                                                 ---------------
                                                                          19,651
                                                                 ---------------
COLORADO -- 3.6%
   Aravada, RB, FSA
      Callable 04/01/09 @ 100
         7.250%, 11/01/20 (B)                            4,000             4,000
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives Project, RB
      Pre-Refunded @ 100
         5.250%, 09/01/21 (A)                            1,000             1,095
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives Project, RB
         5.375%, 09/01/10 (D)                            1,000             1,065
   Colorado State, Health Facilities
      Authority, Evangelical Health
      Project, RB
         6.250%, 12/01/10 (D)                              760               770
   Lincoln Park, Metropolitan District, GO
      Pre-Refunded @ 102
         7.750%, 12/01/26 (A)                            4,000             4,637
   University of Colorado, Enterprise
      System Refinance & Improvement
      Project, RB, MBIA-RE FGIC
         5.000%, 06/01/11                                1,715             1,850
                                                                 ---------------
                                                                          13,417
                                                                 ---------------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Ser A, GO, FSA
      Callable 06/01/09 @ 101
         5.500%, 06/01/12                                1,200             1,223
                                                                 ---------------
FLORIDA -- 7.3%
   Florida State, Board of Education,
      Ser A, GO
         5.750%, 06/01/10                                1,000             1,053
   Florida State, Education System,
      Ser A, RB, AMBAC
         5.000%, 07/01/11                                5,015             5,381


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Florida State, Rural Utilities Financing
      Commission, Public Construction
      Project, RB
      Callable 04/03/09 @ 100
         4.000%, 09/01/10                      $         5,300   $         5,300
   Florida State, Rural Utilities Financing
      Commission, Public Construction
      Project, RB
      Callable 04/03/09 @ 100
         4.000%, 02/01/11                                2,500             2,501
   Florida State, Rural Utilities Financing
      Commission, Public Construction
      Project, RB
      Callable 11/01/09 @ 100
         4.000%, 11/01/11                                5,500             5,501
   Highlands County, Health Facilities
      Authority, Ser G, RB
         5.000%, 11/15/12                                  985             1,018
   Highlands County, Health Facilities
      Authority, Ser G, RB
         5.000%, 11/15/12 (D)                               35                39
   Jea, St. Johns River Power Park
      System, Ser 1, RB
         5.000%, 10/01/10                                2,110             2,230
   Miami-Dade County, Health Facilities
      Authority, Miami Children's Hospital
      Project, Ser A, RB, AMBAC
         4.375%, 08/15/10 (D)                              945               989
   North Broward, Hospital District, RB
      Pre-Refunded @ 101
         6.000%, 01/15/31 (A)                            1,500             1,640
   South Miami, Health Facilities
      Authority, Baptist Health South
      Florida Group, RB
         5.000%, 08/15/09                                1,275             1,297
                                                                 ---------------
                                                                          26,949
                                                                 ---------------
GEORGIA -- 3.7%
   Dougherty County, School District,
      Sales Tax, GO
         5.000%, 03/01/10                                5,000             5,213
   Floyd County, Sales Tax, GO
         5.000%, 01/01/10                                1,625             1,682
   Georgia State, Municipal Electric
      Authority, Ser A, RB, FSA
         5.500%, 01/01/12                                4,700             4,887
   Marietta, Housing Authority,
      Essential Function Project, RB
      Callable 04/03/09 @ 103
         3.950%, 02/01/19 (B) (C)                        2,000             2,002
                                                                 ---------------
                                                                          13,784
                                                                 ---------------

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
HAWAII -- 0.6%
   Hawaii State, Highway Authority, RB
         4.000%, 01/01/10                      $         1,000   $         1,026
         4.000%, 01/01/11                                1,000             1,048
                                                                 ---------------
                                                                           2,074
                                                                 ---------------
ILLINOIS -- 7.1%
   Chicago, Board of Education, Lease
      Certificates, Ser A, COP, MBIA
         6.250%, 01/01/10                                1,950             2,026
   Chicago, Ser A, RB
         3.500%, 01/01/12                                1,305             1,354
   Chicago, Variable Certificates, GO, FSA
         3.500%, 01/01/22 (B) (C)                        4,985             4,985
   Cook County, Community Consolidated
      School District No. 65-Evanston,
      Ser A, GO, FSA
         6.750%, 05/01/10                                1,085             1,156
   Cook County, School District
      No. 159, GO, FSA
         4.309%, 12/01/10 (E)                              930               900
   Downers Grove, Ser A, GO
         4.500%, 01/01/10                                2,835             2,923
         4.500%, 01/01/11                                1,365             1,439
   Illinois State, Educational Facilities
      Authority, Art Institute of
      Chicago, RB
         4.100%, 03/01/34 (B)                            4,500             4,581
   Madison-Macoupin Counties,
      Community College District No. 536,
      GO, AMBAC
         5.750%, 11/01/12                                1,040             1,159
   McLean County, Public Building
      Commission, Capital Appreciation -
      Public Building Project, RB, MBIA
         4.631%, 11/01/10 (E)                            1,550             1,507
   Rochelle, Ser B, RB
         4.000%, 05/01/10                                  910               937
   Rock Island-Mercer Counties, Black
      Hawk College Project, Ser A, GO,
      AMBAC
         4.000%, 12/01/11                                1,000             1,047
   Winnebago County, School District
      No. 122, GO, MBIA-RE FGIC
         6.550%, 06/01/12                                2,000             2,240
                                                                 ---------------
                                                                          26,254
                                                                 ---------------
INDIANA -- 6.9%
   Center Grove, High School Building
      Authority, First Mortage, RB
         5.000%, 01/10/10                                1,000             1,035
         5.000%, 01/10/11                                1,505             1,602


        36 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Indiana Health Facility Financing
      Authority, RB
         3.625%, 11/15/36 (B)                  $         4,100   $         4,095
   Indiana State, Health Facility Financing
      Authority, Ascension Health Credit,
      Ser A, RB
         5.000%, 11/01/27 (B)                            2,500             2,594
   Indiana State, Health Facility Financing
      Authority, Henry County Memorial
      Hospital Project, RB
      Callable 04/01/09 @ 100
         4.000%, 04/01/22 (B) (C)                        8,000             8,000
   Noblesville, Independent School
      District, High School Building
      Project, RB, AMBAC
         4.500%, 07/10/10                                2,410             2,492
   Zionsville, Sewer Works Authority, BAN
      Callable 03/11/09 @ 100
         4.250%, 12/15/11                                5,725             5,768
                                                                 ---------------
                                                                          25,586
                                                                 ---------------
IOWA -- 1.2%
   Coralville, Urban Renewal Project,
      Ser D, BAN
      Callable 04/03/09 @ 100
         4.250%, 06/01/09                                3,100             3,115
   Coralville, Urban Renewal Project,
      Tax Increment, Ser C, TA
         5.000%, 06/01/11                                1,460             1,514
                                                                 ---------------
                                                                           4,629
                                                                 ---------------
KANSAS -- 0.8%
   Overland Park, Development
      Authority, 1st Tier, Ser A, RB
      Pre-Refunded @ 101
         7.375%, 01/01/32 (A)                            1,500             1,660
   University of Kansas, Hospital
      Authority, Health Systems
      Project, RB
         5.000%, 09/01/09                                  580               589
         5.000%, 09/01/10                                  750               767
                                                                 ---------------
                                                                           3,016
                                                                 ---------------
KENTUCKY -- 1.3%
   Kentucky State, Economic
      Development Finance Authority,
      Baptist Healthcare System Project,
      Ser A, RB
         5.000%, 08/15/11                                1,000             1,045
         5.000%, 08/15/12                                1,000             1,053

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Kentucky State, Rural Water Finance
      Authority, Flexible Term Program,
      Ser A, RB
      Callable 02/01/10 @ 100
         3.000%, 02/01/11                      $         1,500   $         1,513
   Lexington-Fayette, Urban County
      Government, Public Projects,
      Ser A, GO
         3.500%, 02/01/10                                1,085             1,112
                                                                 ---------------
                                                                           4,723
                                                                 ---------------
LOUISIANA -- 1.3%
   Louisiana State, Military Department,
      Custody Receipts, RB
         5.000%, 08/01/10                                  770               798
         5.000%, 08/01/11                                  750               793
   Louisiana State, Tammany Parishwide
      School District No. 12, GO
         5.000%, 03/01/10                                3,000             3,120
                                                                 ---------------
                                                                           4,711
                                                                 ---------------
MICHIGAN -- 5.0%
   Bay City, Electric Utilities Authority,
      Refinance & Improvement Project,
      RB, FSA
         4.500%, 01/01/10                                1,790             1,829
   Michigan Municipal Bond Authority,
      Ser A, RB
         5.250%, 06/01/11                                1,275             1,354
   Michigan State, Hospital Finance
      Authority, Ascension Project,
      Ser B3, RB
         2.750%, 11/15/33 (B)                            1,920             1,919
   Michigan State, Hospital Finance
      Authority, Southwestern Rehab
      Project, RB
      Callable 03/03/09 @ 100
         3.750%, 06/01/35 (B) (C)                        4,000             4,000
   Michigan State, South Central
      Power Agency, RB, AMBAC
         5.000%, 11/01/10                                1,020             1,074
   Michigan State, Strategic Fund,
      Hope Network Project, RB
      Callable 03/05/09 @ 100
         3.750%, 04/01/35 (B) (C)                        7,300             7,300
   North Michigan, Summit Academy
      School, COP
      Pre-Refunded @ 101
         8.750%, 07/01/30 (A)                            1,100             1,215
                                                                 ---------------
                                                                          18,691
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MISSOURI -- 1.0%
   Blue Springs, Neighborhood
      Improvement Authority, Temporary
      Notes, Ser A, GO
         4.000%, 03/01/09                      $         1,250   $         1,250
   Carroll County, Public Water Supply
      District No. 1, Ser B, RB
      Callable 04/03/09 @ 100
         4.625%, 03/01/12                                2,500             2,502
                                                                 ---------------
                                                                           3,752
                                                                 ---------------
NEVADA -- 1.7%
   Washoe County, Economic
      Development Authority, Sierra
      Nevada College Project, RB
      Callable 04/01/09 @ 100
         6.500%, 07/01/26 (B)                            6,430             6,430
                                                                 ---------------
NEW JERSEY -- 5.3%
   New Jersey State, Equipment Lease
      Purchase Program, Ser A, COP
         5.000%, 06/15/10                                1,255             1,292
   New Jersey State, Health Care Facilities
      Financing Authority, Ser A, RB
         5.000%, 10/01/10                                3,615             3,781
   New Jersey State, Transit
      Authority, Federal Admin Grants,
      Ser B, COP, AMBAC
      Pre-Refunded @ 100
         6.000%, 09/15/15 (A)                            9,680            10,418
   New Jersey State, Transportation
      Trust Fund Authority, Floaters,
      Ser DCL 012, RB, FSA
         3.750%, 06/15/20 (B) (C)                        4,000             4,000
                                                                 ---------------
                                                                          19,491
                                                                 ---------------
NEW MEXICO -- 1.2%
   Farmington, Pollution Control Board,
      Ser B, Cl RB, RB, FGIC
      Callable 04/01/10 @ 100
         3.550%, 04/01/29 (B)                            3,200             3,203
   New Mexico State, Mortgage Finance
      Authority, RB
      Callable 07/01/09 @ 100
         6.000%, 07/01/10 (D)                            1,045             1,115
                                                                 ---------------
                                                                           4,318
                                                                 ---------------
NEW YORK -- 9.1%
   Amherst, Industrial Development
      Civic Facilities, Daemen
      College Project, Ser A, RB
      Pre-Refunded @ 102
         6.125%, 10/01/31 (A)                            3,100             3,532

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Buffalo & Fort Erie, Public Bridge
      Authority, RB
         4.000%, 01/01/25 (B) (C)              $         2,800   $         2,868
   Nassau County, Sewer & Storm Water
      Finance Authority, Ser A, RB
         5.000%, 11/01/11                                2,070             2,224
   New York City, Ser E, GO
      5.000%, 08/01/11                                   6,000             6,360
   New York City, Triborough Bridge &
      Tunnel Authority, Convention Center
      Project, Ser E, RB
         7.250%, 01/01/10                                2,390             2,481
   New York Municipal Bond Bank
      Agency, Ser C, RB
         5.250%, 06/01/10                                1,000             1,047
   New York State, Dormitory Authority,
      Ser A, RB
         5.000%, 07/01/10                                5,295             5,525
   New York State, Housing Finance
      Agency, Cannon Street Senior
      Housing Project, Ser B, AMT, RB
         4.300%, 08/15/10 (C)                            1,490             1,491
   New York State, Urban Development
      Authority, Ser A, RB
         5.500%, 01/01/17 (B)                            2,750             2,846
   Suffolk County, Industrial Development
      Agency, Jefferson's Ferry Project,
      Ser A, RB
      Pre-Refunded @ 102
         7.200%, 11/01/19 (A)                               60                64
   Triborough Bridge & Tunnel Authority,
      Ser Y, RB
         6.000%, 01/01/12 (D)                            1,205             1,306
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Project,
      Ser A, RB
         5.000%, 09/01/37 (B)                            4,000             4,068
                                                                 ---------------
                                                                          33,812
                                                                 ---------------
NORTH CAROLINA -- 0.8%
   Durham, Ser B, COP
         5.250%, 12/01/11                                1,485             1,574
   North Carolina State, Municipal Power
      Agency, Catawba Electric No. 1,
      Ser C, RB
         4.000%, 01/01/10                                1,400             1,430
                                                                 ---------------
                                                                           3,004
                                                                 ---------------
OHIO -- 6.3%
   Cuyahoga County, Ser A, GO, MBIA
         2.722%, 10/01/10 (E)                            4,500             4,380


        38 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Ohio Air Quality Development Authority,
      Ser C, RB
         3.375%, 10/01/18 (B)                  $         2,985   $         2,994
   Ohio State, Department of
      Administrative Services, Taxation
      Accounting & Revenue, COP
         4.000%, 09/01/10                                2,555             2,624
   Ohio State, GO
         6.650%, 09/01/09                                    5                 5
   Ohio State, Higher Educational Facility
      Commission, Pooled Funding, RB
      Callable 03/05/09 @ 100
         3.170%, 03/02/09 (B) (C)                        5,385             5,385
         3.170%, 03/05/09 (B) (C)                        3,000             3,000
   Ohio State, Water Development
      Authority, Ser B, RB
         3.375%, 10/01/18 (B)                            2,805             2,814
   Richmond Heights, BAN
      3.850%, 01/14/10                                   2,000             2,016
                                                                 ---------------
                                                                          23,218
                                                                 ---------------
OKLAHOMA -- 4.0%
   Oklahoma Department of
      Transportation, Ser A, RB
         4.000%, 09/01/10                                4,075             4,239
   Oklahoma Development Finance
      Authority, Ser A, RB
         5.000%, 06/01/10                                1,190             1,241
   Oklahoma State, Development Finance
      Authority, Integris Baptist Medical
      Center Project, Ser B, RB
         5.000%, 08/15/12                                1,000             1,045
   Oklahoma State, Industrial Authority,
      Medical Foundation Project, RB
         4.500%, 07/01/11                                1,000             1,020
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project, RB
         5.000%, 09/01/10                                1,200             1,265
   Tulsa, Public Facilities Authority,
      Ser A, RB, AMBAC
         5.000%, 06/01/10                                5,825             6,095
                                                                 ---------------
                                                                          14,905
                                                                 ---------------
PENNSYLVANIA -- 3.5%
   Allegheny County, Hospital Development
      Authority, University of Pittsburgh
      Medical Center Project, Ser A, RB
         5.000%, 09/01/09                                1,000             1,020

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center Project,
      Ser B, RB
         5.000%, 06/15/10                      $         1,250   $         1,272
   Montgomery County, Industrial
      Development Authority, Retirement
      Communities Project, Ser B, RB
         5.000%, 11/15/10                                1,400             1,384
         5.000%, 11/15/11                                1,000               976
   Pennsylvania State, Higher Educational
      Facilties Authority, University of
      Scranton Project, RB
         4.500%, 05/01/10                                3,585             3,659
   Pennsylvania State, Industrial
      Development Authority, RB
         5.000%, 07/01/10                                2,540             2,623
   Sayre, Health Care Facilities Authority,
      Guthrie Health Project, Ser A, RB
      Pre-Refunded @ 101
         5.875%, 12/01/31 (A)                            1,700             1,915
                                                                 ---------------
                                                                          12,849
                                                                 ---------------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser DCL 13,
      RB, FSA
         3.750%, 03/05/09 (B) (C)                        1,100             1,100
   Puerto Rico Commonwealth, Industrial
      Medical & Environmental Authority,
      Abbott Labs Project, RB
      Callable 03/01/10 @ 100
         2.000%, 03/01/23 (B)                            1,000             1,000
                                                                 ---------------
                                                                           2,100
                                                                 ---------------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
      Educational Building Authority,
      Lifespan Obligation Group
      Project, RB
         5.750%, 08/15/10                                1,020             1,059
                                                                 ---------------
SOUTH CAROLINA -- 0.8%
   South Carolina State, Jobs Economic
      Development Authority, Palmetto
      Health Alliance Project, Ser A, RB
      Pre-Refunded @ 102
         7.375%, 12/15/21 (A)                            2,600             2,912
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 39

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
SOUTH DAKOTA -- 0.8%
   Heartland, Consumers Power District,
      RB, FSA
         6.000%, 01/01/12                      $         2,250   $         2,416
   South Dakota State, Health &
      Educational Facilities Authority,
      Childrens Care Hospital Project, RB
      Pre-Refunded @ 101
         6.125%, 11/01/13 (A)                              705               737
                                                                 ---------------
                                                                           3,153
                                                                 ---------------
TEXAS -- 7.2%
   Eagle Mountain & Saginaw,
      Independent School District, GO
         4.347%, 08/15/11 (E)                            1,235             1,181
   Franklin, Independent School District,
      School Building Project, Ser B, GO
         4.000%, 02/15/10                                2,050             2,104
   Harris County, Hospital District,
      RB, MBIA
      Pre-Refunded @ 100
         6.000%, 02/15/14 (A)                            5,000             5,308
   Houston, Water & Sewer System
      Revenue Authority, Variable
      Certificates, Ser DCL-055, RB, FSA
         3.500%, 03/01/09 (B) (C)                        2,200             2,200
   Lewisville, Independent School
      District, GO
         4.456%, 08/15/11 (E)                            1,000               955
   North Central Texas, Health Facility
      Development Authority, Retirement
      Facilities Project, Ser A, RB
         7.000%, 11/15/10 (D)                              415               442
   Prosper, Independent School District,
      Capital Appreciation, School
      Building Project, GO
         4.363%, 08/15/11 (E)                            1,130             1,080
   Tarrant County, Cultural Education
      Authority, Buckner Retirement
      Services Project, RB
         5.000%, 11/15/10                                  600               603
   Tarrant County, Health Facilities
      Development Authority, RB
      Pre-Refunded @ 101
         6.700%, 11/15/30 (A)                            4,000             4,385
   Texas State, Municipal Power Agency,
      RB, MBIA-RE FGIC
      Callable 04/03/09 @ 100
         4.250%, 09/01/10                                2,500             2,500
   Texas State, Public Finance Authority,
      Ser A, GO
         5.000%, 10/01/10                                2,500             2,649

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Waxahachie, Independent School
      District, GO
      Pre-Refunded @ 63
         5.733%, 08/15/17 (A) (E)              $         5,365   $         3,336
                                                                 ---------------
                                                                          26,743
                                                                 ---------------
UTAH -- 2.4%
   Intermountain Power Agency,
      Ser E, RB
      Callable 03/16/09 @ 100
         3.000%, 07/01/14 (B)                            9,000             9,001
                                                                 ---------------
VIRGINIA -- 2.7%
   Alexandria, Industrial Development
      Authority, Defense Analyses Project,
      Ser A, RB, AMBAC
      Pre-Refunded @ 101
         5.900%, 10/01/30 (A)                            6,000             6,515
   Rappahannock, Regional Jail Authority,
      GAN
      Callable 05/01/09 @ 100
         4.250%, 12/01/09                                1,000             1,005
   Riverside, Regional Jail Authority,
      Sub-Ser, RAN
      Callable 07/01/09 @ 100
         4.250%, 07/01/10                                2,615             2,635
                                                                 ---------------
                                                                          10,155
                                                                 ---------------
WASHINGTON -- 3.2%
   Everett, Public Facilities District
      Authority, RB
      Callable 03/05/09 @ 100
         2.200%, 04/01/36 (B)                              200               200
   King County, Ser D, GO
      Callable 04/03/09 @ 101
         5.600%, 12/01/09                                  505               510
   Pierce County, School District No. 3
      Puyallup, GO, FSA
         5.000%, 06/01/12                                6,590             7,277
   Washington State, School Districts,
      COP
         3.000%, 12/01/10                                1,625             1,669
   Washington State, Ser A, GO, FSA
         6.250%, 02/01/11                                  615               653
   Washington State, State Liquor Control
      Board Project, Ser I, COP, AMBAC
         4.750%, 01/01/10                                1,590             1,640
                                                                 ---------------
                                                                          11,949
                                                                 ---------------


        40 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
WISCONSIN -- 0.7%
   Marquette County, GO
      Callable 08/01/09 @ 100
         4.500%, 08/01/10                      $         2,630   $         2,656
                                                                 ---------------
WYOMING -- 0.4%
   Campbell County, Recreation Project,
      Recreational Project, RB
         5.000%, 06/15/10                                1,430             1,469
                                                                 ---------------
Total Municipal Bonds
   (Cost $359,008) ($ Thousands)                                         364,016
                                                                 ---------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (F)                  25,522                26
                                                                 ---------------
Total Cash Equivalent
   (Cost $26) ($ Thousands)                                                   26
                                                                 ---------------
Total Investments -- 98.1%
   (Cost $359,034) ($ Thousands)                                 $       364,042
                                                                 ===============

Percentages are based on Net Assets of $371,036 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D)  Security is escrowed to maturity.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GAN -- Grant Anticipation Note

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 41

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                   (BAR CHART)

Education                17.9%
Healthcare               17.8%
General Obligations      15.1%
Industrial Development   12.9%
Water                     6.9%
Housing                   6.8%
Transportation            6.4%
General Revenue           4.5%
Utilities                 4.4%
Power                     3.3%
Public Facilities         1.3%
Airports                  1.3%
Short Term Investment     1.2%
Nursing Homes             0.1%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 98.5%
PENNSYLVANIA -- 85.1%
   Allegheny County, Airport Authority,
      Ser B, AMT, RB, FGIC
         5.000%, 01/01/23                      $           500   $           417
   Allegheny County, Higher Education
      Building Authority, Chatham
      College Project, Ser A, RB
      Callable 03/01/12 @ 100
         5.850%, 03/01/22                                  635               539
   Allegheny County, Hospital
      Development Authority, Health
      Systems-Western Pennsylvania
      Project, Ser A, RB
         5.000%, 11/15/09                                1,000               986
   Allegheny County, Hospital
      Development Authority,
      Montefiore Hospital Project, RB
      Callable 04/03/09 @ 100
         6.875%, 07/01/09 (A)                               60                60
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center Project,
      Ser B, RB
         5.250%, 06/15/15                                1,000             1,068
   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
         4.350%, 12/01/13                                1,325             1,414
   Allegheny County, Residential Finance
      Authority, Single-Family Mortgage
      Project, Ser CC-1, RB
      Callable 04/03/09 @ 102
         5.200%, 05/01/17                                  900               920

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Allegheny County, Ser C-56, GO, FSA
         5.000%, 10/01/15                      $         1,000   $         1,147
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project, RB
         8.000%, 03/01/09 (A)                               50                50
   Bensalem Township, Water & Sewer
      Authority, RB
      Callable 04/03/09 @ 100
         6.750%, 12/01/14 (A)                               75                82
   Berks County, GO, AMBAC
         5.850%, 11/15/18                                1,000             1,216
   Cambria County, Hospital Development
      Authority, Conemaugh Valley
      Memorial Hospital Project, RB
      Callable 04/03/09 @ 100
         7.625%, 09/01/11 (A)                              114               122
   Central Dauphin County, School
      District, GO, MBIA
      Pre-Refunded @ 100
         6.000%, 02/01/19 (B)                            1,000             1,216
   Chester County, Health & Education
      Facilities Authority, Immaculata
      College Project, RB
      Callable 04/03/09 @ 100
         5.250%, 10/15/10                                  345               345
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB
      Callable 04/03/09 @ 100
         5.125%, 11/15/12 (A)                               95                95
   Delaware River, Pennsylvania &
      New Jersey Port Authority,
      Delaware Bridges Project, RB
      Callable 04/03/09 @ 100
         6.500%, 01/15/11 (A)                               70                73
   Delaware River, Toll Bridge
      Commission, RB
         5.250%, 07/01/13                                1,000             1,088
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                1,000             1,088
   Derry Township, Sanitation Sewer
      Authority, RB
      Callable 04/03/09 @ 100
         6.250%, 08/01/12 (A)                               25                27
   Dover Township, Sewer Authority, RB
      Callable 04/03/09 @ 100
         6.250%, 05/01/12 (A)                               25                27
   Erie County, Hospital Authority,
      Erie County Geriatric Project, RB
      Callable 04/03/09 @ 100
         6.250%, 07/01/11 (A)                               60                63


        42 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Hampton Township, Sanitation
      Sewer Authority, RB
      Callable 09/01/09 @ 100
         6.500%, 09/01/10 (A)                  $            35   $            38
   Horsham Township, Sewer Authority,
      RB, MBIA
      Callable 04/03/09 @ 100
         6.700%, 01/01/11 (A)                               10                11
   Lancaster County, Hospital Authority,
      Lancaster General Hospital Project,
      Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/20                                1,000               991
   Lancaster, Area Sewer Authority, RB
         6.750%, 04/01/12 (A)                                5                 5
         6.000%, 04/01/12 (A)                              190               202
   Lancaster, Parking Authority, RB
      Callable 04/03/09 @ 100
         5.750%, 01/01/12 (A)                               20                21
   Langhorne, Higher Education Authority,
      Woods Services Project, RB, Radian
      Callable 11/15/11 @ 100
         4.950%, 11/15/16                                2,485             2,194
         4.650%, 11/15/13                                  850               797
   Lower Pottsgrove Township, RB
      Callable 05/01/09 @ 100
         6.250%, 05/01/12 (A)                               40                42
   Luzerne County, Ser C, GO,
      MBIA-RE FGIC
         5.250%, 12/15/15                                1,000             1,105
   McKeesport, Area School District,
      Ser C, GO
      Callable 04/03/09 @ 100
         5.000%, 04/01/13 (A)                              370               388
   Meadville, Area Water Authority,
      RB, FSA
         5.125%, 07/01/14                                  435               500
   Mifflin County, Hospital Authority,
      RB, Radian
      Callable 01/01/11 @ 101
         5.500%, 07/01/12                                1,375             1,488
   Montgomery County, Higher Education
      & Health Authority, Arcadia
      University Project, RB, Radian
         5.000%, 04/01/15                                  500               528
   Montgomery County, Higher Education
      & Health Authority, Dickinson
      College Project, Ser FF-1, RB, CIFG
         5.000%, 05/01/16                                1,140             1,311
   Montgomery County, Industrial
      Development Authority, Montenay
      Project, Ser A, RB, MBIA
         5.250%, 11/01/14                                1,000             1,131

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Nazareth, Area School District,
      Ser A, GO, FSA
      Pre-Refunded @ 100
         5.000%, 02/15/29 (B)                  $           500   $           573
   Neshaminy, Water Reserve Authority,
      RB
      Callable 04/03/09 @ 100
         5.750%, 03/01/11 (A)                               10                10
   Northampton County, Higher Education
      Building Authority, Moravian College
      Project, RB, Radian
      Callable 07/01/09 @ 100
         5.125%, 07/01/19                                  470               471
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, RB, Radian
      Callable 01/01/13 @ 100
         5.500%, 07/01/15                                  995               944
   Northampton County, Municipal
      Authority, RB
      Callable 04/03/09 @ 100
         6.750%, 11/01/13 (A)                               20                22
   Penn State University, Ser B, RB
         5.250%, 08/15/21                                1,000             1,147
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT, RB,
      AMBAC
         5.000%, 12/01/14                                2,000             1,966
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian
      Callable 12/01/10 @ 100
         5.625%, 12/01/15                                  885               854
   Pennsylvania State, Economic
      Development Financing Authority,
      York Water Project, Ser A, AMT,
      RB, XLCA
      Callable 04/01/14 @ 100
         5.000%, 04/01/16                                1,450             1,223
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
      Callable 04/03/09 @ 100
         5.875%, 11/15/16                                   25                22
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser C, RB, MBIA
      Callable 04/03/09 @ 100
         5.875%, 11/15/18                                2,710             2,310
         5.700%, 11/15/10                                   50                49


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Pennsylvania State, Higher Educational
      Facilities Authority, Drexel
      University Project, RB
      Callable 11/01/12 @ 100
         5.500%, 05/01/13                      $         1,000   $         1,089
   Pennsylvania State, Higher Educational
      Facilities Authority, Philadelphia
      University Project, RB, Radian
      Pre-Refunded @ 100
         5.750%, 06/01/15 (B)                              660               695
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania Trustees Project,
      Ser B, RB
         5.250%, 09/01/15                                1,070             1,240
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania, Ser A, RB
         5.000%, 09/01/19                                  500               575
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      the Arts Project, RB, Radian
      Callable 03/15/10 @ 100
         5.500%, 03/15/13                                1,025             1,047
   Pennsylvania State, Housing Finance
      Agency, Ser 103, AMT, RB
      Callable 10/01/17 @ 100
         5.700%, 04/01/22                                1,860             1,971
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding
      Program, Special Tax, Special Tax,
      MBIA-RE FGIC
      Callable 06/15/09 @ 100
         5.250%, 06/15/15                                1,000             1,004
   Pennsylvania State, Ser 1, GO
      Callable 05/15/18 @ 100
         5.000%, 05/15/20                                1,000             1,111
   Pennsylvania State, Ser 2, GO
      Callable 01/01/16 @ 100
         5.000%, 01/01/19                                1,000             1,104
   Pennsylvania State, Ser 3, GO, FSA
         5.375%, 07/01/20                                1,000             1,168
   Philadelphia, Airport Authority,
      Ser B, AMT, RB, FSA
         5.000%, 06/15/17                                  500               508
   Philadelphia, Gas Works Authority,
      Ser B, RB, MBIA
         7.000%, 05/15/20 (A)                            1,000             1,217
   Philadelphia, GO, CIFG
      Callable 08/01/16 @ 100
         5.000%, 08/01/17                                1,000             1,007

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project,
      Ser A, RB, AMBAC
      Callable 04/03/09 @ 101
         5.125%, 05/15/18                      $         1,000   $         1,002
   Philadelphia, Redevelopment Authority,
      Multi-Family Housing, Woodstock
      Project, RB
      Callable 04/03/09 @ 100
         5.450%, 02/01/23                                1,165             1,167
   Philadelphia, School District,
      Ser B, GO, AMBAC
         5.000%, 04/01/13                                  500               529
   Philadelphia, Water & Wastewater
      Authority, Ser A, RB, AMBAC
         5.000%, 08/01/15                                1,000             1,108
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB
      Callable 04/03/09 @ 100
         6.625%, 10/01/12 (A)                               20                22
   Pittsburgh, Ser A, GO, AMBAC
         5.500%, 09/01/14                                1,885             2,030
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement
      Loan Project, Ser B, RB
      Callable 04/03/09 @ 101
         5.150%, 02/01/17                                  175               174
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 04/03/09 @ 101
         4.700%, 10/01/10                                   90                91
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser A, TA
      Callable 04/03/09 @ 100
         6.000%, 12/01/11 (C)                            1,800             1,820
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser B, TA
      Callable 04/03/09 @ 100
         6.250%, 03/15/15 (C)                            1,700             1,703
   Quakertown, Hospital Authority,
      Community Hospital Project, RB
         7.125%, 01/01/11 (A)                               35                38
   Reading, Area Water Authority,
      RB, FSA
      Callable 06/01/17 @ 100
         5.000%, 12/01/21                                2,080             2,232


        44 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Scranton-Lackawanna, Health &
      Welfare Authority, RB
      Callable 04/03/09 @ 100
         6.625%, 07/01/09 (A)                  $           130   $           133
   South Fayette Township,
      Sanitation Authority, RB
      Callable 04/03/09 @ 100
         6.375%, 11/01/12 (A)                               70                75
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial
      Hospital, RB
         5.625%, 07/01/10                                   10                10
   Southcentral, General Revenue
      Authority, Hanover Hospital Project,
      RB, Radian
      Callable 06/01/12 @ 100
         4.900%, 12/01/14                                  545               492
   Susquehanna Township,
      Sewer Authority, RB
      Callable 04/03/09 @ 100
         6.000%, 11/15/13 (A)                               50                55
   University of Pittsburgh, University
      Capital Project, Ser A, RB
         5.250%, 09/15/18                                1,000             1,153
   Upper Allen Township, Sewer
      Authority, RB
      Callable 04/03/09 @ 100
         5.750%, 04/01/13 (A)                              160               177
   Westmoreland County, Municipal
      Authority, Special Obligation
         9.125%, 07/01/10 (A)                               10                10
   Willistown Township, Municipal
      Sewer Authority, RB
      Callable 04/03/09 @ 100
         6.000%, 01/01/15 (A)                               15                17
   York County, Industrial Development
      Authority, York Water Project, RB
         3.750%, 06/01/10                                1,000               988
   York Township, Water & Sewer
      Authority, RB
         5.900%, 08/01/13 (A)                               90               105
                                                                 ---------------
                                                                          61,253
                                                                 ---------------
PUERTO RICO -- 13.4%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                  500               496
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                  500               466

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                      $           250   $           249
         5.000%, 12/01/13                                  880               852
         5.000%, 12/01/14                                  650               616
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser AA, RB, MBIA
         5.500%, 07/01/18                                1,100             1,060
         5.500%, 07/01/19                                1,000               958
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser K, RB
         5.000%, 07/01/13                                  480               464
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser N, RB
         5.500%, 07/01/24                                1,000               927
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB
         5.000%, 12/01/13                                  175               179
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB
         5.000%, 12/01/13 (A)                              325               364
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/16                                1,000               956
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 08/01/27 (C) (D)                        1,135             1,117
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, MBIA
         5.500%, 07/01/18                                1,000               955
                                                                 ---------------
                                                                           9,659
                                                                 ---------------
Total Municipal Bonds
   (Cost $72,082) ($ Thousands)                                           70,912
                                                                 ---------------
CASH EQUIVALENT -- 1.3%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (E)                 884,957               885
                                                                 ---------------
Total Cash Equivalent
   (Cost $885) ($ Thousands)                                                 885
                                                                 ---------------
Total Investments -- 99.8%
   (Cost $72,967) ($ Thousands)                                  $        71,797
                                                                 ===============


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 45

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2009

Description
-----------

Percentages are based on Net Assets of $71,967 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A)  Security is escrowed to maturity.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        46 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Massachusetts Municipal Bond Fund

February 28, 2009

                                   (BAR CHART)

SECTOR WEIGHTINGS*:

General Obligations      23.1%
Transportation           22.8%
Education                 9.6%
Water                     8.0%
Healthcare                6.7%
Industrial Development    6.5%
Housing                   5.2%
Pollution Control         4.5%
Short Term Investment     4.2%
General Revenue           2.9%
Public Facilities         2.9%
Power                     2.0%
Utilities                 1.6%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 95.6%
MASSACHUSETTS -- 82.1%
   Ashland, GO, AMBAC
         5.000%, 05/15/15                      $           230   $           252
   Erving, GO
         5.375%, 06/15/12                                  500               520
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
         5.250%, 02/01/15                                1,000             1,081
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.875%, 03/01/15                                  185               219
         5.500%, 03/01/12                                  500               525
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
         7.000%, 03/01/21                                  500               610
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
         7.000%, 03/01/11                                  750               829
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.250%, 07/01/30                                  500               528
         5.000%, 07/01/22                                  500               551
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
      Callable 07/01/10 @ 100
         5.750%, 07/01/13                                   45                47
   Massachusetts Bay, Transportation
      Authority, Ser B, RB
         5.250%, 07/01/21                                1,000             1,138
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
         5.500%, 07/01/18                                  245               292
         5.250%, 07/01/21                                  250               285

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Development
      Finance Agency, Babson College
      Project, Ser A, RB, MBIA
         5.000%, 10/01/17                      $           500   $           478
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
         6.000%, 08/01/11                                  210               223
   Massachusetts State, Development
      Finance Agency, Boston College
      Project, Ser P, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/19                                  250               270
   Massachusetts State, Development
      Finance Agency, Emerson College
      Project, Ser A, RB
         5.000%, 01/01/14                                1,000             1,022
   Massachusetts State, Development
      Finance Agency, Hampshire College
      Project, RB
         5.150%, 10/01/14                                  450               439
   Massachusetts State, Development
      Finance Agency, Holy Cross Project,
      Ser B, RB, AMBAC
      Callable 09/01/17 @ 100
         5.000%, 09/01/18                                  250               279
   Massachusetts State, Development
      Finance Agency, Pharmacy & Allied
      Health Sciences Project, Ser C, RB
         5.000%, 07/01/10 (A)                              175               184
   Massachusetts State, Development
      Finance Agency, Phillips Academy
      Project, RB
         5.000%, 09/01/18                                  250               290
   Massachusetts State, Development
      Finance Agency, Visual &
      Performing Arts Project, RB
         5.750%, 08/01/14                                  500               559
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
         5.000%, 07/01/10                                  250               254
   Massachusetts State, Health &
      Educational Facilities Authority,
      Harvard University Project,
      Ser A, RB
      Callable 11/15/18 @ 100
         5.250%, 11/15/21                                  500               565
   Massachusetts State, Health &
      Educational Facilities Authority,
      Harvard University Project,
      Ser N, RB
         6.250%, 04/01/20                                  500               632


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 47

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center,
      Ser C, RB, MBIA-RE FGIC
         5.000%, 08/15/15                      $         1,320   $         1,281
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital
      Project, Ser C, RB
      Callable 04/03/09 @ 100
         6.750%, 07/01/09                                   10                10
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser G, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                  200               207
   Massachusetts State, Health &
      Educational Facilities Authority, RB
         5.000%, 08/15/15                                  250               279
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser M, RB
         5.250%, 07/01/29                                  500               543
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser J, RB
         5.500%, 08/15/15                                  300               348
   Massachusetts State, Housing
      Finance Agency, Ser D, AMT, RB
      Callable 12/01/09 @ 100
         3.900%, 12/01/17 (B) (C)                        1,000             1,014
   Massachusetts State, Housing
      Finance Agency, Ser E, AMT, RB
      Callable 12/01/14 @ 100
         5.000%, 12/01/28                                  250               223
   Massachusetts State, Housing
      Finance Agency, Single Family
      Housing Project, Ser III, AMT, RB
      Callable 06/01/13 @ 100
         4.200%, 12/01/14 (B)                              565               555
   Massachusetts State, Industrial
      Finance Agency, Boston Edison
      Project, Ser A, RB
      Callable 04/03/09 @ 100
         5.750%, 02/01/14                                  925               923
   Massachusetts State, Port Authority,
      Bosfuel Project, AMT, RB,
      MBIA-RE FGIC
         5.000%, 07/01/16                                  750               750
   Massachusetts State, Port Authority,
      Ser C, AMT, RB, FSA
         5.000%, 07/01/15                                1,150             1,212

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Massachusetts State, Ser A, GO
         5.250%, 08/01/22                      $           300   $           338
   Massachusetts State, Ser A, GO, FSA
         5.250%, 08/01/20                                  500               577
   Massachusetts State, Ser B, GO, FSA
         5.250%, 09/01/21                                  500               571
   Massachusetts State, Ser C, GO, MBIA
         5.500%, 12/01/20                                  750               878
   Massachusetts State, Ser D, GO
         5.500%, 10/01/16                                  200               236
         5.000%, 08/01/16                                  250               286
   Massachusetts State, Ser D, GO, MBIA
         5.500%, 11/01/15                                  500               586
   Massachusetts State, Ser E, GO,
      AMBAC
      Pre-Refunded @ 100
         5.000%, 11/01/23 (D)                              250               291
   Massachusetts State, Water Pollution
      Abatement Authority, MWRA
      Program, Sub-Ser A, RB
         6.000%, 08/01/19                                  500               618
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser 8, RB
      Callable 08/01/12 @ 100
         5.250%, 08/01/13                                    5                 5
   Massachusetts State, Water Pollution
      Abatement Authority, RB
         5.250%, 08/01/29                                  500               529
         5.000%, 08/01/20                                  500               566
   Massachusetts State, Water Pollution
      Abatement Authority, Ser A, RB
         5.250%, 08/01/19                                  350               410
   Massachusetts State, Water Resources
      Authority, Ser A, RB
         5.000%, 08/01/15                                  500               569
   Massachusetts State, Water Resources
      Authority, Ser B, RB, FSA
         5.250%, 08/01/23                                  500               557
   Massachusetts State, Water Resources
      Authority, Ser C, RB
         6.000%, 12/01/11                                  105               112
   Springfield, Municipal Purpose Loan,
      GO, MBIA
         5.250%, 08/01/15                                1,000             1,104
   Springfield, Water & Sewer Authority,
      Ser A, RB, AMBAC
      Callable 07/15/16 @ 100
         5.000%, 07/15/17                                  500               550
                                                                 ---------------
                                                                          28,200
                                                                 ---------------


        48 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
PUERTO RICO -- 13.1%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser LL, RB, MBIA
         5.500%, 07/01/18                      $           250   $           247
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                  250               248
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, FSA
         5.000%, 07/01/14                                  200               206
   Puerto Rico Commonwealth, GO
         6.500%, 07/01/13                                  250               257
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/14                                  250               237
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser CC, RB
         5.000%, 07/01/14                                  300               286
         5.000%, 07/01/16                                  500               464
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser Y, RB, MBIA
         6.250%, 07/01/14                                    5                 5
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser Y, RB, MBIA
         6.250%, 07/01/14 (A)                               45                54
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Special Tax, Ser C, Special Tax,
      AMBAC
         5.500%, 07/01/16                                  250               244
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                  500               501
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (B)                              250               242
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 08/01/27 (B) (E)                          550               541
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
         5.250%, 07/01/15                                  750               709

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 07/01/30 (B)                  $           250   $           242
                                                                 ---------------
                                                                           4,483
                                                                 ---------------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Finance
      Authority, Gross Receipts Taxes,
      Ser A, RB
         5.625%, 10/01/10                                  150               153
                                                                 ---------------
Total Municipal Bonds
   (Cost $32,719) ($ Thousands)                                           32,836
                                                                 ---------------
CASH EQUIVALENT -- 4.2%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (F)               1,446,372             1,446
                                                                 ---------------
Total Cash Equivalent
   (Cost $1,446) ($ Thousands)                                             1,446
                                                                 ---------------
Total Investments -- 99.8%
   (Cost $34,165) ($ Thousands)                                  $        34,282
                                                                 ===============

Percentages are based on Net Assets of $34,335 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A)  Security is escrowed to maturity.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Step Bonds -- The rate reflecte don the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(D) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 49

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Transportation           29.7%
Education                24.5%
Industrial Development   13.2%
Healthcare                8.7%
General Obligations       6.8%
Utilities                 5.0%
Water                     4.2%
General Revenue           3.3%
Power                     2.4%
Public Facilities         1.4%
Pollution Control         0.7%
Short Term Investment     0.1%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
------------                                   ---------------   ---------------
MUNICIPAL BONDS -- 97.7%
NEW JERSEY -- 85.4%
   Atlantic County, Public Facilities Lease
      Agreement, COP, MBIA-RE FGIC
         6.000%, 03/01/13                      $         1,000   $         1,123
   Burlington County, Bridge Authority,
      Government Loan Program, RB
      Callable 10/15/12 @ 100
         5.000%, 10/15/13                                1,290             1,411
   Camden County, Municipal Utilities
      Authority, County Agreement Project,
      Ser B, RB, MBIA-RE FGIC
         5.000%, 07/15/15                                1,750             1,896
   Cumberland County, Improvement
      Authority, County Guaranteed
      Project, RB, MBIA
         5.000%, 01/01/13                                  500               538
   East Orange, Ser A, GO, FSA
         5.000%, 08/01/12                                1,185             1,246
   Freehold, Regional High School
      District, GO, MBIA-RE FGIC
         5.000%, 03/01/15                                1,280             1,440
   Garden State, Preservation Trust,
      Ser C, RB, FSA
         5.125%, 11/01/16                                1,000             1,149
   Lacey, Municipal Utilities Authority,
      RB, AMBAC
      Callable 12/01/17 @ 100
         5.000%, 12/01/19                                  550               608
   Lafayette Yard, Community
      Development Authority, Trenton
      Hotel/Conference Center Project,
      RB, MBIA
      Pre-Refunded @ 101
         6.125%, 04/01/16 (A)                              500               534
         5.250%, 04/01/12 (A)                              540               572

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
------------                                   ---------------   ---------------
   New Jersey State, Casino Reinvestment
      Development Authority, Ser A,
      RB, MBIA
         5.000%, 06/01/14                      $         3,000   $         3,109
   New Jersey State, Economic
      Development Authority, Masonic
      Charity Foundation Project, RB
      Callable 06/01/11 @ 102
         5.000%, 06/01/12                                  890               888
   New Jersey State, Economic
      Development Authority, Motor
      Vehicle Surcharge Revenue Project,
      Ser A, RB, MBIA
      Callable 07/01/14 @ 100
         5.250%, 07/01/15                                2,000             2,130
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      Pre-Refunded @ 100
         5.250%, 09/01/24 (A)                            1,275             1,467
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser K, RB, AMBAC
      Callable 12/15/15 @ 100
         5.250%, 12/15/16                                1,485             1,643
   New Jersey State, Educational Facilities
      Authority, College of New Jersey
      Project, Ser D, RB, FSA
      Callable 07/01/18 @ 100
         5.000%, 07/01/23                                2,695             2,813
   New Jersey State, Educational Facilities
      Authority, Fairleigh Dickinson
      Project, Ser C, RB
         6.000%, 07/01/12                                1,670             1,665
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser E, RB
         5.000%, 07/01/15                                2,500             2,842
   New Jersey State, Educational Facilities
      Authority, Ramapo College Project,
      Ser I, RB, AMBAC
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                1,620             1,824
   New Jersey State, Educational Facilities
      Authority, Rowan University Project,
      Ser I, RB, FGIC
      Pre-Refunded @ 100
         5.125%, 07/01/30 (A)                            1,500             1,703
   New Jersey State, Environmental
      Infrastructure Trust, Ser A, RB
         5.000%, 09/01/20                                1,220             1,386


        50 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New Jersey State, Health Care Facilities
      Financing Authority, Atlantic Care
      Regional Medical Center Project, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                      $         2,000   $         1,894
   New Jersey State, Health Care Facilities
      Financing Authority, Burdette Tomlin
      Memorial Hospital Project, RB
      Callable 07/01/09 @ 101
         5.250%, 07/01/11                                  535               541
   New Jersey State, Health Care Facilities
      Financing Authority, Children's
      Specialized Hospital Project,
      Ser A, RB
      Callable 07/01/15 @ 100
         5.000%, 07/01/18                                  200               170
   New Jersey State, Health Care Facilities
      Financing Authority, Children's
      Specialized Hospital Project,
      Ser A, RB
         5.000%, 07/01/12                                  400               389
         5.000%, 07/01/14                                  510               483
   New Jersey State, Health Care Facilities
      Financing Authority, RWJ Health
      Care Corporation Project, Ser B,
      RB, Radian
         5.000%, 07/01/13                                1,000               973
         5.000%, 07/01/14                                  570               545
   New Jersey State, Health Care Facilities
      Financing Authority, South Jersey
      Hospital Project, RB
      Callable 07/01/16 @ 100
         5.000%, 07/01/17                                1,875             1,812
   New Jersey State, Ser H, GO, FSA
         5.250%, 07/01/15                                1,485             1,715
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B, COP,
      AMBAC
         5.500%, 09/15/11                                3,450             3,682
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, MBIA
         5.250%, 12/15/21                                1,615             1,765
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB
         5.000%, 06/15/10 (B)                              165               174
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, FSA
         5.500%, 12/15/16                                3,000             3,447

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB, FGIC
      Pre-Refunded @ 100
         5.250%, 06/15/16 (A)                  $         1,165   $         1,362
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB,
      MBIA
         5.250%, 06/15/13 (B)                            3,000             3,424
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser D,
      RB, AMBAC
      Pre-Refunded @ 100
         5.000%, 06/15/17 (A)                            2,115             2,442
   Ocean County, Waste Utilities
      Authority, RB
         5.250%, 01/01/10                                  665               672
   Passaic Valley, Sewer Authority,
      Ser F, RB, MBIA-RE FGIC
         5.000%, 12/01/12                                1,270             1,341
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
         5.400%, 02/15/13                                  475               493
         5.300%, 02/15/12                                  450               467
   Rutgers University, Ser F, RB
      Callable 05/01/19 @ 100
         5.000%, 05/01/21                                1,040             1,129
         5.000%, 05/01/22                                1,000             1,070
   Southeast Morris County, Municipal
      Utilities Authority, RB, MBIA
      Callable 01/01/11 @ 100
         5.000%, 01/01/13                                1,215             1,269
   Trenton, GO, MBIA
         5.000%, 12/01/11                                1,360             1,419
   West Windsor Plainsboro, Regional
      School District, GO, FSA
         5.000%, 12/01/12                                1,100             1,221
         5.000%, 09/15/15                                  540               614
         5.000%, 09/15/16                                1,075             1,235
         5.000%, 09/15/17                                  635               733
                                                                 ---------------
                                                                          68,468
                                                                 ---------------
NEW YORK -- 4.1%
   New York & New Jersey, Port Authority,
      One Hundred Forty Eighth Project,
      RB, FSA
      Callable 08/15/17 @ 100
         5.000%, 08/15/19                                3,000             3,310
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 51

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 28, 2009

                                                 Face Amount
                                                ($ Thousands)/     Market Value
Description                                        Shares         ($ Thousands)
-----------                                    ---------------   ---------------
PENNSYLVANIA -- 3.3%
   Delaware River, Joint Toll Bridge
      Commission, Ser A, RB, MBIA
         5.500%, 07/01/18                      $         1,500   $         1,766
         5.000%, 07/01/16                                  730               831
                                                                 ---------------
                                                                           2,597
                                                                 ---------------
PUERTO RICO -- 4.9%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser JJ, RB, XLCA
         5.375%, 07/01/17                                1,000               976
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                1,000               933
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser E, RB, FSA
         5.500%, 07/01/12                                1,015             1,059
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, MBIA
         5.500%, 07/01/18                                1,000               955
                                                                 ---------------
                                                                           3,923
                                                                 ---------------
Total Municipal Bonds
   (Cost $76,828) ($ Thousands)                                           78,298
                                                                 ---------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (C)                  78,864                79
                                                                 ---------------
Total Cash Equivalent
   (Cost $79) ($ Thousands)                                                   79
                                                                 ---------------
Total Investments -- 97.8%
   (Cost $76,907) ($ Thousands)+                                 $        78,377
                                                                 ===============

Description
-----------

Percentages are based on Net Assets of $80,144 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(B)  Security is escrowed to maturity.

(C)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        52 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

New York Municipal Bond Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Transportation           24.4%
Education                19.8%
General Obligations      12.8%
General Revenue          11.6%
Industrial Development    9.1%
Housing                   5.7%
Water                     4.6%
Healthcare                4.2%
Power                     3.6%
Public Facilities         2.8%
Pollution Control         1.2%
Short Term Investment     0.2%

*Percentages based on total investments

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 99.0%
NEW YORK -- 84.9%
   Amherst, Industrial Development
      Agency, Mandatory Tender,
      Ser A, RB, Radian
         4.200%, 10/01/31 (A)                  $           475   $           476
   Dutchess County, Industrial
      Development Agency, Bard College
      Civic Facilities Project, Ser A-1, RB
         5.000%, 08/01/17                                  500               535
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB
      Callable 12/01/09 @ 100
         5.450%, 12/01/29 (A)                            1,500             1,541
   Erie County, Water Authority, RB
         5.000%, 12/01/16                                1,000             1,139
   Islip, Resource Recovery Agency,
      Ser F, AMT, RB, FSA
         5.000%, 07/01/12                                1,000             1,036
   Long Island, Power Authority,
      Ser E, RB, MBIA
      Callable 12/01/16 @ 100
         5.000%, 12/01/18                                1,000             1,060
   Long Island, Power Authority,
      Ser E, RB, MBIA-RE FGIC
      Callable 12/01/16 @ 100
         5.000%, 12/01/17                                  500               536
   Long Island, Power Authority,
      Ser F, RB, MBIA
         5.000%, 05/01/15                                1,000             1,085
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/13                                1,000             1,082
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/14                                1,290             1,370

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA-RE FGIC
      Callable 11/15/11 @ 100
         5.250%, 11/15/12                      $         1,000   $         1,079
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA-RE FGIC
      Callable 11/15/17 @ 100
         5.000%, 11/15/18                                1,000             1,074
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                1,000             1,079
   Metropolitan New York, Transportation
      Authority, Ser C, RB, AMBAC
         5.000%, 11/15/13                                1,000             1,105
   Mount Sinai, Free School District, GO,
      AMBAC
         6.200%, 02/15/14                                  500               578
   Nassau County, Healthcare Facilities
      Authority, RB, FSA
      Pre-Refunded @ 102
         6.000%, 08/01/11 (B)                              750               781
   Nassau County, Interim Finance
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/14                                  500               563
   Nassau County, Interim Finance
      Authority, Ser A-1, RB, AMBAC
      Callable 11/15/11 @ 100
         5.375%, 11/15/14                                   75                81
   Nassau County, Ser A, GO,
      MBIA-RE FGIC
         6.000%, 07/01/10                                  100               106
   New York & New Jersey, Port Authority,
      JFK International Airport Terminal
      Project, Ser 6, AMT, RB, MBIA
         6.250%, 12/01/09                                  500               507
   New York & New Jersey, Port Authority,
      One Hundred Thirty Ninth Project,
      AMT, RB, MBIA-RE FGIC
         5.000%, 10/01/13                                1,000             1,059
   New York & New Jersey, Port Authority,
      Ser 131, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                                1,500             1,611
   New York & New Jersey, Port Authority,
      Ser 85, RB, AMBAC
         5.200%, 09/01/15                                1,215             1,404
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, MBIA-RE FGIC
      Callable 07/01/15 @ 100
         5.000%, 07/01/16                                1,975             2,160


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, MBIA-RE FGIC
         5.000%, 07/01/12                      $         1,000   $         1,099
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                1,000             1,014
         5.000%, 01/01/10                                  750               766
   New York City, Ser C, GO
         5.000%, 08/01/13                                  500               538
   New York City, Ser C, GO, CIFG
         5.000%, 08/01/14                                1,500             1,604
   New York City, Ser C, GO, MBIA
         5.000%, 08/01/15                                  750               800
   New York City, Ser G, GO
         5.000%, 08/01/15                                  705               752
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
         5.000%, 08/01/17                                  725               764
   New York City, Ser H, GO
         5.000%, 08/01/13                                  840               905
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                  750               794
   New York City, Ser H, GO, FGIC
         6.000%, 08/01/12                                  750               830
   New York City, Ser I, GO, MBIA
      Callable 08/01/14 @ 100
         5.000%, 08/01/17                                  500               522
   New York City, Sub-Ser F-1, GO
         5.000%, 09/01/13                                  750               808
   New York City, Sub-Ser J, GO
      Callable 06/01/16 @ 100
         5.000%, 06/01/17                                  300               317
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100
         5.500%, 11/01/26 (A) (C)                          750               794
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100
         5.250%, 02/01/29 (A) (C)                          750               780
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Sub-Ser D-2, RB
      Callable 05/01/14 @ 100
         5.000%, 11/01/14                                1,000             1,112
   New York City, Transitional Finance
      Authority, Ser S-1, RB, MBIA-RE
      FGIC
         5.000%, 07/15/16                                  350               395

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York City, Transportation Authority,
      Livingston Plaza Project, RB, FSA
         5.400%, 01/01/18 (D)                  $           105   $           121
   New York Local Government
      Assistance, Ser E, RB
         6.000%, 04/01/14                                1,040             1,166
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
         5.750%, 07/01/12                                1,000             1,058
   New York State, Dormitory Authority,
      Columbia University, Ser A, RB
      Callable 07/01/16 @ 100
         5.000%, 07/01/20                                1,000             1,099
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         5.000%, 03/15/14                                1,000             1,114
   New York State, Dormitory Authority,
      Health Quest Systems Project,
      Ser B, RB
         5.000%, 07/01/15                                  740               817
         5.000%, 07/01/16                                  655               724
   New York State, Dormitory Authority,
      Interfaith Medical Center Project, RB
         5.000%, 02/15/18                                1,000             1,027
   New York State, Dormitory Authority,
      Manhattan College Project, RB,
      Radian
         5.500%, 07/01/11                                  900               918
   New York State, Dormitory Authority,
      Mental Health Project, RB, FSA
      Callable 02/15/15 @ 100
         5.000%, 02/15/16                                1,500             1,617
   New York State, Dormitory Authority,
      Mental Health Project, Ser G, RB,
      AMBAC
         5.250%, 08/15/09                                  385               392
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser C, RB,
      MBIA-RE FGIC
         5.000%, 02/15/13                                  800               860
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D,
      RB, FSA
         5.250%, 08/15/18                                1,000             1,120
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D, RB,
      MBIA-RE FGIC
      Callable 02/15/15 @ 100
         5.000%, 08/15/19                                1,000             1,042


        54 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
         6.500%, 08/15/09                      $           400   $           409
   New York State, Dormitory Authority,
      Montefiore Medical Center Project,
      RB, MBIA-RE FGIC
         5.000%, 02/01/13                                  500               547
   New York State, Dormitory Authority,
      New York State Department of
      Health Project, RB
         5.250%, 07/01/13                                  500               544
   New York State, Dormitory Authority,
      New York University Project,
      Ser A, RB, MBIA
         6.000%, 07/01/19                                  100               120
   New York State, Dormitory Authority,
      New York University Project,
      Ser B, RB
         5.000%, 07/01/16                                  500               566
   New York State, Dormitory Authority,
      Rochester Institute of Technology
      Project, Ser A, RB, AMBAC
         5.000%, 07/01/12                                1,000             1,106
         5.000%, 07/01/13                                1,000             1,115
   New York State, Dormitory Authority,
      Ser B, RB, AMBAC
         5.500%, 03/15/24                                1,000             1,128
   New York State, Dormitory Authority,
      Ser B, RB, XLCA
         5.250%, 07/01/32 (A)                            1,750             1,832
   New York State, Dormitory Authority,
      Siena College Project, RB, MBIA
         5.000%, 07/01/16                                  500               545
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB
         5.500%, 05/15/13                                  810               895
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, AMBAC
         5.250%, 05/15/15                                1,170             1,291
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, FGIC
         7.500%, 05/15/13                                  600               717
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/09                                    5                 5
         5.750%, 06/15/10                                   35                37

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/09 (D)                  $            40   $            41
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser 2, RB
         5.750%, 06/15/12                                  105               119
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water Project, Ser A, RB
      Callable 06/15/18 @ 100
         5.000%, 06/15/24                                1,500             1,571
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water Project, Ser E, RB
         5.000%, 06/15/14                                  750               847
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      Ser B, RB
         5.000%, 11/15/16                                1,000             1,152
   New York State, Environmental
      Facilities Authority, Ser A, RB,
      MBIA-RE FGIC
         5.250%, 12/15/13                                1,000             1,132
   New York State, Environmental
      Facilities Authority, State Water
      Project, Ser A, RB
         5.750%, 06/15/09 (D)                                5                 5
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 98, RB
      Callable 04/01/11 @ 100
         5.050%, 10/01/17                                  825               830
   New York State, Mortgage Agency,
      Ser 26, RB
      Callable 07/01/10 @ 100
         5.350%, 10/01/16                                   60                60
   New York State, Sales Tax Asset
      Receivables Project, Ser A, RB,
      MBIA
      Callable 10/15/14 @ 100
         5.000%, 10/15/17                                1,000             1,117
   New York State, Thruway & Highway
      Board, Ser B, RB, FSA
         5.000%, 04/01/14                                1,000             1,110
         5.000%, 04/01/15                                1,000             1,116
   New York State, Thruway & Highway
      Board, Ser B, RB, MBIA-RE FGIC
      Callable 10/01/15 @ 100
         5.000%, 04/01/16                                1,000             1,091


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 55

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2009

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New York State, Thruway Authority,
      Ser B, RB
      Callable 10/01/18 @ 100
         5.000%, 04/01/20                      $         1,000   $         1,074
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         5.000%, 01/01/15                                  635               700
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
         5.000%, 03/15/14                                1,000             1,106
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser SR, RB
         5.500%, 01/01/12 (D)                              330               354
   New York State, Triborough Bridge &
      Tunnel Authority, RB, MBIA
         5.500%, 11/15/20                                  750               854
   New York State, Triborough Bridge &
      Tunnel Authority, Ser C, RB
         5.000%, 11/15/15                                1,000             1,130
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB
         5.000%, 12/15/16                                  250               284
         5.000%, 12/15/17                                1,000             1,137
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB, AMBAC
         5.000%, 12/15/15                                1,000             1,126
   New York State, Urban Development
      Authority, Ser A, RB
         5.000%, 01/01/17                                  450               462
   New York State, Urban Development
      Authority, Service Contract,
      RB, FSA
         5.000%, 01/01/15                                  500               561
   New York State, Urban Development
      Authority, Service Contract,
      Ser A, RB
         5.000%, 01/01/15                                  500               541
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute
      Project, Ser A, RB
         5.500%, 09/01/10                                  400               420
   TSASC, Ser 1, RB
      Callable 06/01/16 @ 100
         4.750%, 06/01/22                                2,785             2,106
   Westchester County, Ser C, GO
         5.000%, 11/01/17                                1,000             1,164
   Yonkers, Ser A, GO, FSA
         5.000%, 05/01/17                                  500               544

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Yonkers, Ser A, GO, MBIA
         5.000%, 08/01/13                      $         1,500   $         1,572
                                                                 ---------------
                                                                          86,899
                                                                 ---------------
PUERTO RICO -- 13.9%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                  500               496
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                  500               466
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                                  500               498
         5.000%, 12/01/15                                  750               701
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, RB, FSA
         5.500%, 07/01/25                                1,740             1,824
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
         5.000%, 07/01/16                                2,100             1,949
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser E, RB, FSA
         5.500%, 07/01/19                                  750               795
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
         6.250%, 07/01/14 (D)                              115               139
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
         6.250%, 07/01/14                                   10                10
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program, RB
         5.000%, 12/01/13 (D)                              985             1,104
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program, RB
         5.000%, 12/01/13                                  515               528
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Special Tax, Ser C, Special Tax,
      AMBAC
         5.500%, 07/01/16                                  500               488
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                  250               250


        56 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (A)                  $         1,000   $           968
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser N, RB
         5.250%, 07/01/17                                  765               713
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 08/01/27 (A) (E)                        2,350             2,312
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 07/01/30 (A)                            1,000               968
                                                                 ---------------
                                                                          14,209
                                                                 ---------------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands, Public Finance
      Authority, Gross Receipts Taxes,
      Ser A, RB
         5.625%, 10/01/10                                  150               153
                                                                 ---------------
Total Municipal Bonds
   (Cost $100,583) ($ Thousands)                                         101,261
                                                                 ---------------
CASH EQUIVALENT -- 0.2%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (F)                 232,030               232
                                                                 ---------------
Total Cash Equivalent
   (Cost $232) ($ Thousands)                                                 232
                                                                 ---------------
Total Investments -- 99.2%
   (Cost $100,815) ($ Thousands)                                 $       101,493
                                                                 ===============

Description
-----------

Percentages are based on Net Assets of $102,319 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(D)  Security is escrowed to maturity.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 57

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Education                28.1%
General Obligations      16.5%
Industrial Development   12.5%
Power                     8.1%
General Revenue           7.8%
Short Term Investment     6.9%
Public Facilities         4.6%
Transportation            4.0%
Utilities                 3.5%
Healthcare                2.8%
Water                     2.2%
Airports                  1.9%
Tax Exempt Corporate      1.1%

*Percentages based on total investments.

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 92.7%
CALIFORNIA -- 88.5%
   Antelope Valley, Community College
      District, Election 2004, Ser C,
      GO, MBIA
      Callable 08/01/17 @ 100
         5.000%, 08/01/24                      $         1,000   $         1,026
   Bay Area Toll Authority, Ser F, RB
      Callable 04/01/17 @ 100
         5.000%, 04/01/23                                2,000             2,086
   California State University,
      Ser A, RB, FSA
         5.000%, 11/01/16                                1,235             1,392
   California State, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
         5.000%, 03/01/15                                1,385             1,390
   California State, Communities
      Development Authority, Huntington
      Memorial Hospital Project, RB
         5.000%, 07/01/15                                2,860             2,895
   California State, Communities
      Development Authority, LA Jewish
      Home Project, RB
      Callable 11/15/10 @ 100
         4.500%, 11/15/13                                3,000             3,039
   California State, Communities
      Development Authority, Redlands
      Community Hospital Project,
      Ser A, RB, Radian
         5.000%, 04/01/14                                1,000               923
   California State, Communities
      Development Authority, St. Joseph
      Project, RB, FSA
         5.000%, 07/01/14                                1,000             1,059

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   California State, Department of
      Water Resources & Power,
      Power Supply Project, Ser H, RB
         5.000%, 05/01/17                      $         3,125   $         3,469
   California State, Department of
      Water Resources & Power,
      Ser Y, RB, FGIC
      Pre-Refunded @ 100
         5.250%, 12/01/19 (A)                               30                34
   California State, Educational Facilities
      Authority, Santa Clara University
      Project, RB, AMBAC
         5.250%, 09/01/19                                1,250             1,410
   California State, Efficiency Financing
      Authority, Capital Improvements
      Program, COP, AMBAC
         6.000%, 04/01/09 (B)                               80                80
   California State, GO
         5.250%, 02/01/18                                2,000             2,150
         5.000%, 10/01/16                                3,225             3,443
   California State, GO
      Callable 03/01/16 @ 100
         5.000%, 03/01/20                                5,000             5,095
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
         5.000%, 11/15/14                                1,000             1,047
   California State, Public Works Board,
      California State University Project,
      Ser A, RB, MBIA-RE FGIC
         5.250%, 10/01/17                                1,380             1,491
   California State, Public Works Board,
      Department of General Services -
      Butterfield Street Project, Ser A, RB
         5.000%, 06/01/15                                1,000             1,038
   California State, Public Works Board,
      Department of General Services
      Project, Ser A, RB, FSA
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                1,560             1,641
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100
         5.375%, 09/01/13 (A)                            1,000             1,130
   California State, Various Purposes, GO
         5.000%, 03/01/15                                7,000             7,485
   California State, Various Purposes, GO,
      FSA
         5.000%, 09/01/16                                2,000             2,171
   Corona-Norca, Unified School District,
      Ser B, GO, FSA
         8.889%, 09/01/13 (C)                            1,000               873
         8.660%, 09/01/12 (C)                            1,005               915


        58 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Del Mar, Race Track Authority, RB
         5.000%, 08/15/10                      $           700   $           697
   Evergreen, Elementary School District,
      GO, MBIA
      Callable 09/01/14 @ 100
         5.000%, 09/01/22                                2,270             2,353
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
      Callable 10/01/09 @ 101
         5.200%, 10/01/10                                1,615             1,647
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
         5.100%, 10/01/09                                  360               366
   Fremont, Union High School District,
      GO, MBIA-RE FGIC
      Callable 09/01/15 @ 100
         5.000%, 09/01/20                                2,000             2,142
   Fremont, Union High School District,
      GO, MBIA-RE FGIC
         5.000%, 09/01/13                                2,325             2,616
   Fresno, Joint Powers Financing
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
         5.500%, 08/01/15                                1,445             1,476
   Golden West Schools, Financing
      Authority, Placentia-Yorba Linda
      University Project, RB, AMBAC
         5.500%, 08/01/21                                1,500             1,703
   Hacienda La Puente, Ser A, GO, MBIA
         8.468%, 08/01/15 (C)                            1,200               939
   Imperial, District Irrigation & Electric
      Authority, RB
         5.000%, 11/01/15                                1,000             1,104
   Intermodal Container Transfer Facility,
      Joint Powers Authority, Ser A,
      RB, AMBAC
         5.000%, 11/01/10                                1,465             1,539
   Loma Linda, University Medical
      Center Project, Ser A, RB
         5.000%, 12/01/15                                1,575             1,402
   Los Angeles Community College
      District, Ser A, GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/20                                1,500             1,601
   Los Angeles, Department of Airports,
      Los Angeles International Airport
      Project, Ser C, RB
         5.000%, 05/15/17                                1,200             1,327

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Los Angeles, Ser A, GO, MBIA
         5.250%, 09/01/13                      $         1,180   $         1,333
   Los Angeles, Sonnenblick Del Rio
      Project, COP, AMBAC
         5.375%, 11/01/10                                  890               943
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/14 @ 100
         5.000%, 07/01/16                                1,500             1,610
   M-S-R, Public Power Agency,
      Ser K, RB, MBIA
         5.000%, 07/01/13                                2,600             2,854
   North Orange County, Community
      College District, Election 2002,
      Ser B, GO, FGIC
      Pre-Refunded @ 100
         5.000%, 08/01/17 (A)                            1,250             1,434
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
         5.000%, 08/01/11                                1,270             1,342
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/16                                1,195             1,342
   Rancho Cucamonga, Redevelopment
      Agency, Rancho Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
         5.000%, 09/01/15                                2,000             2,038
   Rancho Mirage, Joint Power Authority,
      Eisenhower Medical Center Project,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                                1,000               897
   Rancho Santiago, Community College
      District, GO, FSA
         5.250%, 09/01/17                                3,325             3,885
   Rancho, Water District Financing
      Authority, Ser A, RB, FSA
      Callable 08/01/18 @ 100
         5.000%, 08/01/21                                1,385             1,467
   Redwood City, Elementary School
      District, GO, MBIA-RE FGIC
         5.000%, 08/01/15                                2,275             2,572
   Riverside, Community College District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                                1,700             1,857
   Riverside, Public Financing Authority,
      COP
         5.400%, 05/15/09                                1,030             1,026


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 59

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

February 28, 2009

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Sacramento, Municipal Utilities
      Authority, Ser S, RB, MBIA
         5.000%, 11/15/13                      $         1,400   $         1,521
   San Buenaventura, Ser B, COP,
      AMBAC
         5.000%, 01/01/12                                1,455             1,574
   San Diego, Burnham Institution for
      Medical Research Project, COP
      Callable 09/01/15 @ 102
         5.000%, 09/01/16                                  575               500
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
         5.450%, 09/01/09                                  175               177
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, TA, XLCA
         5.000%, 09/01/13                                1,300             1,358
   San Francisco City & County,
      Airports Commission, Ser 2, RB,
      MBIA-RE FGIC
         5.000%, 05/01/12                                1,555             1,674
   San Francisco, Bay Area Toll Authority,
      Ser F, RB
         5.000%, 04/01/13                                1,000             1,106
   San Francisco, State Building Authority,
      California State & San Francisco
      Civic Center Project, Ser A, RB,
      MBIA-RE FGIC
      Callable 12/01/15 @ 100
         5.000%, 12/01/16                                3,500             3,677
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
         5.500%, 11/15/13                                1,000             1,123
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
         5.000%, 08/01/21                                5,000             4,612
   Santa Fe Springs, Community
      Development Commission,
      Construction Redevelopment
      Project, Ser A, TA, MBIA
         5.000%, 09/01/15                                2,585             2,854
   Santa Rosa, Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 09/01/16                                2,000             2,224
   South San Francisco, School District,
      RB, MBIA
         5.000%, 09/15/17                                1,070             1,201
   Southern California Public Power
      Authority, Ser A, RB, FSA
         5.000%, 01/01/15                                1,750             1,946

                                                 Face Amount      Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Stockton, Essential Services Building,
      Parking Facility Project, COP
         5.000%, 08/01/09 (B)                  $           280   $           285
   Tulare, Local Health Care Authority, RB
         5.000%, 11/01/15                                  525               473
         5.000%, 11/01/16                                  550               487
   Turlock, Public Financing Authority, RB
      Callable 05/01/18 @ 100
         4.000%, 05/01/23                                2,105             1,993
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/16                                1,000             1,107
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
         5.000%, 05/15/13                                2,000             2,217
   University of California, Ser K, RB,
      MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/20                                5,790             6,196
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100
         5.250%, 01/01/16 (A)                            1,000             1,155
         5.250%, 01/01/22 (A)                            1,500             1,732
   Val Verde, Unified School District,
      COP, FGIC
         5.000%, 01/01/14 (B)                              500               564
   Whittier, High School District,
      GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/20                                1,485             1,549
                                                                 ---------------
                                                                         136,099
                                                                 ---------------
PUERTO RICO -- 4.2%
   Puerto Rico Commonwealth, Electric
      Power Authority, RB, MBIA
         5.000%, 07/01/20                                1,700             1,605
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser K, RB
      Pre-Refunded @ 100
         5.000%, 07/01/40 (A)                            1,210             1,402
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser X,
      RB, FSA
         5.500%, 07/01/15                                1,490             1,553
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB, CIFG
         5.500%, 07/01/16                                1,000               960


        60 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Puerto Rico Commonwealth, Public
      Improvement Project, GO, MBIA
         5.250%, 07/01/15                      $         1,000   $           958
                                                                 ---------------
                                                                           6,478
                                                                 ---------------
Total Municipal Bonds
   (Cost $141,432) ($ Thousands)                                         142,577
                                                                 ---------------
TAX EXEMPT CORPORATE BOND -- 1.1%
CALIFORNIA -- 1.1%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                                2,000             1,653
                                                                 ---------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                             1,653
                                                                 ---------------
CASH EQUIVALENT -- 6.9%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (D)              10,731,194            10,731
                                                                 ---------------
Total Cash Equivalent
   (Cost $10,731) ($ Thousands)                                           10,731
                                                                 ---------------
Total Investments -- 100.7%
   (Cost $154,163) ($ Thousands)                                 $       154,961
                                                                 ===============

Percentages are based on Net Assets of $153,886 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(B)  Security is escrowed to maturity.

(C) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(D)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 61

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Preferred Stock          20.5%
Healthcare               17.8%
Short Term Investment    13.1%
Industrial Development    6.1%
Corporate Bonds           5.9%
General Revenue           5.8%
Education                 4.9%
Utilities                 4.9%
General Obligations       4.5%
Transportation            4.2%
Pollution Control         3.7%
Power                     3.4%
Airports                  2.3%
Public Facilities         1.6%
Water                     0.8%
Housing                   0.5%

*Percentages based on total investments.

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 59.2%
ALABAMA -- 1.4%
   Colbert County, Northwest Alabama
      Health Care Authority, RB
      Callable 06/01/13 @ 101
         5.750%, 06/01/27                      $           800   $           635
   Montgomery, Medical Clinic
      Board, Jackson Hospital &
      Clinic Project, RB
      Callable 03/01/16 @ 100
         5.250%, 03/01/36                                  750               525
   Tuscaloosa, Educational Building
      Authority, Stillman College Project,
      Ser A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/26                                  500               347
                                                                 ---------------
                                                                           1,507
                                                                 ---------------
ALASKA -- 1.1%
   Alaska State, Industrial Development
      & Export Authority, Boys & Girls
      Home Project, RB
      Callable 12/01/17 @ 100
         6.000%, 12/01/36                                  200               120
   Boro of Matanuska-Susitna,
      Goose Creek Correctional
      Center Project, RB
      Callable 09/01/19 @ 100
         6.000%, 09/01/32                                1,000             1,055
                                                                 ---------------
                                                                           1,175
                                                                 ---------------
ARIZONA -- 4.3%
   Arizona State, School Facilities
      Board, COP
         5.000%, 09/01/12                                  250               270

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Chandler, GO
      Callable 07/01/18 @ 100
         4.000%, 07/01/20                      $         1,000   $         1,043
   Mohave County, Industrial
      Development Authority, Mohave
      Prison LLC Expansion Project, RB
      Callable 05/01/19 @ 100
         8.000%, 05/01/25                                  400               422
   Pima County, Industrial Development
      Authority, American Charter Schools
      Fundation Project, Ser A, RB
      Callable 07/01/17 @ 100
         5.625%, 07/01/38                                  250               170
   Pima County, Industrial Development
      Authority, Tuscan Electric Power
      Project, Ser A, RB
      Callable 03/01/13 @ 100
         6.375%, 09/01/29                                1,250             1,115
   Pima County, Industrial Development
      Authority, Tuscon County Day
      School Project, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/37                                  265               166
   Salt River, Agricultural Improvement
      & Power District, Ser A, RB
      Callable 01/01/18 @ 100
         5.000%, 01/01/38                                1,000               985
   Salt Verde, Financial Authority, RB
         5.000%, 12/01/37                                  500               317
                                                                 ---------------
                                                                           4,488
                                                                 ---------------
CALIFORNIA -- 3.2%
   Bay Area Toll Authority, Ser F, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/31                                1,000               982
   California State, Municipal
      Finance Authority, Biola
      University Project, RB
      Callable 04/01/18 @ 100
         5.875%, 10/01/34                                  250               204
   Chabot-Las Positas, Community College
      Project, Ser B, GO, AMBAC
      Callable 08/01/16 @ 100
         5.000%, 08/01/30                                1,000               997
   Long Beach, Special Tax,
      Towne Center Project
      Callable 10/01/18 @ 100
         5.400%, 10/01/23                                  650               516
   Oakland, Port Authority, Ser K,
      AMT, RB, MBIA-RE FGIC
      Callable 05/01/10 @ 100
         5.750%, 11/01/12                                  500               507


        62 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   University of California Regents
      Medical Center, RB, MBIA
         1.437%, 05/15/30 (A)                  $           250   $           129
                                                                 ---------------
                                                                           3,335
                                                                 ---------------
COLORADO -- 0.9%
   Colorado State, Health Facilities
      Authority, Valley View Hospital
      Association Project, RB
      Callable 05/15/18 @ 100
         5.750%, 05/15/36                                  500               406
   Colorado State, Public Energy
      Authority, RB
         6.250%, 11/15/28                                  650               531
                                                                 ---------------
                                                                             937
                                                                 ---------------
FLORIDA -- 1.0%
   Brevard County, Health Facilities
      Authority, Health First Project, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/36                                  460               337
   Florida State, University Square
      Community Development Authority,
      Special Assessment, Ser A-1
      Callable 05/01/17 @ 100
         5.875%, 05/01/38                                  250               142
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB
      Callable 04/01/16 @ 100
         5.500%, 04/01/38                                  500               459
   Seminole Tribe, Special Obligation,
      Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/27                                  250               163
                                                                 ---------------
                                                                           1,101
                                                                 ---------------
GEORGIA -- 1.0%
   Georgia State, Medical Center Hospital
      Authority, Spring Harbor Green
      Island Project, RB
      Callable 07/01/17 @ 100
         5.250%, 07/01/37                                  600               363
   Georgia State, Municipal Electric
      Authority, Project One,
      Sub-Ser A, RB
         5.250%, 01/01/17                                  450               494
   Main Street Natural Gas, Ser A, RB
         6.250%, 07/15/28 (B)                              700               210
                                                                 ---------------
                                                                           1,067
                                                                 ---------------

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
IDAHO -- 0.2%
   Idaho State, Health Facilities Authority,
      Trinity Health Group Project,
      Ser B, RB
      Callable 12/01/18 @ 100
         6.250%, 12/01/33                      $           250   $           254
                                                                 ---------------
ILLINOIS -- 2.1%
   Belleville, Frank Scott Parkway
      Redevelopment Project, Ser A, TA
      Callable 11/01/17 @ 100
         5.700%, 05/01/36                                  250               171
   Chicago, O'Hare International Airport,
      Third Lien, Ser A, RB,
      MBIA-RE FGIC
      Callable 01/01/16 @ 100
         5.000%, 01/01/33                                  850               801
   Hillside, Mannheim Redevelopment
      Project, TA
      Callable 01/01/18 @ 102
         7.000%, 01/01/28                                  500               369
   Illinois State, Finance Authority,
      Fairview Obligation Group
      Project, Ser A, RB
      Callable 08/15/18 @ 100
         6.250%, 08/15/35                                  500               361
   Illinois State, Finance Authority,
      Monarch Landing Facilities
      Project, Ser A, RB
      Callable 12/01/17 @ 100
         7.000%, 12/01/37                                  200               140
   Illinois State, Finance Authority,
      Sherman Health Systems Project,
      Ser A, RB
      Callable 08/01/17 @ 100
         5.500%, 08/01/37                                  250               167
   Illinois State, Sports Facility Finance
      Authority, Leafs Hockey Club
      Project, Ser A, RB
      Callable 03/01/17 @ 100
         6.000%, 03/01/37                                  300               150
   Southwestern Illinois, Development
      Authority, Comprehensive Mental
      Health Center Project, RB
      Callable 06/01/17 @ 103
         6.625%, 06/01/37                                  150               104
                                                                 ---------------
                                                                           2,263
                                                                 ---------------
INDIANA -- 0.9%
   Jasper County, Pollution Control Board,
      Ser C, RB, MBIA
         5.850%, 04/01/19                                1,000               993
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
IOWA -- 0.6%
   Deerfield, Senior Living Facilities
      Finance Authority, Retirement
      Community Project, Ser A, RB
      Callable 11/15/17 @ 100
         5.500%, 11/15/27                      $           250   $           156
         5.500%, 11/15/37                                  900               511
                                                                 ---------------
                                                                             667
                                                                 ---------------
KANSAS -- 0.5%
   Manhattan, Healthcare Facilities
      Authority, Meadowlark Hills
      Retirement Project, Ser B, RB
      Callable 05/15/14 @ 103
         5.125%, 05/15/37                                  750               475
         5.125%, 05/15/42                                  100                62
                                                                 ---------------
                                                                             537
                                                                 ---------------
KENTUCKY -- 0.9%
   Kentucky State, Economic
      Development Finance Authority,
      Baptist Healthcare Systems Project,
      Ser A, RB
      Callable 08/15/19 @ 100
         5.375%, 08/15/24                                1,000               994
                                                                 ---------------
LOUISIANA -- 1.4%
   New Orleans, Aviation Board,
      Ser A1, RB
      Callable 01/01/19 @ 100
         6.000%, 01/01/23                                  500               509
   St. John Baptist Parish, Marathon
      Oil Project, Ser A, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/37                                1,300               949
                                                                 ---------------
                                                                           1,458
                                                                 ---------------
MARYLAND -- 2.3%
   Maryland State, Economic
      Development, Chesapeake
      Bay Project, Ser A, RB
      Callable 12/01/16 @ 100
         5.000%, 12/01/31                                  500               260
   Maryland State, Economic
      Development, University of
      Maryland College Park Project, RB
      Callable 06/01/18 @ 100
         5.750%, 06/01/33                                1,000               719

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Maryland State, Health & Higher
      Educational Facilities Authority,
      King Farm Presbyterian Community
      Project, Ser A, RB
      Callable 01/01/17 @ 100
         5.300%, 01/01/37                      $           300   $           156
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Mercy Medical Center Project,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/37                                  650               490
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Washington County Hospital
      Project, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/38                                1,000               746
                                                                 ---------------
                                                                           2,371
                                                                 ---------------
MASSACHUSETTS -- 0.2%
   Massachusetts State, Development
      Finance Agency, Adventcare Project,
      Ser A, RB
      Callable 10/15/17 @ 100
         6.750%, 10/15/37                                  250               175
                                                                 ---------------
MICHIGAN -- 1.5%
   Grand Traverse Academy, RB
      Callable 11/01/17 @ 100
         5.000%, 11/01/36                                  300               176
   Michigan State, Hospital Finance
      Authority, Henry Ford Health System
      Project, Ser A, RB
      Callable 11/15/16 @ 100
         5.000%, 11/15/38                                1,000               706
   Michigan State, Public Educational
      Facilities Authority, Long-Term
      Obligation Bradford Project, RB
      Callable 09/01/17 @ 102
         6.500%, 09/01/37                                  250               185
   Royal Oak Hospital, Finance
      Authority, William Beaumont
      Hospital Project, RB
      Callable 09/01/18 @ 100
         8.250%, 09/01/39                                  500               531
                                                                 ---------------
                                                                           1,598
                                                                 ---------------


        64 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
MINNESOTA -- 1.4%
   Falcon Heights, Kaleidoscope Charter
      School Project, Ser A, RB
      Callable 11/01/15 @ 100
         6.000%, 11/01/37                      $           100   $            69
   Minneapolis, Health Care Authority,
      Fairview Health Services Project,
      Ser A, RB
      Callable 11/15/18 @ 100
         6.750%, 11/15/32                                  300               308
   Minnesota State, Higher Education
      Facilities Authority, Bethel
      University Project, Ser SIX-R, RB
      Callable 05/01/17 @ 100
         5.500%, 05/01/37                                1,000               768
   Washington County, Housing &
      Redevelopment Authority, Birchwood
      & Woodbury Projects, Ser A, RB
      Callable 06/01/17 @ 100
         5.625%, 06/01/37                                  500               329
                                                                 ---------------
                                                                           1,474
                                                                 ---------------
MISSISSIPPI -- 1.1%
   Mississippi State, Business Finance
      Authority, Energy Restoration
      Project, RB
      Callable 03/30/09 @ 100
         5.875%, 04/01/22                                1,300             1,105
                                                                 ---------------
NEVADA -- 0.8%
   Clark County, GO, FSA
      Callable 06/01/16 @ 100
         4.750%, 06/01/30                                1,000               880
                                                                 ---------------
NEW HAMPSHIRE -- 1.9%
   New Hampshire State, Health &
      Education Facilities Authority,
      University of New Hampshire
      Project, Ser B, RB
      Callable 03/03/09 @ 100
         0.500%, 07/01/33 (A)                            2,000             2,000
                                                                 ---------------
NEW JERSEY -- 1.2%
   Burlington County, Bridge Commission,
      The Evergreens Project, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/38                                  250               149

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   New Jersey State, Economic
      Development Authority, Seashore
      Gardens Project, RB
      Callable 11/01/16 @ 100
         5.375%, 11/01/36                      $           300   $           182
   New Jersey State, Tobacco Settlement
      Financing, Ser 1-A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/41                                1,750               926
                                                                 ---------------
                                                                           1,257
                                                                 ---------------
NEW YORK -- 2.2%
   Long Island, Power Authority,
      Ser A, RB
      Callable 04/01/19 @ 100
         5.750%, 04/01/39                                  500               508
   Monroe County, RAN
         6.500%, 04/15/09                                1,000             1,003
   Nassau County, Industrial Development
      Agency, Amsterdam at Harborside
      Project, Ser A, RB
      Callable 01/01/18 @ 100
         6.700%, 01/01/43                                  750               568
   New York City, Industrial Development
      Agency, Yankee Stadium Project,
      RB, FGIC
         0.582%, 03/01/16 (A)                              250               219
                                                                 ---------------
                                                                           2,298
                                                                 ---------------
NORTH CAROLINA -- 1.5%
   North Carolina State, Eastern Municipal
      Power Agency, Ser A, RB
      Callable 01/01/18 @ 100
         5.250%, 01/01/20                                  500               480
   North Carolina State, Medical Care
      Commission, Deerfield Project,
      Ser A, RB
      Callable 11/01/18 @ 100
         6.000%, 11/01/33                                  250               200
   North Carolina State, Medical Care
      Commission, Village at Brookwood
      Project, RB
      Callable 01/01/14 @ 103
         5.250%, 01/01/32                                  750               442
   Surry County, Northern Hospital
      District, RB
      Callable 04/01/18 @ 100
         6.250%, 10/01/38                                  500               413
                                                                 ---------------
                                                                           1,535
                                                                 ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
OHIO -- 2.0%
   Buckeye, Tobacco Settlement
      Financing Authority, Ser A-2, RB
      Callable 06/01/17 @ 100
         5.875%, 06/01/30                      $           800   $           505
         5.875%, 06/01/47                                1,250               708
         6.000%, 06/01/42                                1,435               849
                                                                 ---------------
                                                                           2,062
                                                                 ---------------
PENNSYLVANIA -- 3.9%
   Allegheny County, Higher Education
      Building Authority, Robert Morris
      University Project, Ser A, RB
      Callable 10/15/18 @ 100
         6.000%, 10/15/38                                  250               177
   Allegheny County, Hospital
      Development Authority, Western
      Pennsylvania Health System Project,
      Ser A, RB
      Callable 11/15/17 @ 100
         5.375%, 11/15/40                                  575               318
   Cumberland County, Municipal
      Authority, Messiah Village Project,
      Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/35                                  250               179
   Lancaster County, Hospital Authority,
      Brethren Village Project, Ser A, RB
      Callable 07/01/17 @ 100
         6.250%, 07/01/26                                  250               202
   Pennsylvania State, Economic
      Development Financing Authority,
      Reliant Energy Project, Ser A, AMT,
      RB
      Callable 06/01/11 @ 103
         6.750%, 12/01/36                                1,100               872
   Pennsylvania State, Turnpike
      Commission, Ser U, RB
      Callable 03/03/09 @ 100
         1.250%, 12/01/19 (A)                              500               500
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Temple University Health System
      Project, Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/34                                  750               486
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Temple University Hospital Project,
      Ser A, RB
      Callable 04/03/09 @ 100
         6.625%, 11/15/23                                  500               442

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Philadelphia, Industrial Development
      Authority, Ser A, RB
      Callable 09/15/17 @ 100
         5.500%, 09/15/37                      $           250   $           161
   Susquehanna Area, Regional Airport
      Authority, Ser A, AMT, RB
      Callable 01/01/18 @ 100
         6.500%, 01/01/38                                1,000               726
                                                                 ---------------
                                                                           4,063
                                                                 ---------------
PUERTO RICO -- 1.9%
   Puerto Rico Commonwealth,
      Aqueduct & Sewer Authority,
      Senior Lien, Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/38                                1,625             1,478
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/18 @ 100
         6.000%, 07/01/38                                  600               548
                                                                 ---------------
                                                                           2,026
                                                                 ---------------
SOUTH CAROLINA -- 1.9%
   South Carolina State, Jobs-Economic
      Development Authority, Lutheran
      Homes Project, RB
      Callable 05/01/17 @ 100
         5.500%, 05/01/28                                1,050               706
   South Carolina State, Jobs-Economic
      Development Authority, Woodlands
      at Furman Project, Ser A, RB
      Callable 11/15/17 @ 100
         6.000%, 11/15/37                                  250               150
   South Carolina State, Public Service
      Authority, Ser B, RB, MBIA
         5.000%, 01/01/19                                1,000             1,123
                                                                 ---------------
                                                                           1,979
                                                                 ---------------
TENNESSEE -- 3.1%
   Knoxville County, Health Educational &
      Housing Facilities Board, Baptist
      Health Systems Project, RB
      Callable 04/15/12 @ 101
         6.500%, 04/15/31                                1,000               994
   Knoxville County, Health Educational &
      Housing Facilities Board, University
      Health Systems Project, RB
      Callable 04/01/17 @ 100
         5.250%, 04/01/36                                  250               185


        66 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Sullivan County, Health Educational &
      Housing Authority, Wellmont Health
      Systems Project, Ser C, RB
      Callable 09/01/16 @ 100
         5.250%, 09/01/36                      $         1,250   $           769
   Sumner County, Health Educational &
      Housing Authority, Regional Hospital
      Project, Ser A, RB
      Callable 11/01/17 @ 100
         5.500%, 11/01/37                                  750               361
   Tennessee State, Energy Acquisition
      Authority, Ser C, RB
         5.000%, 02/01/20                                  400               296
         5.000%, 02/01/27                                1,000               654
                                                                 ---------------
                                                                           3,259
                                                                 ---------------
TEXAS -- 7.9%
   Brazos, River Authority, TXU Energy
      Project, Ser B, AMT, RB
      Callable 07/01/13 @ 101
         6.300%, 07/01/32 (A)                              375               164
   Brazos, River Authority, TXU Energy
      Project, Ser D-1, AMT, RB
      Callable 07/01/18 @ 100
         8.250%, 05/01/33                                  600               269
   Fort Bend County, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                                  500               477
   Guadalupe-Blanco, River Authority,
      Texas Central Project, RB
         5.625%, 10/01/17                                  750               719
   Gulf Coast, Waste Disposal Authority,
      Waste Management of Texas Project,
      Ser C, AMT, RB
      Callable 05/01/16 @ 101
         5.200%, 05/01/28                                  500               399
   Harris County, Health Facilities
      Development, Hermann Healthcare
      Systems Project, Ser B, RB
      Callable 12/01/18 @ 100
         7.250%, 12/01/35                                  250               264
   Houston, Airport Systems Authority,
      Special Facilities - Continental
      Project, Ser E, AMT, RB
      Callable 07/01/11 @ 101
         6.750%, 07/01/29                                1,000               702
   Lubbock, Educational Facilities
      Authority, Lubbock Christian
      Project, RB
      Callable 11/01/17 @ 100
         5.250%, 11/01/37                                  250               173

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Lubbock, Health Facilities Development
      Authority, Carillon Project, Ser A, RB
      Callable 07/01/16 @ 101
         6.500%, 07/01/26                      $           170   $           133
   Lufkin, Health Facilities Development,
      Memorial Health Systems East Texas
      Project, RB
      Callable 02/15/17 @ 100
         5.500%, 02/15/37                                  250               170
   Mission, Economic Development
      Authority, Allied Waste Project,
      Ser A, AMT, RB
      Callable 04/01/12 @ 100
         5.200%, 04/01/18                                  250               215
   North Texas, Thruway Authority,
      First Tier, Ser A, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/33                                  250               239
   North Texas, Thruway Authority,
      Second Tier, Ser F, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                                1,700             1,579
   Tarrant County, Cultural Education
      Facilities Finance Authority, Baylor
      Healthcare Systems Project, RB
      Callable 11/15/18 @ 100
         6.250%, 11/15/29                                  500               511
   Texas State, Alliance Airport Authority,
      American Airlines Project, AMT, RB
      Callable 12/01/12 @ 100
         5.250%, 12/01/29                                  250               100
   Texas State, Municipal Gas Acquisition
      & Supply I, Senior Lien, Ser A, RB
         5.250%, 12/15/23                                  250               187
         5.000%, 12/15/11                                  250               238
   Texas State, Municipal Gas Acquisition
      & Supply I, Senior Lien, Ser D, RB
         6.250%, 12/15/26                                  430               350
   Texas State, Water Development Board,
      Ser B, RB
      Callable 07/15/14 @ 100
         4.500%, 07/15/23                                  850               862
   Titus County, Fresh Water Supply
      District No. 1, RB
         4.500%, 07/01/11                                  250               249
   Tyler, Health Facilities Development
      Authority, East Texas Medical Center
      Project, Ser A, RB
      Callable 11/01/17 @ 100
         5.375%, 11/01/37                                  250               171


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2009

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
-----------                                    ---------------   ---------------
   Willacy County, Local Government,
      Ser A-1, RB
      Callable 03/01/12 @ 103
         6.875%, 09/01/28                      $           250   $           188
                                                                 ---------------
                                                                           8,359
                                                                 ---------------
UTAH -- 0.8%
   Utah State, Charter School Finance
      Authority, Rockwell Charter School
      Project, Ser A, RB
      Callable 02/15/19 @ 100
         6.750%, 08/15/28                                  500               399
   Utah State, St. George Electric,
      RB, FSA
      Callable 06/01/18 @ 100
         5.000%, 06/01/38                                  500               484
                                                                 ---------------
                                                                             883
                                                                 ---------------
VIRGINIA -- 0.8%
   Fauquier County, Industrial
      Development Authority, Fauquier
      Hospital Obligation Group Project,
      Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/37                                  500               361
   James City & County, Economic
      Development Authority, Ser A, RB
      Callable 07/01/17 @ 100
         5.500%, 07/01/37                                  200               111
   Lewistown, Community Center
      Development Authority, RB
      Callable 03/01/18 @ 100
         6.050%, 03/01/27                                  250               168
   Virginia State, White Oak Village Shops,
      Special Assessment
         5.300%, 03/01/17                                  250               191
                                                                 ---------------
                                                                             831
                                                                 ---------------
WASHINGTON -- 3.3%
   King County, Public Hospital District
      No. 1, Ser B, GO
      Callable 06/01/18 @ 100
         5.250%, 12/01/37                                  850               819
   Washington State, Health Care
      Facilities Authority, Catholic Health
      Initiatives Project, Ser D, RB
      Callable 10/01/18 @ 100
         6.375%, 10/01/36                                  400               415

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Washington State, Housing Finance
      Commission, Skyline at First Hill
      Project, Ser A, RB
      Callable 01/01/17 @ 100
         5.625%, 01/01/38                      $         1,000   $           535
   Washington State, Ser C, GO
         5.000%, 01/01/18                                1,500             1,721
                                                                 ---------------
                                                                           3,490
                                                                 ---------------
Total Municipal Bonds
   (Cost $74,261) ($ Thousands)                                           62,421
                                                                 ---------------
PREFERRED STOCK -- 20.1%
ENERGY -- 0.5%
   Apache
         5.680%                                          7,000               529
                                                                 ---------------
FINANCIALS -- 14.8%
   ABN AMRO Capital Funding Trust VII
         6.080%                                         11,000                39
   Aegon
         6.500%                                          5,000                28
         6.375%                                         47,800               268
         4.000% (A)                                     13,100                71
   Allianz
         8.375%                                         87,490             1,150
   American International Group
         8.500% (C)                                      1,700                 8
   Arch Capital Group
         8.000%                                         19,400               339
         7.875%                                         24,300               403
   Bank of America
         8.625%                                         22,700               178
         4.000% (A)                                     20,700               113
   Barclays Bank PLC
         8.125%                                         18,830               143
         7.750%                                         47,400               341
         7.100%                                         42,168               301
   Credit Suisse Guernsey
         7.900%                                         85,600             1,239
   Delphi Financial Group
         7.376% (A)                                      2,000                20
   Deutsche Bank Capital Funding Trust IX
         6.625%                                         32,100               269
   Deutsche Bank Capital Funding Trust VIII
         6.375%                                         10,900                96
   Deutsche Bank Capital Funding Trust X
         7.350%                                          6,800                64


        68 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                    ---------------   ---------------
   Deutsche Bank Contingent Capital
      Trust II
         6.550%                                         77,500   $           676
   Deutsche Bank Contingent Capital
      Trust III
         7.600%                                         12,000               117
   Deutsche Bank Contingent Capital
      Trust V
         8.050%                                          6,800                80
   Goldman Sachs Group
         4.000% (A)                                      2,900                35
   Heller Financial
         6.687%                                         13,700               964
   HSBC Finance
         6.360%                                         14,300                85
   HSBC Holdings PLC
         6.200%                                         53,300               623
   HSBC USA
         6.500%                                          1,700                14
         4.500% (A)                                     14,800               170
         2.858%                                         16,500               429
   ING Groep
         8.500%                                         26,100               172
         7.375%                                         24,967               160
         7.200%                                          3,600                22
         7.050%                                         31,300               181
         6.375%                                         84,800               445
         6.200%                                         26,700               156
         6.125%                                          3,700                20
   JPMorgan Chase
         8.625%                                          9,900               198
   MetLife
         4.000% (A)                                     14,900               158
   Morgan Stanley Group
         4.000% (A)                                      5,700                54
   National Bank of Greece
         9.000%                                         33,500               435
   PartnerRe
         6.750%                                         31,400               531
         6.500%                                         12,700               198
   PNC Financial Services Group
         9.875% (A)                                     10,000               161
   Principal Financial Group
         6.518% (A)                                      2,500                33
   Prudential PLC
         6.750%                                         73,400               762
         6.500%                                         38,600               320
   RenaissanceRe Holdings
         6.600%                                         12,900               183
         6.080%                                         34,400               445

                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)     ($ Thousands)
-----------                                 ------------------   ---------------
   Royal Bank of Scotland Group PLC
         7.250%                                          3,000   $            13
         6.750%                                         29,600               116
         6.600%                                         59,600               238
         6.400%                                         50,650               205
         6.250%                                         12,700                48
         6.125%                                          2,881                12
         5.750%                                          4,650                16
   Santander Finance Preferred Unipersonal
         6.800%                                         28,300               346
         6.500%                                         64,600               856
         4.000% (A)                                      6,400                48
   SunTrust Banks
         4.000% (A)                                      8,700                70
   US Bancorp
         7.875%                                         27,600               511
         3.500% (A)                                     16,300               204
                                                                 ---------------
                                                                          15,580
                                                                 ---------------
INDUSTRIALS -- 0.9%
   CoBank ACB
        11.000%                                         20,000               903
                                                                 ---------------
UTILITIES -- 3.9%
   Alabama Power
         6.450%                                         38,000               779
   Georgia Power
         6.500%                                         12,500             1,065
   Gulf Power
         6.450%                                          3,000               293
   Interstate Power & Light
         8.375%                                          1,000                26
         7.100%                                          6,300               161
   PPL Electric Utilities
         6.250%                                         15,000               325
   South Carolina Electric & Gas
         6.520%                                         12,500             1,075
   Wisconsin Public Service
         6.880%                                          5,000               442
                                                                 ---------------
                                                                           4,166
                                                                 ---------------
Total Preferred Stock
   (Cost $31,914) ($ Thousands)                                           21,178
                                                                 ---------------
CORPORATE BONDS -- 5.8%
FINANCIALS -- 5.8%
   ANZ Capital Trust II
         5.360%, 12/29/49                      $           500               299
   AXA (A)
         6.463%, 12/14/18                                1,000               376


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 69

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2009

                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares     ($ Thousands)
-----------                               --------------------   ---------------
   Bank of America (A)
         8.000%, 07/30/09                      $         1,000   $           373
   BBVA International Preferred
      Unipersonal (A)
         5.919%, 12/31/49                                1,000               328
   BNP Paribas (A)
         7.195%, 06/25/09                                  600               297
   Commonwealth Bank of Australia (A)
         6.024%, 03/15/09                                  500               223
   Credit Agricole (A)
         6.637%, 05/31/09                                2,000               689
   JPMorgan Chase (A)
         7.900%, 04/30/09                                1,310               904
   Lloyds Banking Group PLC (A)
         6.267%, 05/14/09                                  500                99
   PNC Financial Services Group (A)
         8.250%, 05/21/09                                1,000               631
   QBE Capital Funding II (A)
         6.797%, 06/01/09                                2,000             1,091
   Societe Generale (A)
         5.922%, 04/05/09                                  200                86
   Standard Chartered PLC (A)
         7.014%, 07/30/09                                1,000               415
   Westpac Capital Trust IV (A)
         5.256%, 03/31/09                                  700               313
                                                                 ---------------
                                                                           6,124
                                                                 ---------------
Total Corporate Bonds
   (Cost $10,285) ($ Thousands)                                            6,124
                                                                 ---------------
CASH EQUIVALENT -- 12.9%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 0.960%+ (D)              13,526,748            13,527
                                                                 ---------------
Total Cash Equivalent
   (Cost $13,527) ($ Thousands)                                           13,527
                                                                 ---------------
Total Investments -- 98.0%
   (Cost $129,987) ($ Thousands)                                 $       103,250
                                                                 ===============

Description
-----------

Percentages are based on Net Assets of $105,376 ($ Thousands).

+    Investment in Affiliated Security (see Note 3).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Security in default on interest payments.

(C)  Convertible Security.

(D)  Rate shown is the 7-day effective yield as of February 28, 2009.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial Guaranty Insurance Company

PLC -- Public Limited Company

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.


        70 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

As of February 28, 2009 (Unaudited)

                                                               INSTITUTIONAL     MASSACHUSETTS    INTERMEDIATE-    SHORT DURATION
                                              TAX FREE            TAX FREE       TAX FREE MONEY   TERM MUNICIPAL     MUNICIPAL
                                                FUND                FUND          MARKET FUND          FUND             FUND
                                         ------------------  -----------------  ---------------  ---------------  ---------------
ASSETS:
   Cost of investments                   $        1,078,927  $       1,579,190  $       171,048  $       791,422  $       359,008
   Cost of affiliated investments                        --                 --               --            4,207               26
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Investments at value                           1,078,927          1,579,190          171,048          781,682          364,016
   Affiliated investments, at value                      --                 --               --            4,207               26
   Cash                                                  --                 --            1,294               --               --
   Receivable for investment securities
      sold                                           20,465             33,180               --            2,220               --
   Dividends and interest receivable                  3,199              5,302              379            8,919            3,911
   Receivable for fund shares sold                       --                 --               --            3,453            4,874
   Prepaid expenses                                      94                154               20               41               13
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Total Assets                                   1,102,685          1,617,826          172,741          800,522          372,840
                                         ------------------  -----------------  ---------------  ---------------  ---------------
LIABILITIES:
   Cash overdraft                                    12,264             37,325               --               --               30
   Payable for investment securities
      purchased                                       1,000                 --               --           16,714               --
   Administration fees payable                          295                317               26              145               66
   Income distribution payable                           77                615               42              312              108
   Trustees fees payable                                 32                 53                7               35               12
   Investment advisory fees payable                      31                 45                5              144               88
   Shareholder servicing fees payable                     7                 --               --               --               --
   CCO fees payable                                      --                  2               --                1               --
   Payable for fund shares redeemed                      --                 --               --            2,688            1,452
   Accrued expense payable                                1                158               17              124               48
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Total Liabilities                                 13,707             38,515               97           20,163            1,804
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Net Assets                            $        1,088,978  $       1,579,311  $       172,644  $       780,359  $       371,036
                                         ------------------  -----------------  ---------------  ---------------  ---------------
NET ASSETS:
   Paid-in Capital -- (unlimited
      authorization -- no par value)     $        1,088,966  $       1,579,322  $       172,515  $       810,882  $       364,808
   Undistributed (Distribution in
      excess of) net investment income                  (13)               (14)              --               79               58
   Accumulated net realized gain (loss)
      on investments                                     25                  3              129          (20,862)           1,162
   Net unrealized appreciation
      (depreciation) on investments                      --                 --               --           (9,740)           5,008
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Net Assets                            $        1,088,978  $       1,579,311  $       172,644  $       780,359  $       371,036
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class A               $             1.00  $            1.00                   $         10.52  $         10.13
                                          ($1,088,978,386 /  ($1,285,439,279 /              N/A  ($780,358,788 /  ($371,035,967 /
                                              1,089,115,677      1,285,627,499                        74,148,664       36,611,989
                                                     shares)            shares)                           shares)          shares)
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class B                                   $            1.00  $          1.00
                                                        N/A    ($281,053,818 /  ($172,643,521 /              N/A              N/A
                                                                   281,023,046      172,514,501
                                                                        shares)          shares)
                                         ------------------  -----------------  ---------------  ---------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class C                                   $            1.00
                                                        N/A     ($12,818,323 /              N/A              N/A              N/A
                                                             12,845,821 shares)
                                         ------------------  -----------------  ---------------  ---------------  ---------------

The accompanying notes are an integral part of the financial statements.


        72 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

  PENNSYLVANIA    MASSACHUSETTS    NEW JERSEY        NEW YORK       CALIFORNIA     TAX-ADVANTAGED
   MUNICIPAL        MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL         INCOME
   BOND FUND        BOND FUND       BOND FUND       BOND FUND        BOND FUND          FUND
---------------  --------------  --------------  ---------------  --------------  ---------------

$        72,082  $       32,719  $       76,828  $       100,583  $      143,432  $       116,460
            885           1,446              79              232          10,731           13,527
---------------  --------------  --------------  ---------------  --------------  ---------------
         70,912          32,836          78,298          101,261         144,230           89,723
            885           1,446              79              232          10,731           13,527
             --              --              --               --              --               --

             --              --           1,109               --              --              552
            962             315             852            1,063           2,023            1,581
             --              --              40                4             123              424
              3               2               4                6               8                3
---------------  --------------  --------------  ---------------  --------------  ---------------
         72,762          34,599          80,382          102,566         157,115          105,810
---------------  --------------  --------------  ---------------  --------------  ---------------

             --              --              --               --              --                1

            556              --              --               --           3,019               38
              4               7              15               19              27               17
             78               7              17               27              35              115
              3               2               4                5               7                4
             21               9              20               28              38               65
              8              --              --               --              --               --
             --              --              --               --              --               --
            114             235             169              153              81              185
             11               4              13               15              22                9
---------------  --------------  --------------  ---------------  --------------  ---------------
            795             264             238              247           3,229              434
---------------  --------------  --------------  ---------------  --------------  ---------------
$        71,967  $       34,335  $       80,144  $       102,319  $      153,886  $       105,376
---------------  --------------  --------------  ---------------  --------------  ---------------


$        74,962  $       34,229  $       79,134  $       101,993  $      153,302  $       138,459

             41               1              (5)              --             115              102

         (1,866)            (12)           (455)            (352)           (329)          (6,448)

         (1,170)            117           1,470              678             798          (26,737)
---------------  --------------  --------------  ---------------  --------------  ---------------
$        71,967  $       34,335  $       80,144  $       102,319  $      153,886  $       105,376
---------------  --------------  --------------  ---------------  --------------  ---------------


$          9.96  $         9.97  $        10.15  $         10.27  $        10.14  $          6.86
 ($48,731,508 /  ($34,335,446 /  ($80,144,357 /  ($102,318,673 /  ($153,886,173/  ($105,376,316 /
      4,892,017       3,444,042       7,897,733        9,967,274      15,174,105       15,367,725
         shares)         shares)         shares)          shares)         shares)          shares)
---------------  --------------  --------------  ---------------  --------------  ---------------


$          9.96
 ($23,235,535 /             N/A             N/A              N/A             N/A              N/A
      2,331,905
         shares)
---------------  --------------  --------------  ---------------  --------------  ---------------



            N/A             N/A             N/A              N/A             N/A              N/A
---------------  --------------  --------------  ---------------  --------------  ---------------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 73

Statements of Operations ($ Thousands)

For the six month period ended February 28, 2009 (Unaudited)

                                                                INSTITUTIONAL    MASSACHUSETTS    INTERMEDIATE-   SHORT DURATION
                                                     TAX FREE     TAX FREE      TAX FREE MONEY   TERM MUNICIPAL     MUNICIPAL
                                                       FUND         FUND          MARKET FUND        FUND              FUND
                                                     --------   -------------   --------------   --------------   --------------
INVESTMENT INCOME:
   Interest Income                                   $10,371       $15,374          $1,774         $ 19,089           $5,905
   Dividend Income                                        --            --              --               --               --
   Dividends from Affiliated Registered
      Investment Companies*                               --            --              --               60                1
                                                     -------       -------          ------         --------           ------
   Total Investment Income                            10,371        15,374           1,774           19,149            5,906
                                                     -------       -------          ------         --------           ------
EXPENSES:
   Administration Fees                                 1,838         2,569             198            1,063              417
   Shareholder Servicing Fees - Class A                1,278         1,405              --            1,108              434
   Administrative and Shareholder Servicing Fees -
      Class B(1)                                          --           436             473               --               --
   Administrative and Shareholder Servicing Fees -
      Class C(1)                                          --            37              --               --               --
   Investment Advisory Fees                              186           261              31            1,462              573
   Trustees' Fees                                         27            43               5               28               10
   CCO Fees                                                3             4               1                2                1
   Treasury Guarantee Program Fees                       163           272              35               --               --
   Pricing Fees                                           42            64               8               45               16
   Professional Fees                                      39            59               7               37               14
   Printing Fees                                          37            54               7               32               12
   Registration Fees                                      14            28               2               30                7
   Custodian/Wire Agent Fees                              13            20               2               15                5
   Insurance Fees                                          5             7               1                6                2
   Other Expenses                                          3             5               1                3                1
                                                     -------       -------          ------         --------           ------
   Total Expenses                                      3,648         5,264             771            3,831            1,492
                                                     -------       -------          ------         --------           ------
   Less, Waiver of:
      Administration Fees                                 --          (746)            (47)              --               --
      Shareholder Servicing Fees - Class A            (1,189)       (1,405)             --             (821)            (293)
      Shareholder Servicing Fees - Class B                --            --            (215)              --               --
      Investment Advisory Fees                            --            --              --             (218)            (104)
      Fees Paid Indirectly (See Note 2)                  (65)          (55)            (17)              --               --
                                                     -------       -------          ------         --------           ------
   Net Expenses                                        2,394         3,058             492            2,792            1,095
                                                     -------       -------          ------         --------           ------
NET INVESTMENT INCOME                                  7,977        12,316           1,282           16,357            4,811
                                                     -------       -------          ------         --------           ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                52            17             133          (11,122)           1,217
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                       --            --              --          (15,795)           1,342
   Net Change in Unrealized Appreciation
      on Swap Contracts                                   --            --              --               --               --
                                                     -------       -------          ------         --------           ------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      $ 8,029       $12,333          $1,415         $(10,560)          $7,370
                                                     -------       -------          ------         --------           ------

*    See Note2 in the Notes to Financial Statements.

(1) Indicates class-specific Administrative and Shareholder Service Fees. Administrative Fees not applicable to Class A.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        74 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

PENNSYLVANIA   MASSACHUSETTS   NEW JERSEY   NEW YORK    CALIFORNIA   TAX-ADVANTAGED
 MUNICIPAL       MUNICIPAL      MUNICIPAL   MUNICIPAL    MUNICIPAL       INCOME
 BOND FUND       BOND FUND      BOND FUND   BOND FUND    BOND FUND       FUND
------------   -------------   ----------   ---------   ----------   --------------

  $ 1,949          $ 796         $1,879      $ 2,351     $ 3,457        $  2,031
       --             --             --           --          --           1,290

        8              3             19            6          31             414
  -------          -----         ------      -------     -------        --------
    1,957            799          1,898        2,357       3,488           3,735
  -------          -----         ------      -------     -------        --------

       86             46            116          141         209             168
       78             48            121          147         217             120

       36             --             --           --          --              --

       --             --             --           --          --              --
      151             63            160          193         287             240
        3              1              3            4           5               3
       --             --             --           --          --              --
       --             --             --           --          --              --
        4              2              5            5           9               4
        4              2              4            5           7               4
        3              1              3            4           6               4
        3              1              3            4           6              --
        1              1              2            2           3               1
        1             --              1            1           1              --
       --             --             --            1           1              --
  -------          -----         ------      -------     -------        --------
      370            165            418          507         751             544
  -------          -----         ------      -------     -------        --------

      (49)            --             (7)          (9)        (12)            (11)
       (6)           (33)          (112)        (110)       (201)           (100)
      (26)            --             --           --          --              --
      (35)           (12)            (9)         (36)        (17)            (20)
       --             --             --           --          --              --
  -------          -----         ------      -------     -------        --------
      254            120            290          352         521             413
  -------          -----         ------      -------     -------        --------
    1,703            679          1,608        2,005       2,967           3,322
  -------          -----         ------      -------     -------        --------


   (1,738)           (12)          (369)        (349)       (328)         (6,166)

   (1,564)          (511)          (674)      (1,991)     (3,146)        (20,464)

       --             --             --           --          --              16
  -------          -----         ------      -------     -------        --------

  $(1,599)         $ 156         $  565      $  (335)    $  (507)       $(23,292)
  -------          -----         ------      -------     -------        --------



        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 75

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2009 (Unaudited) and the year ended August 31, 2008

                                                                            INSTITUTIONAL
                                                TAX FREE FUND               TAX FREE FUND
                                          -------------------------   -------------------------
                                          09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to
                                            02/28/09      08/31/08      02/28/09      08/31/08
                                          -----------   -----------   -----------   -----------
OPERATIONS:
   Net Investment Income                  $     7,977   $    17,706   $    12,316   $    32,902
   Net Realized Gain (Loss) on
      Investments                                  52           245            17           247
   Net Change in Unrealized
      Appreciation (Depreciation) on
      Investments                                  --            --            --            --
                                          -----------   -----------   -----------   -----------
   Net Increase in Net Assets Resulting
      from Operations                           8,029        17,951        12,333        33,149
                                          -----------   -----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                     (7,990)      (17,720)      (10,024)      (25,261)
   Class B                                         --            --        (2,288)       (7,003)
   Class C                                         --            --          (100)         (514)
   NET REALIZED GAINS
   Class A                                       (252)           --          (194)           --
   Class B                                         --            --           (46)           --
   Class C                                         --            --            (2)           --
                                          -----------   -----------   -----------   -----------
   Total Dividends and Distributions           (8,242)      (17,720)      (12,654)      (32,778)
                                          -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued              3,325,852     5,367,624     2,875,524     5,099,673
   Reinvestment of Dividends &
      Distributions                             6,730        13,320         3,672         6,992
   Cost of Shares Redeemed                 (3,134,613)   (5,197,095)   (2,721,705)   (4,898,906)
                                          -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets
      from Class A Transactions               197,969       183,849       157,491       207,759
                                          -----------   -----------   -----------   -----------
   CLASS B:
   Proceeds from Shares Issued                     --            --       334,571     1,151,963
   Reinvestment of Dividends &
      Distributions                                --            --         1,346         4,719
   Cost of Shares Redeemed                         --            --      (439,428)   (1,101,389)
                                          -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets
      from Class B Transactions                    --            --      (103,511)       55,293
                                          -----------   -----------   -----------   -----------
   CLASS C:
   Proceeds from Shares Issued                     --            --       114,938       340,232
   Reinvestment of Dividends &
      Distributions                                --            --            14            39
   Cost of Shares Redeemed                         --            --      (119,409)     (356,048)
                                          -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets
      from Class C Transactions                    --            --        (4,457)      (15,777)
                                          -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net
      Assets from Capital Share
      Transactions                            197,969       183,849        49,523       247,275
                                          -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net
      Assets                                  197,756       184,080        49,202       247,646
                                          -----------   -----------   -----------   -----------
NET ASSETS:
   BEGINNING OF PERIOD                        891,222       707,142     1,530,109     1,282,463
                                          -----------   -----------   -----------   -----------
   END OF PERIOD                          $ 1,088,978   $   891,222   $ 1,579,311   $ 1,530,109
                                          -----------   -----------   -----------   -----------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net
      Investment Income)                  $       (13)  $        --   $       (14)  $        82
                                          -----------   -----------   -----------   -----------

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        76 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

  MASSACHUSETTS TAX FREE        INTERMEDIATE-TERM             SHORT DURATION
    MONEY MARKET FUND             MUNICIPAL FUND              MUNICIPAL FUND
-------------------------   -------------------------   -------------------------
09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to
  02/28/09      08/31/08      02/28/08      08/31/08      02/28/08      08/31/08
-----------   -----------   -----------   -----------   -----------   -----------

 $   1,282     $   3,633    $    16,357   $   40,286     $   4,811     $   9,544

       133            13        (11,122)      (5,282)        1,217           271


        --            --        (15,795)      12,765         1,342         4,005
 ---------     ---------    -----------   ----------     ---------     ---------

     1,415         3,646        (10,560)      47,769         7,370        13,820
 ---------     ---------    -----------   ----------     ---------     ---------



        --            --        (16,367)     (40,583)       (4,756)       (9,591)
    (1,282)       (3,640)            --           --            --            --
        --            --             --           --            --            --

        --            --             --           --            --            --
       (14)          (11)            --           --            --            --
        --            --             --           --            --            --
 ---------     ---------    -----------   ----------     ---------     ---------
    (1,296)       (3,651)       (16,367)     (40,583)       (4,756)       (9,591)
 ---------     ---------    -----------   ----------     ---------     ---------


        --            --        245,841      267,084       219,944       176,178

        --            --         14,330       36,934         4,073         8,649
        --            --       (571,985)    (344,122)     (204,346)     (132,521)
 ---------     ---------    -----------   ----------     ---------     ---------

        --            --       (311,814)     (40,104)       19,671        52,306
 ---------     ---------    -----------   ----------     ---------     ---------

   291,548       853,397             --           --            --            --

        79           156             --           --            --            --
  (320,659)     (752,514)            --           --            --            --
 ---------     ---------    -----------   ----------     ---------     ---------

   (29,032)      101,039             --           --            --            --
 ---------     ---------    -----------   ----------     ---------     ---------

        --            --             --           --            --            --

        --            --             --           --            --            --
        --            --             --           --            --            --
 ---------     ---------    -----------   ----------     ---------     ---------

        --            --             --           --            --            --
 ---------     ---------    -----------   ----------     ---------     ---------


   (29,032)      101,039       (311,814)     (40,104)       19,671        52,306
 ---------     ---------    -----------   ----------     ---------     ---------

   (28,913)      101,034       (338,741)     (32,918)       22,285        56,535
 ---------     ---------    -----------   ----------     ---------     ---------

   201,557       100,523      1,119,100    1,152,018       348,751       292,216
 ---------     ---------    -----------   ----------     ---------     ---------
 $ 172,644     $ 201,557    $   780,359   $1,119,100     $ 371,036     $ 348,751
 ---------     ---------    -----------   ----------     ---------     ---------


 $      --     $      --    $        79   $       89     $      58     $       3
 ---------     ---------    -----------   ----------     ---------     ---------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 77

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2009 (Unaudited) and the year ended August 31, 2008

                                                                                 PENNSYLVANIA                MASSACHUSETTS
                                                                              MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
                                                                           -------------------------   -------------------------
                                                                           09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to
                                                                             02/28/09      08/31/08      02/28/09      08/31/08
                                                                           -----------   -----------   -----------   -----------
OPERATIONS:
   Net Investment Income                                                    $  1,703      $  4,223      $    679       $ 1,567
   Net Realized Gain (Loss) on Investments                                    (1,738)         (123)          (12)          170
   Net Change in Unrealized Appreciation (Depreciation) on Investments        (1,564)          (83)         (511)          613
                                                                            --------      --------      --------       -------
   Net Increase in Net Assets Resulting from Operations                       (1,599)        4,017           156         2,350
                                                                            --------      --------      --------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                    (1,240)       (3,179)         (680)       (1,566)
   Class B                                                                      (489)       (1,045)           --            --
   NET REALIZED GAINS
   Class A                                                                        --           (93)         (117)          (75)
   Class B                                                                        --           (30)           --            --
                                                                            --------      --------      --------       -------
   Total Dividends and Distributions                                          (1,729)       (4,347)         (797)       (1,641)
                                                                            --------      --------      --------       -------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                20,231        21,117         7,915        10,683
   Reinvestment of Dividends & Distributions                                   1,131         3,060           743         1,566
   Cost of Shares Redeemed                                                   (51,121)      (20,603)      (20,130)       (8,748)
                                                                            --------      --------      --------       -------
   Increase (Decrease) in Net Assets from Class A Transactions               (29,759)        3,574       (11,472)        3,501
                                                                            --------      --------      --------       -------
   CLASS B:
   Proceeds from Shares Issued                                                 1,556         2,532            --            --
   Reinvestment of Dividends & Distributions                                      72           178            --            --
   Cost of Shares Redeemed                                                    (3,191)       (4,879)           --            --
                                                                            --------      --------      --------       -------
   Decrease in Net Assets from Class B Transactions                           (1,563)       (2,169)           --            --
                                                                            --------      --------      --------       -------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     (31,322)        1,405       (11,472)        3,501
                                                                            --------      --------      --------       -------
   Net Increase (Decrease) in Net Assets                                     (34,650)        1,075       (12,113)        4,210
                                                                            --------      --------      --------       -------
NET ASSETS:
   BEGINNING OF PERIOD                                                       106,617       105,542        46,448        42,238
                                                                            --------      --------      --------       -------
   END OF PERIOD                                                            $ 71,967      $106,617      $ 34,335       $46,448
                                                                            --------      --------      --------       -------
   Undistributed Net Investment Income/(Distributions in Excess of
      Net Investment Income)                                                $     41      $     67      $      1       $     2
                                                                            --------      --------      --------       -------

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        78 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

       NEW JERSEY                  NEW YORK                    CALIFORNIA
   MUNICIPAL BOND FUND         MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
-------------------------   -------------------------   -------------------------
09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to
  02/28/09      08/31/08      02/28/09      08/31/08      02/28/09      08/31/08
-----------   -----------   -----------   -----------   -----------   -----------

 $  1,608      $  4,115      $  2,005      $  5,053      $   2,967     $  7,527
     (369)           89          (349)          398           (328)         716
     (674)        2,145        (1,991)        2,240         (3,146)       3,121
 --------      --------      --------      --------      ---------     --------
      565         6,349          (335)        7,691           (507)      11,364
 --------      --------      --------      --------      ---------     --------


   (1,615)       (4,115)       (2,010)       (5,053)        (2,964)      (7,541)
       --            --            --            --             --           --

       --            --          (396)          (86)          (715)         (71)
       --            --            --            --             --           --
 --------      --------      --------      --------      ---------     --------
   (1,615)       (4,115)       (2,406)       (5,139)        (3,679)      (7,612)
 --------      --------      --------      --------      ---------     --------


   15,079        36,069        23,589        31,370         43,526       52,291
    1,506         3,922         2,222         4,859          3,375        7,054
  (60,774)      (35,542)      (72,578)      (37,962)      (109,767)     (61,903)
 --------      --------      --------      --------      ---------     --------
  (44,189)        4,449       (46,767)       (1,733)       (62,866)      (2,558)
 --------      --------      --------      --------      ---------     --------

       --            --            --            --             --           --
       --            --            --            --             --           --
       --            --            --            --             --           --
 --------      --------      --------      --------      ---------     --------
       --            --            --            --             --           --
 --------      --------      --------      --------      ---------     --------
  (44,189)        4,449       (46,767)       (1,733)       (62,866)      (2,558)
 --------      --------      --------      --------      ---------     --------
  (45,239)        6,683       (49,508)          819        (67,052)       1,194
 --------      --------      --------      --------      ---------     --------

  125,383       118,700       151,827       151,008        220,938      219,744
 --------      --------      --------      --------      ---------     --------
 $ 80,144      $125,383      $102,319      $151,827      $ 153,886     $220,938
 --------      --------      --------      --------      ---------     --------

 $     (5)     $      2      $     --      $      5      $     115     $    112
 --------      --------      --------      --------      ---------     --------


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 79

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2009 (Unaudited) and the period ended August 31, 2008

                                                                     TAX-ADVANTAGED
                                                                      INCOME FUND*
                                                                -------------------------
                                                                09/01/08 to   09/04/07 to
                                                                  02/28/09      08/31/08
                                                                -----------   -----------
OPERATIONS:
   Net Investment Income                                         $  3,322      $  3,147
   Net Realized Loss on Investments                                (6,166)         (282)
   Net Change in Unrealized Depreciation on Investments           (20,448)       (6,289)
                                                                 --------      --------
   Net Decrease in Net Assets Resulting from Operations           (23,292)       (3,424)
                                                                 --------      --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                         (3,270)       (3,097)
                                                                 --------      --------
   Total Dividends and Distributions                               (3,270)       (3,097)
                                                                 --------      --------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                     70,797       126,676
   Reinvestment of Dividends & Distributions                        2,767         2,859
   Cost of Shares Redeemed                                        (46,344)      (18,296)
                                                                 --------      --------
   Increase in Net Assets from Class A Transactions                27,220       111,239
                                                                 --------      --------
   Net Increase in Net Assets from Capital Share Transactions      27,220       111,239
                                                                 --------      --------
   Net Increase in Net Assets                                         658       104,718
                                                                 --------      --------
NET ASSETS:
   BEGINNING OF PERIOD                                            104,718            --
                                                                 --------      --------
   END OF PERIOD                                                 $105,376      $104,718
                                                                 --------      --------
   Undistributed Net Investment Income                           $    102      $     50
                                                                 --------      --------

*    Commenced operations on September 4, 2007.

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        80 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Financial Highlights

For the six month period ended February 28, 2009 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods



                                      Net Realized
                                           and
             Net Asset                 Unrealized                  Dividends   Distributions       Total
               Value,        Net          Gains         Total      from Net       from Net       Dividends
             Beginning   Investment    (Losses) on      from      Investment      Realized          and
             of Period    Income**     Investments   Operations     Income         Gains       Distributions
             ---------   ----------   ------------   ----------   ----------   -------------   -------------
TAX FREE FUND
   CLASS A
   2009*       $1.00       $0.008          $--         $0.008       $(0.008)        $--(1)        $(0.008)
   2008         1.00        0.023           --          0.023        (0.023)         --            (0.023)
   2007         1.00        0.032           --          0.032        (0.032)         --            (0.032)
   2006         1.00        0.027           --          0.027        (0.027)         --            (0.027)
   2005         1.00        0.016           --          0.016        (0.016)         --            (0.016)
   2004         1.00        0.007           --          0.007        (0.007)         --            (0.007)

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2009*       $1.00       $0.009          $--         $0.009       $(0.009)        $--(1)        $(0.009)
   2008         1.00        0.024           --          0.024        (0.024)         --            (0.024)
   2007         1.00        0.033           --          0.033        (0.033)         --            (0.033)
   2006         1.00        0.029           --          0.029        (0.029)         --            (0.029)
   2005         1.00        0.017           --          0.017        (0.017)         --            (0.017)
   2004         1.00        0.008           --          0.008        (0.008)         --            (0.008)
   CLASS B
   2009*       $1.00       $0.008          $--         $0.008       $(0.008)        $--(1)        $(0.008)
   2008         1.00        0.021           --          0.021        (0.021)         --            (0.021)
   2007         1.00        0.030           --          0.030        (0.030)         --            (0.030)
   2006         1.00        0.026           --          0.026        (0.026)         --            (0.026)
   2005         1.00        0.014           --          0.014        (0.014)         --            (0.014)
   2004         1.00        0.005           --          0.005        (0.005)         --            (0.005)
   CLASS C
   2009*       $1.00       $0.007          $--         $0.007       $(0.007)        $--(1)        $(0.007)
   2008         1.00        0.019           --          0.019        (0.019)         --            (0.019)
   2007         1.00        0.028           --          0.028        (0.028)         --            (0.028)
   2006         1.00        0.024           --          0.024        (0.024)         --            (0.024)
   2005         1.00        0.012           --          0.012        (0.012)         --            (0.012)
   2004         1.00        0.003           --          0.003        (0.003)         --            (0.003)

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2009*       $1.00       $0.007          $--         $0.007       $(0.007)        $--(1)        $(0.007)
   2008         1.00        0.022           --          0.022        (0.022)         --(1)         (0.022)
   2007         1.00        0.031           --          0.031        (0.031)         --            (0.031)
   2006         1.00        0.026           --          0.026        (0.026)         --            (0.026)
   2005         1.00        0.014           --          0.014        (0.014)         --            (0.014)
   2004         1.00        0.005           --          0.005        (0.005)         --            (0.005)

                                                                       Ratio of
                                                                       Expenses
                                                                      to Average
                                                                      Net Assets     Ratio of Net
                                                       Ratio of       (Excluding      Investment
              Net Asset                 Net Assets     Expenses       Fees Paid         Income
             Value, End     Total     End of Period   to Average    Indirectly and    to Average
              of Period    Return+    ($ Thousands)   Net Assets       Waivers)       Net Assets
             ----------  ----------   -------------   ----------    --------------   ------------
TAX FREE FUND
   CLASS A
   2009*       $1.00        0.84%       $1,088,978       0.48%++(2)      0.71%           1.56%
   2008         1.00        2.33           891,222       0.45            0.68            2.28
   2007         1.00        3.28           707,142       0.45            0.68            3.23
   2006         1.00        2.76           667,587       0.45            0.69            2.72
   2005         1.00        1.58           732,760       0.45            0.68            1.58
   2004         1.00        0.65           782,314       0.45            0.68            0.66

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2009*       $1.00        0.93%       $1,285,439       0.37%++(3)      0.72%           1.77%
   2008         1.00        2.44         1,128,205       0.33            0.68            2.39
   2007         1.00        3.39           920,166       0.33            0.69            3.34
   2006         1.00        2.90           786,745       0.33            0.69            2.85
   2005         1.00        1.72           813,440       0.33            0.68            1.70
   2004         1.00        0.79           862,511       0.33            0.68            0.78
   CLASS B
   2009*       $1.00        0.79%       $  281,054       0.67%++(3)      0.77%           1.56%
   2008         1.00        2.14           384,626       0.63            0.73            2.10
   2007         1.00        3.09           329,241       0.63            0.74            3.04
   2006         1.00        2.59           297,434       0.63            0.74            2.55
   2005         1.00        1.41           273,316       0.63            0.73            1.41
   2004         1.00        0.49           239,435       0.63            0.73            0.49
   CLASS C
   2009*       $1.00        0.68%       $   12,818       0.87%++(3)      0.97%           1.34%
   2008         1.00        1.93            17,278       0.83            0.93            1.96
   2007         1.00        2.87            33,056       0.83            0.94            2.85
   2006         1.00        2.38            21,541       0.83            0.94            2.37
   2005         1.00        1.21            29,893       0.83            0.93            1.22
   2004         1.00        0.29            29,157       0.83            0.93            0.29

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2009*       $1.00        0.74%       $  172,644       0.59%++(4)      0.89%           1.49%
   2008         1.00        2.27           201,557       0.55(4)         0.60            2.16
   2007         1.00        3.15           100,523       0.55            0.61            3.11
   2006         1.00        2.65           104,205       0.55            0.62            2.59
   2005         1.00        1.45            87,526       0.55            0.60            1.47
   2004         1.00        0.51            56,648       0.55            0.59            0.51

* For the six month period ended February 28, 2009. All ratios for the period have been annualized.

**   Per share calculations were performed using average shares.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++ The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense cap figure.

(1)  Amount represents less than $0.01 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.47%.

(3) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.36%, 0.66% and 0.86%, respectively.

(4) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio the six-month period ended February 28, 2009 and year ended August 31, 2008 would have been 0.57% and 0.53%, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 81

Financial Highlights

For the six month period ended February 29, 2008 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

                                      Net Realized
                                           and
             Net Asset                 Unrealized                  Dividends   Distributions       Total
               Value,        Net          Gains         Total      from Net       from Net       Dividends
             Beginning   Investment    (Losses) on      from      Investment      Realized          and
             of Period    Income**     Investments   Operations     Income         Gains       Distributions
             ---------   ----------   ------------   ----------   ----------   -------------   -------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2009*       $10.70       $0.19        $ 0.18        $ 0.01       $(0.19)        $   --          $(0.19)
   2008         10.63        0.38          0.07          0.45        (0.38)            --           (0.38)
   2007         10.81        0.39         (0.18)         0.21        (0.39)            --           (0.39)
   2006         10.98        0.37         (0.14)         0.23        (0.37)         (0.03)          (0.40)
   2005         11.12        0.37         (0.11)         0.26        (0.37)         (0.03)          (0.40)
   2004         11.10        0.37          0.21          0.58        (0.37)         (0.19)          (0.56)

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2009*       $10.06       $0.14        $ 0.07        $ 0.21       $(0.14)        $   --          $(0.14)
   2008          9.93        0.30          0.13          0.43        (0.30)            --           (0.30)
   2007          9.92        0.31          0.01          0.32        (0.31)            --           (0.31)
   2006          9.94        0.25         (0.02)         0.23        (0.25)            --           (0.25)
   2005         10.02        0.16         (0.08)         0.08        (0.16)            --           (0.16)
   2004(1)      10.00        0.10            --          0.10        (0.08)            --           (0.08)

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.25       $0.20        $(0.29)       $(0.09)      $(0.20)        $   --          $(0.20)
   2008         10.28        0.40         (0.02)         0.38        (0.40)         (0.01)          (0.41)
   2007         10.43        0.42         (0.15)         0.27        (0.42)            --           (0.42)
   2006         10.63        0.42         (0.18)         0.24        (0.42)         (0.02)          (0.44)
   2005         10.85        0.42         (0.12)         0.30        (0.42)         (0.10)          (0.52)
   2004         10.84        0.44          0.11          0.55        (0.44)         (0.10)          (0.54)
   CLASS B
   2009*       $10.25       $0.20        $(0.29)       $(0.09)      $(0.20)        $   --          $(0.20)
   2008         10.28        0.41         (0.02)         0.39        (0.41)         (0.01)          (0.42)
   2007         10.43        0.43         (0.15)         0.28        (0.43)            --           (0.43)
   2006         10.63        0.43         (0.18)         0.25        (0.43)         (0.02)          (0.45)
   2005         10.85        0.43         (0.12)         0.31        (0.43)         (0.10)          (0.53)
   2004         10.84        0.45          0.11          0.56        (0.45)         (0.10)          (0.55)

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2009*       $ 9.99       $0.17        $ 0.01        $ 0.18       $(0.17)        $(0.03)         $(0.20)
   2008          9.83        0.34          0.18          0.52        (0.34)         (0.02)          (0.36)
   2007          9.94        0.35         (0.10)         0.25        (0.35)         (0.01)          (0.36)
   2006         10.18        0.35         (0.16)         0.19        (0.35)         (0.08)          (0.43)
   2005         10.32        0.35         (0.08)         0.27        (0.35)         (0.06)          (0.41)
   2004         10.24        0.34          0.25          0.59        (0.34)         (0.17)          (0.51)

                                                                       Ratio of
                                                                       Expenses      Ratio of Net
                                                       Ratio of       to Average      Investment
             Net Asset                  Net Assets     Expenses       Net Assets        Income      Portfolio
            Value, End      Total     End of Period   to Average      (Excluding      to Average     Turnover
             of Period     Return+    ($ Thousands)   Net Assets       Waivers)       Net Assets      Rate+
            ----------   ----------   -------------   ----------    --------------   ------------   ---------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2009*       $10.52       0.14%      $   780,359       0.63%           0.86%           3.68%          12%
   2008         10.70       4.26         1,119,100       0.62            0.85            3.49           36
   2007         10.63       1.94         1,152,018       0.60            0.86            3.62           34
   2006         10.81       2.18         1,046,278       0.60            0.86            3.48           34
   2005         10.98       2.39           973,512       0.60            0.87            3.33           27
   2004         11.12       5.33           920,190       0.60            0.86            3.31           35

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2009*       $10.13       2.07%      $   371,036       0.63%           0.86%           2.76%          42%
   2008         10.06       4.37           348,751       0.62            0.86            2.95           38
   2007          9.93       3.23           292,216       0.60            0.86            3.12           28
   2006          9.92       2.33           209,589       0.60            0.86            2.50           28
   2005          9.94       0.83           125,927       0.60            0.86            1.71           18
   2004(1)      10.02       0.96            67,979       0.60            0.88            1.31            8

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2009*       $ 9.96      (0.83)%    $     48,731       0.63%           0.84%           3.90%           3%
   2008         10.25       3.77            81,073       0.62            0.83            3.87           14
   2007         10.28       2.61            77,775       0.60            0.84            4.04           23
   2006         10.43       2.31            64,573       0.60            0.84            4.00            7
   2005         10.63       2.88            55,224       0.60            0.85            3.92           12
   2004         10.85       5.12            57,809       0.60            0.84            4.00           12
   CLASS B
   2009*       $ 9.96      (0.89)%     $    23,236       0.48%           0.89%           4.06%           3%
   2008         10.25       3.90            25,544       0.48            0.88            4.01           14
   2007         10.28       2.74            27,767       0.48            0.89            4.16           23
   2006         10.43       2.43            42,779       0.48            0.89            4.12            7
   2005         10.63       3.00            43,088       0.48            0.89            4.04           12
   2004         10.85       5.25            50,888       0.48            0.89            4.12           12

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2009*       $ 9.97       1.88%      $    34,335       0.63%           0.86%           3.55%          12%
   2008          9.99       5.36            46,448       0.62            0.86            3.44           14
   2007          9.83       2.51            42,238       0.60            0.86            3.52           13
   2006          9.94       1.96            37,268       0.60            0.86            3.53           14
   2005         10.18       2.69            39,304       0.60            0.86            3.44           23
   2004         10.32       5.91            41,249       0.60            0.86            3.35           34


        82 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                                      Net Realized
                                          and
             Net Asset                 Unrealized                  Dividends   Distributions       Total
               Value,        Net         Gains          Total      from Net       from Net       Dividends
             Beginning   Investment    (Losses) on      from      Investment      Realized          and
             of Period    Income**     Investments   Operations     Income         Gains       Distributions
             ---------   ----------   ------------   ----------   ----------   -------------   -------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.13       $0.16        $ 0.02        $ 0.18       $(0.16)      $   --(2)        $(0.16)
   2008          9.95        0.33          0.18          0.51        (0.33)          --            (0.33)
   2007         10.05        0.34         (0.10)         0.24        (0.34)          --(2)         (0.34)
   2006         10.21        0.34         (0.16)         0.18        (0.34)          --            (0.34)
   2005         10.33        0.33         (0.12)         0.21        (0.33)          --(2)         (0.33)
   2004         10.32        0.32          0.18          0.50        (0.32)       (0.17)           (0.49)

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.37       $0.17        $(0.06)       $ 0.11       $(0.17)      $(0.04)          $(0.21)
   2008         10.20        0.34          0.18          0.52        (0.34)       (0.01)           (0.35)
   2007         10.26        0.35         (0.06)         0.29        (0.35)          --(2)         (0.35)
   2006         10.44        0.35         (0.14)         0.21        (0.35)       (0.04)           (0.39)
   2005         10.64        0.34         (0.14)         0.20        (0.34)       (0.06)           (0.40)
   2004         10.47        0.35          0.25          0.60        (0.35)       (0.08)           (0.43)

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.22       $0.17        $(0.04)       $ 0.13       $(0.17)      $(0.04)          $(0.21)
   2008         10.04        0.34          0.18          0.52        (0.34)          --(2)         (0.34)
   2007         10.18        0.35         (0.13)         0.22        (0.35)       (0.01)           (0.36)
   2006         10.36        0.35         (0.15)         0.20        (0.35)       (0.03)           (0.38)
   2005         10.45        0.35         (0.07)         0.28        (0.35)       (0.02)           (0.37)
   2004         10.34        0.34          0.24          0.58        (0.34)       (0.13)           (0.47)

TAX-ADVANTAGED INCOME FUND
   CLASS A
   2009*       $ 8.95       $0.26        $(2.10)       $(1.84)      $(0.25)      $   --           $(0.25)
   2008***      10.00        0.47         (1.07)        (0.60)       (0.45)          --(2)         (0.45)

                                                                  Ratio of
                                                                  Expenses    Ratio of Net
                                                     Ratio of    to Average    Investment
              Net Asset               Net Assets     Expenses    Net Assets      Income      Portfolio
             Value, End    Total    End of Period   to Average   (Excluding    to Average     Turnover
              of Period   Return+   ($ Thousands)   Net Assets    Waivers)     Net Assets      Rate+
             ----------   -------   -------------   ----------   ----------   ------------   ---------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.15       1.87%     $  80,144        0.60%        0.86%         3.32%          6%
   2008         10.13       5.18        125,383        0.60         0.86          3.26          10
   2007          9.95       2.41        118,700        0.60         0.86          3.36          21
   2006         10.05       1.83         90,527        0.60         0.87          3.40          17
   2005         10.21       2.13         75,784        0.60         0.86          3.24          29
   2004         10.33       4.96         73,159        0.60         0.86          3.09          48

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.27       1.00%      $102,319        0.60%        0.86%         3.41%          4%
   2008         10.37       5.16        151,827        0.60         0.85          3.32          15
   2007         10.20       2.88        151,008        0.60         0.86          3.41           8
   2006         10.26       2.03        133,089        0.60         0.86          3.38          13
   2005         10.44       1.95        102,845        0.60         0.86          3.27          22
   2004         10.64       5.82         97,570        0.60         0.86          3.27          17

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2009*       $10.14       1.32%      $153,886        0.60%        0.86%         3.41%          9%
   2008         10.22       5.29        220,938        0.60         0.85          3.34          16
   2007         10.04       2.13        219,744        0.60         0.86          3.45          14
   2006         10.18       2.03        196,102        0.60         0.87          3.50          32
   2005         10.36       2.70        186,541        0.60         0.86          3.37          12
   2004         10.45       5.78        183,733        0.60         0.86          3.30          29

TAX-ADVANTAGED INCOME FUND
   CLASS A
   2009*       $ 6.86     (20.69)%     $105,376        0.86%        1.13%         6.90%         10%
   2008***       8.95      (6.15)       104,718        0.86         1.15          5.16          41

* For the six month period ended February 28, 2009. All ratios for the period have been annualized.

**   Per share calculations were performed using average shares.

*** The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios for the period have been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

(2)  Amount represents less than $0.01 per share.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 83

Notes to Financial Statements

February 28, 2009

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eleven operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, California Municipal Bond, and Tax-Advantaged Income (each a "Fund," collectively "the Fixed Income Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fixed Income Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Trust's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2009, there were no fair valued securities in the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Funds' financial statements as of September 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


        84 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

The valuation techniques used by the Funds to measure fair value in accordance with FAS 157 during the six-month period ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities   Level 1     Level 2    Level 3     Total
-------------------------   -------   ----------   -------   ----------
Tax Free Fund               $    --   $1,078,927     $--     $1,078,927
Institutional
   Tax Free Fund                 --    1,579,190      --      1,579,190
Massachusetts
   Tax Free Money
   Market Fund                   --      171,048      --        171,048
Intermediate-Term
   Municipal Fund             4,207      781,682      --        785,889
Short Duration
   Municipal Bond
   Fund                          26      364,016      --        364,042
Pennsylvania
   Municipal Bond
   Fund                         885       70,912      --         71,797
Massachusetts
   Municipal Bond
   Fund                       1,446       32,836      --         34,282
New Jersey Municipal
   Bond Fund                     79       78,298      --         78,377
New York Municipal
   Bond Fund                    232      101,261      --        101,493
California Municipal
   Bond Fund                 10,731      144,230      --        154,961
Tax-Advantaged
   Income Fund               34,705       68,545      --        103,250

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the period ended February 28, 2009. The Fixed Income Funds' investment in these futures contracts is designed to enable the Fixed Income Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS -- A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statements of Operations.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 85

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carry over are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank, NA on the following day.

FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Money Market Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

Tax Free Fund                              .36%
Institutional Tax Free Fund                .36%
Massachusetts Tax Free Money Market Fund   .23%
Intermediate-Term Municipal Fund           .24%
Short Duration Municipal Fund              .24%
Pennsylvania Municipal Bond Fund           .20%
Massachusetts Municipal Bond Fund          .24%
New Jersey Municipal Bond Fund             .24%
New York Municipal Bond Fund               .24%
California Municipal Bond Fund             .24%
Tax-Advantaged Income Fund                 .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, exclusive of Acquired Fund Fee Expenses and Treasury Temporary Guarantee Program Fees, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

                 Institutional   Massachusetts   Intermediate-     Short
           Tax        Tax           Tax Free          Term        Duration
Fund      Free        Free        Money Market     Municipal     Municipal
----      ----   -------------   -------------   -------------   ---------
Class A   .45%        .33%           .25%*            .63%          .63%
Class B    --         .63%           .55%              --            --
Class C    --         .83%           .75%*             --            --

          Pennsylvania   Massachusetts   New Jersey    New York   California      Tax-
            Municipal      Municipal      Municipal   Municipal    Municipal   Advantaged
Fund          Bond            Bond          Bond         Bond        Bond        Income
----      ------------   -------------   ----------   ---------   ----------   ----------
Class A       .63%            .63%          .60%         .60%        .60%         .86%
Class B       .48%             --            --           --          --           --

*    Class not currently operational.

The Trust's Board of Trustees approved the participation in the U.S. Department of the Treasury's ("Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program insures shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share.

The Program is designed to address temporary dislocations in the credit markets. Participation in the Program through April 30, 2009, required a payment to the Treasury ranging from 0.010% to 0.015% of the net asset value of a Fund as of September 19, 2008. The Treasury has offered funds participating in the Program an extension until September 18, 2009, and the Money Market Funds, with Board approval, have determined to participate in such extension. Participation in the Program through September 18, 2009 requires a payment to the Treasury ranging from 0.015% to 0.023% of the net asset value of a Fund as of September 19, 2008. These expenses are borne by the Money Market Funds, and are amortized over the guarantee period for accounting purposes, without regard to any expense limitation currently in effect.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

                         Shareholder   Administrative
                          Servicing        Service
Fund                         Fees           Fees
----                     -----------   --------------
Tax Free
   Class A                   .25%            --
Institutional Tax Free
   Class A                   .25%            --
   Class B                   .25%           .05%
   Class C                   .25%           .25%
Massachusetts Tax Free
   Money Market
   Class B                   .25%           .05%
   Class C                   .25%*          .25%*


        86 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                               Shareholder   Administrative
                                Servicing        Service
Fund                               Fees            Fees
----                           -----------   --------------
Intermediate-Term Municipal
   Class A                         .25%            --
Short Duration Municipal
   Class A                         .25%            --
Pennsylvania Municipal Bond
   Class A                         .25%            --
   Class B                         .25%           .05%
Massachusetts Municipal Bond
   Class A                         .25%            --
New Jersey Municipal Bond
   Class A                         .25%            --
New York Municipal Bond
   Class A                         .25%            --
California Municipal Bond
   Class A                         .25%            --
Tax-Advantaged Income
   Class A                         .25%            --

*    Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers, Sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Lehman Brothers Asset Management LLC ("LBAM") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company ("DMC") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacific Investment Management Company LLC ("PIMCO") and Spectrum Asset Management ("Spectrum") act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to LBAM, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended February 28, 2009, were as follows:

               Intermediate-Term   Short Duration    Pennsylvania   Massachusetts
                   Municipal          Municipal       Municipal       Municipal
                      Fund              Fund          Bond Fund       Bond Fund
                 ($ Thousands)      ($ Thousands)   ($ Thousands)   ($ Thousands)
               -----------------   --------------   -------------   -------------
Purchases ..        $100,056          $122,998         $ 2,248         $ 4,263
Sales ......         405,057           144,081          29,776          16,447

                 New Jersey       New York       California         Tax-
                 Municipal       Municipal       Municipal      Advantaged
                 Bond Fund       Bond Fund       Bond Fund      Income Fund
               ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
               -------------   -------------   -------------   -------------
Purchases ..      $ 6,180         $ 4,986         $14,942         $35,545
Sales ......       49,686          49,390          83,443           7,546

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 87 the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. There were no differences for the year ended August 31, 2008.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                             Tax-Exempt       Ordinary                       Long-Term
                               Income          Income       Capital Gain       Total
                           ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                           -------------   -------------   -------------   -------------
Tax Free Fund       2008      $17,719           $  1            $ --          $17,720
                    2007       21,752             --              --           21,752
Institutional Tax   2008       32,777              1              --           32,778
   Free Fund        2007       39,842             --              --           39,842

Massachusetts
   Tax Free
   Money Market     2008        3,640              5               6            3,651
   Fund             2007        2,876             --              --            2,876

Intermediate-Term
   Municipal        2008       40,570             13              --           40,583
   Fund             2007       39,487             49              --           39,536

Short Duration
   Municipal        2008        9,591             --              --            9,591
   Fund             2007        6,932            312              --            7,244

Pennsylvania
   Municipal        2008        4,222              2             123            4,347
   Bond Fund        2007        4,246              7              --            4,253

Massachusetts
   Municipal        2008        1,566             --              75            1,641
   Bond Fund        2007        1,372             --              32            1,404

New Jersey
   Municipal        2008        4,115             --              --            4,115
   Bond Fund        2007        3,457              2              25            3,484

New York
   Municipal        2008        5,053             --              86            5,139
   Bond Fund        2007        4,781             --              43            4,824

California
   Municipal        2008        7,513             51              48            7,612
   Bond Fund        2007        7,107             22              92            7,221

Tax-Advantaged
   Income Fund      2008        2,113            984              --            3,097

As of August 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                   Undistributed                                                                                           Total
                    Tax-Exempt                                                                                         Distributable
                      Income/    Undistributed Undistributed                               Unrealized       Other        Earnings/
                  (Distributions    Ordinary     Long-Term    Capital Loss  Post-October  Appreciation/   Temporary    (Accumulated
                    in Excess)       Income     Capital Gain Carryforwards     Losses    (Depreciation)  Differences      Losses)
                   ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)  ($ Thousands)
                  -------------- ------------- ------------- ------------- ------------- -------------- ------------- --------------
Tax Free Fund          $ --           $231       $  5           $    --       $   (11)       $    --         $--         $   225
Institutional Tax
   Free Fund             83            227         --                --            --             --          --             310
Massachusetts Tax
   Free Money
   Market Fund           --             --         10                --            --             --          --              10
Intermediate-Term
   Municipal Fund        17             --         --            (4,976)       (4,765)         6,128          --          (3,596)
Short Duration
   Municipal Fund       (14)            --         --               (55)           --          3,683          --           3,614
Pennsylvania
   Municipal Bond
   Fund                  --             --         --                --          (127)           460          --             333
Massachusetts
   Municipal Bond
   Fund                   1             --        117                --            --            630          (1)            747
New Jersey
   Municipal
   Bond Fund              3             --         --               (87)           --          2,144          --           2,060
New York
   Municipal
   Bond Fund              3             56        339                --            --          2,671          (2)          3,067
California
   Municipal
   Bond Fund              4             --        714                --            --          4,053          (1)          4,770
Tax-Advantaged
   Income Fund           (1)            --         --                --          (247)        (6,273)         --          (6,521)


        88 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

Post-October losses represent losses realized on investment transactions from November 1, 2007 through August 31, 2008, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund's capital loss carryforwards will expire as follows:

                                   Expires         Expires         Expires         Expires         Expires
                                    2016            2015            2014            2013            2012
                                ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                -------------   -------------   -------------   -------------   -------------
Intermediate-Term
   Municipal Fund                  $2,045          $2,758            $173            $--             $--
Short Duration Municipal Fund          --              55              --             --              --
New Jersey Municipal
   Bond Fund                           87              --              --             --              --

                                                                                Total Capital
                                                                                     Loss
                                   Expires         Expires         Expires      Carryforward
                                    2011            2010            2009          8/31/08
                                ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                -------------   -------------   -------------   -------------
Intermediate-Term
   Municipal Fund                    $--             $--             $--            $4,976
Short Duration Municipal Fund         --              --              --                55
New Jersey Municipal
   Bond Fund                          --              --              --                87

During the year ended August 31, 2008, the following funds utilized capital loss carryforwards to offset realized capital gains:

                                    Amount
                                ($ Thousands)
                                -------------
Tax Free Fund                       $ 21
Institutional Tax Free Fund            1
Short Duration Municipal Fund        182

At February 28, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

                                                       Aggregate Gross   Aggregate Gross   Net Unrealized
                                                          Unrealized        Unrealized      Appreciation/
                                    Federal Tax Cost    Appreciation      Depreciation      (Depreciation)
                                      ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
                                    ----------------   ---------------   ---------------   ---------------
Intermediate-Term Municipal Fund        $795,629           $16,392          $(26,132)         $ (9,740)
Short Duration Municipal Fund            358,970             5,259              (187)            5,072
Pennsylvania Municipal Bond Fund          72,923             1,778            (2,904)           (1,126)
Massachusetts Municipal Bond Fund         34,162               848              (728)              120
New Jersey Municipal Bond Fund            76,907             2,613            (1,143)            1,470
New York Municipal Bond Fund             100,815             2,600            (1,922)              678
California Municipal Bond Fund           154,045             3,720            (2,804)              916
Tax-Advantaged Income Fund               129,894             1,431           (28,075)          (26,644)

At February 28, 2009, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 89

9. SHARE TRANSACTIONS (Thousands):

                                                                   INSTITUTIONAL               MASSACHUSETTS
                                         TAX FREE                    TAX FREE                  TAX FREE MONEY
                                           FUND                        FUND                      MARKET FUND
                                 -------------------------   -------------------------   -------------------------
                                 09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to   09/01/08 to   09/01/07 to
                                  02/28/09      08/31/08       02/28/09     08/31/08       02/28/09      08/31/08
                                 -----------   -----------   -----------   -----------   -----------   -----------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued    3,325,852     5,367,624     2,875,524     5,099,673           --            --
   Reinvestment of Dividends
      & Distributions                 6,730        13,320         3,672         6,992           --            --
   Cost of Shares Redeemed       (3,134,613)   (5,197,095)   (2,721,705)   (4,898,906)          --            --
                                 ----------    ----------    ----------    ----------     --------      --------
   Total Class A Transactions       197,969       183,849       157,491       207,759           --            --
                                 ----------    ----------    ----------    ----------     --------      --------
   CLASS B:
   Proceeds from Shares Issued           --            --       334,571     1,151,963      291,548       853,397
   Reinvestment of Dividends
      & Distributions                    --            --         1,346         4,719           79           156
   Cost of Shares Redeemed               --            --      (439,428)   (1,101,389)    (320,659)     (752,514)
                                 ----------    ----------    ----------    ----------     --------      --------
   Total Class B Transactions            --            --      (103,511)       55,293      (29,032)      101,039
                                 ----------    ----------    ----------    ----------     --------      --------
   CLASS C:
   Proceeds from Shares Issued           --            --       114,938       340,232           --            --
   Reinvestment of Dividends
      & Distributions                    --            --            14            39           --            --
   Cost of Shares Redeemed               --            --      (119,409)     (356,048)          --            --
                                 ----------    ----------    ----------    ----------     --------      --------
   Total Class C Transactions            --            --        (4,457)      (15,777)          --            --
                                 ----------    ----------    ----------    ----------     --------      --------
   Increase (Decrease) in
      Share Transactions            197,969       183,849        49,523       247,275      (29,032)      101,039
                                 ----------    ----------    ----------    ----------     --------      --------

                                     INTERMEDIATE-             SHORT DURATION           PENNSYLVANIA             MASSACHUSETTS
                                    TERM MUNICIPAL               MUNICIPAL                MUNICIPAL                MUNICIPAL
                                         FUND                      FUND                  BOND FUND                 BOND FUND
                              ------------------------  ------------------------  ------------------------  ------------------------
                              09/01/08 to  09/01/07 to  09/01/08 to  09/01/07 to  09/01/08 to  09/01/07 to  09/01/08 to   09/01/07
                                02/28/09     08/31/08     02/28/09     08/31/08    02/28/09      08/31/08     02/28/09   to 08/31/08
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares
      Issued                     23,720       24,908       21,860       17,578       2,047        2,041           802       1,070
   Reinvestment of
     Dividends &
     Distributions                1,386        3,455          405          864         114          297            77         157
   Cost of Shares Redeemed      (55,582)     (32,115)     (20,321)     (13,213)     (5,178)      (1,994)       (2,082)       (878)
                                -------      -------      -------      -------      ------       ------        ------       -----
   Total Class A
      Transactions              (30,476)      (3,752)       1,944        5,229      (3,017)         344        (1,203)        349
                                -------      -------      -------      -------      ------       ------        ------       -----
   CLASS B:
   Proceeds from Shares
      Issued                         --           --           --           --         156          245            --          --
   Reinvestment of
      Dividends
      & Distributions                --           --           --           --           7           17            --          --
   Cost of Shares Redeemed           --           --           --           --        (323)        (471)           --          --
                                -------      -------      -------      -------      ------       ------        ------       -----
   Total Class B
      Transactions                   --           --           --           --        (160)        (209)           --          --
                                -------      -------      -------      -------      ------       ------        ------       -----
   CLASS C:
   Proceeds from Shares
      Issued                         --           --           --           --          --           --                        --
   Reinvestment of
      Dividends
      & Distributions                --           --           --           --          --           --                        --
   Cost of Shares Redeemed           --           --           --           --          --           --                        --
                                -------      -------      -------      -------      ------       ------        ------       -----
   Total Class C
      Transactions                   --           --           --           --          --           --                        --
                                -------      -------      -------      -------      ------       ------        ------       -----
   Increase (Decrease) in
      Share Transactions        (30,476)      (3,752)       1,944        5,229      (3,177)         135        (1,203)        349
                                -------      -------      -------      -------      ------       ------        ------       -----

Amounts designated as "--" are either $0 or have been rounded to $0.


        90 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

9. SHARE TRANSACTIONS (Thousands):

                                     NEW JERSEY               NEW YORK                  CALIFORNIA             TAX-ADVANTAGED
                                      MUNICIPAL               MUNICIPAL                  MUNICIPAL                  INCOME
                                      BOND FUND               BOND FUND                  BOND FUND                   FUND*
                            ------------------------  ------------------------  ------------------------  ------------------------
                            09/01/08 to  09/01/07 to  09/01/08 to  09/01/07 to  09/01/08 to  09/01/07 to  09/01/08 to  09/04/07 to
                              02/28/09     08/31/08     02/28/09     08/31/08     02/28/09    08/31/08      02/28/09     08/31/08
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares
      Issued                    1,518        3,569        2,327        3,033        4,324        5,139        9,648       13,363
   Reinvestment of Dividends
      & Distributions             152          389          220          470          340          695          380          310
   Cost of Shares Redeemed     (6,147)      (3,516)      (7,219)      (3,672)     (11,116)      (6,089)      (6,365)      (1,968)
                               ------       ------       ------       ------      -------       ------       ------       ------
   Total Class A
      Transactions             (4,477)         442       (4,672)        (169)      (6,452)        (255)       3,663       11,705
                               ------       ------       ------       ------      -------       ------       ------       ------
   Increase in Share
      Transactions             (4,477)         442       (4,672)        (169)      (6,452)        (255)       3,663       11,705
                               ------       ------       ------       ------      -------       ------       ------       ------

*    The Tax-Advantaged Income Fund commenced operations on September 4, 2007.

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

11. SUBSEQUENT EVENT

As set forth in Note 3, the Trust's Board of Trustees has approved the Money Market Funds continued participation in the Treasury's Temporary Guarantee Program through the extended period of September 18, 2009.


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 91

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs , which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


        92 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                           9/1/08     2/28/09      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
TAX FREE FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,008.40      0.47%       $2.34

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,022.46      0.47%       $2.36

INSTITUTIONAL TAX FREE FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,009.30      0.36%       $1.79
Class B                   1,000.00    1,007.90      0.66         3.29
Class C                   1,000.00    1,006.80      0.86         4.28

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,022.99      0.36%       $1.81
Class B                   1,000.00    1,021.48      0.66         3.31
Class C                   1,000.00    1,020.48      0.86         4.32

MASSACHUSETTS TAX FREE MONEY MARKET FUND
ACTUAL FUND RETURN
Class B                  $1,000.00   $1,007.40      0.57%       $2.84

HYPOTHETICAL 5% RETURN
Class B                  $1,000.00   $1,021.93      0.57%       $2.86

INTERMEDIATE-TERM MUNICIPAL FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,001.40      0.63%       $3.13

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.63      0.63%       $3.16

SHORT DURATION MUNICIPAL FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,020.70      0.63%       $3.16

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.63      0.63%       $3.16

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                           9/1/08     2/28/09      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
PENNSYLVANIA MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $  991.10      0.63%       $3.11
Class B                   1,000.00      991.70      0.48         2.37

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.63      0.63%       $3.16
Class B                   1,000.00    1,022.38      0.48         2.41

MASSACHUSETTS MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,018.80      0.63%       $3.15

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.63      0.63%       $3.16

NEW JERSEY MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,018.70      0.60%       $3.00

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.78      0.60%       $3.01

NEW YORK MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,010.00      0.60%       $2.99

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.78      0.60%       $3.01

CALIFORNIA MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,013.20      0.60%       $2.99

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,021.78      0.60%       $3.01

TAX-ADVANTAGED INCOME FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $  793.10      0.86%       $3.82

HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,020.48      0.86%       $4.32

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).


        SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2009 93

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2009

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

David F. McCann
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO)   New ways.
             New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-090 (2/09)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              SEI Tax Exempt Trust


By (Signature and Title)                  /s/ Robert A. Nesher
                                          ---------------------------
                                          Robert A. Nesher, President & CEO

Date:  May 6, 2009




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Robert A. Nesher
                                          ---------------------------
                                          Robert A. Nesher, President & CEO

Date:  May 6, 2009


By (Signature and Title)                  /s/ Stephen F. Panner
                                          ---------------------------
                                          Stephen F. Panner, Controller & CFO

Date:  May 6, 2009